UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22696

Victory Portfolios II
(Exact name of registrant as specified in charter)

4900 Tiedeman Road, 4th Floor Brooklyn, OH			44144
(Address of principal executive offices)			(Zip code)

Christopher K. Dyer 4900 Tiedeman Road, 4th Floor Brooklyn, OH 44144
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(216) 898-2411

Date of fiscal year end:	June 30

Date of reporting period:	December 31, 2016

Item 1. Reports to Stockholders.

December 31, 2016

Semi Annual Report

VictoryShares US 500 Volatility Wtd ETF
(formerly, Victory CEMP US 500 Volatility Wtd Index ETF)

VictoryShares US Discovery Enhanced Volatility Wtd ETF
(formerly, Victory CEMP Discovery Enhanced Volatility Wtd Index ETF)

VictoryShares US 500 Enhanced Volatility Wtd ETF
(formerly, Victory CEMP US 500 Enhanced Volatility Wtd Index ETF)

VictoryShares Developed Enhanced Volatility Wtd ETF
(formerly, Victory CEMP Developed Enhanced Volatility Wtd Index ETF)

VictoryShares US EQ Income Enhanced Volatility Wtd ETF
(formerly, Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF)

VictoryShares US Small Cap Volatility Wtd ETF
(formerly, Victory CEMP US Small Cap Volatility Wtd Index ETF)

VictoryShares International Volatility Wtd ETF
(formerly, Victory CEMP International Volatility Wtd Index ETF)

VictoryShares Emerging Market Volatility Wtd ETF
(formerly, Victory CEMP Emerging Market Volatility Wtd Index ETF)

VictoryShares US Large Cap High Div Volatility Wtd ETF
(formerly, Victory CEMP US Large Cap High Div Volatility Wtd
Index ETF)

VictoryShares US Small Cap High Div Volatility Wtd ETF
(formerly, Victory CEMP US Small Cap High Div Volatility Wtd
Index ETF)

VictoryShares International High Div Volatility Wtd ETF
(formerly, Victory CEMP International High Div Volatility Wtd Index ETF)

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Victory Portfolios II

Table of Contents

Shareholder Letter	5-6
Financial Statements
Victory Portfolios II Exchange Traded Funds
VictoryShares US 500 Volatility Wtd ETF
Schedule of Investments	7-20
Statements of Assets and Liabilities	113
Statements of Operations	117
Statements of Changes in Net Assets	121
Financial Highlights	132
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Schedule of Investments	21-34
Statements of Assets and Liabilities	113
Statements of Operations	117
Statements of Changes in Net Assets	122
Financial Highlights	133
VictoryShares US 500 Enhanced Volatility Wtd ETF
Schedule of Investments	35-48
Statements of Assets and Liabilities	113
Statements of Operations	117
Statements of Changes in Net Assets	123
Financial Highlights	134
VictoryShares Developed Enhanced Volatility Wtd ETF
Schedule of Investments	49-57
Statements of Assets and Liabilities	114
Statements of Operations	118
Statements of Changes in Net Assets	124
Financial Highlights	135
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Schedule of Investments	58-62
Statements of Assets and Liabilities	114
Statements of Operations	118
Statements of Changes in Net Assets	125
Financial Highlights	136
VictoryShares US Small Cap Volatility Wtd ETF
Schedule of Investments	63-76
Statements of Assets and Liabilities	114
Statements of Operations	118
Statements of Changes in Net Assets	126
Financial Highlights	137
VictoryShares International Volatility Wtd ETF
Schedule of Investments	77-87
Statements of Assets and Liabilities	115
Statements of Operations	119
Statements of Changes in Net Assets	127
Financial Highlights	138

Table of Contents (continued)

VictoryShares Emerging Market Volatility Wtd ETF
Schedule of Investments	88-99
Statements of Assets and Liabilities	115
Statements of Operations	119
Statements of Changes in Net Assets	128
Financial Highlights	139
VictoryShares US Large Cap High Div Volatility Wtd ETF
Schedule of Investments	100-103
Statements of Assets and Liabilities	115
Statements of Operations	119
Statements of Changes in Net Assets	129
Financial Highlights	140
VictoryShares US Small Cap High Div Volatility Wtd ETF
Schedule of Investments	104-108
Statements of Assets and Liabilities	116
Statements of Operations	120
Statements of Changes in Net Assets	130
Financial Highlights	141
VictoryShares International High Div Volatility Wtd ETF
Schedule of Investments	109-112
Statements of Assets and Liabilities	116
Statements of Operations	120
Statements of Changes in Net Assets	131
Financial Highlights	142
Notes to Financial Statements	143
Supplemental Information	161
Trustee and Officer Information	161
Additional Federal Income Tax Information	165
Proxy Voting and Form N-Q Information	169
Expense Examples	169
Portfolio Allocation	171-173
Frequency Distribution of Premiums & Discounts	174
Advisory Contract Approval	174-179

Table of Contents (continued)

The Victory Portfolios II ETFs are distributed by Quasar Distributors, LLC. Victory Capital Management Inc. is the investment adviser to the Funds and receives fees from the Funds for performing services for the Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Portfolios II ETFs.

For additional information about any Victory Portfolios II ETF, including fees, expenses, and risks, view our prospectus online at compassempetf.com or call 866-376-7890. Read it carefully before you invest or send money.

The information in this semi-annual report is based on data obtained from recognized services and sources and is believed to be reliable. Any opinions, projections, or recommendations in this report are subject to change without notice and are not intended as individual investment advice. Past investment performance of the ETFs, markets or securities mentioned herein should not be considered to be indicative of future results.

• NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Call Compass EMP at:

866-376-7890

Visit our website at:

www.compassempetf.com

This page is intentionally left blank.

The Victory Funds Letter to Shareholders

Dear Shareholder,

As we head full-steam into 2017, we are brimming with excitement. For starters, we launched a new brand — VictoryShares — which builds on the success of the firm's Victory CEMP volatility-weighted ETFs. The names of the existing 11 Victory CEMP ETFs have been changed to reflect the VictoryShares branding. And in conjunction with the new brand, our next generation VictoryShares ETF platform will soon include new products that will track indexes developed in partnership with Nasdaq.

The CEMP investment team provided us with an enviable doorway into the ETF world, and now our VictoryShares platform carries that forward, boasting more than $1 billion in assets under management. This is an important benchmark, and we are poised to continue helping investors bridge the gap between the active and passive elements of their portfolios with new ETFs in the years ahead.

In terms of the general investment environment, we are closely monitoring the state of the markets and the seemingly heightened level of the political and economic risk. Investors perpetually appear to be waiting for the next big surprise. Maybe that's a reflection of an aging bull market. Or maybe it's persistent worries over growth rates in emerging markets or the specter of rising U.S. interest rates that finally appears to be here.

There are plenty of other issues to ponder as well. Investors have had to grapple with the fallout from the Brexit referendum, the surprising results of the U.S. presidential election, and even negative bond yields in several major global developed markets. All this activity simply underscores that investing today is no easy task, and there are many cross-currents that need deciphering.

Yet despite all the question marks and the now-fashionable anti-globalization rhetoric, it's important to remember that equity markets in the U.S., key global developed markets, and emerging markets all moved higher during the course of 2016. In fact, as 2016 drew to a close there was a fair bit of encouraging economic news. Domestically, we are benefitting from relatively strong personal consumption, continuing job creation, and even some wage growth. Solid employment and healthier finances are underpinning household spending, and the prospect of less regulation and fiscal stimulus in the U.S. helped fuel a robust post-U.S. election rally. Equities certainly ushered in 2017 on a positive note. Nevertheless, more volatility should be expected, and catalysts could come domestically or from any corner of the globe.

While markets will continue to provide tactical challenges for investors, we believe that maintaining a long-term view and maintaining a portfolio that is diversified across strategies and asset classes is still appropriate for investors seeking to weather market turbulence and achieve goals. Of this thinking, we have no doubt.

To help investors maintain their longer-term conviction, we are committed to offering an eclectic mix of investment products. In conjunction with our efforts, in July 2016 Victory Capital completed its acquisition of RS Investments (including the recently renamed Sophus Capital). The acquisition expands Victory Capital's multi-boutique model to include 11 distinct investment franchises with $54.9 billion in assets under management and advisement as of December 31, 2016.

On the following pages, you will find information relating to your Victory Funds investment. If you have any questions, we encourage you to contact your financial advisor. Or, if you invest with us directly, you may call (866) 376-7890, or visit our website at www.vcm.com.

My colleagues and I sincerely appreciate the confidence you have placed in the Victory Funds and we value the opportunity to help meet your investment goals.

Christopher K. Dyer, CFA

President,
Victory Funds

Must be preceded or accompanied by a Prospectus

Opinions expressed are subject to change, are not guaranteed and should not be considered investment advice.

Investments involve risk including possible loss of principal. ETFs have the same risks as the underlying securities traded on the exchange throughout the day. Redemptions are limited and often commissions are charged on each trade, and ETFs may trade at a premium or discount to their net asset value. The Funds are not actively managed and do not, therefore, seek returns in excess of their respective Index. The Funds' returns may not match the returns of their respective Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index and incurs costs in buying and selling securities; the Fund may not be fully invested at times; differences in the valuation of securities and differences between the Fund's portfolio and the Index resulting from legal restrictions, cost, or liquidity constraints. The ETFs may invest in small and medium-sized companies. The earnings and prospects of these companies are more volatile than larger companies. Small and medium-sized companies may have limited markets, product lines, or financial resources and lack management experience and may experience higher failure rates than larger companies. In general the price of a fixed income security falls when interest rates rise. ETFs focused on high dividend strategies may not be successful. Dividend paying stocks may fall out of favor relative to the overall market. ETFs may invest in securities included in, or representative of securities included in, the index, regardless of their investment merits. ETFs with a foreign focus are subject to the special risks associated with investments in foreign markets which may include less liquidity, exchange rate risk, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

One cannot invest directly in an index.

The ETFs are distributed by Quasar Distributors, LLC. Victory Capital Management Inc., the adviser to the ETFs, is not affiliated with Quasar Distributors, LLC.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (2.9%):
B/E Aerospace, Inc.	3,455	$207,956
General Dynamics Corporation	1,836	317,004
Huntington Ingalls Industries, Inc.	1,581	291,204
Lockheed Martin Corporation	1,472	367,912
Northrop Grumman Corporation	1,576	366,546
Orbital ATK, Inc.	1,821	159,756
Raytheon Company	2,219	315,098
Rockwell Collins, Inc.	3,026	280,692
Spirit AeroSystems Holdings, Inc. — Class A	3,830	223,481
Textron, Inc.	4,195	203,709
TransDigm Group, Inc.	598	148,878
United Technologies Corporation	2,744	300,797
		3,183,033
Air Freight & Logistics (0.9%):
CH Robinson Worldwide, Inc.	3,901	285,787
Expeditors International of Washington, Inc.	5,656	299,542
United Parcel Service, Inc. — Class B	3,493	400,438
		985,767
Airlines (1.0%):
Alaska Air Group, Inc.	2,333	207,007
American Airlines Group, Inc.	3,360	156,878
Delta Air Lines, Inc.	3,885	191,103
JetBlue Airways Corporation (a)	8,257	185,122
Southwest Airlines Company	4,208	209,727
United Continental Holdings, Inc. (a)	2,279	166,094
		1,115,931
Auto Components (0.7%):
BorgWarner, Inc.	3,563	140,525
Gentex Corporation	11,216	220,843
Johnson Controls International PLC	4,705	193,799
Lear Corporation	1,364	180,552
		735,719
Automobiles (0.7%):
Ford Motor Company	14,364	174,235
General Motors Company	6,579	229,213
Harley-Davidson, Inc.	2,483	144,858
Thor Industries, Inc.	2,419	242,021
		790,327
Banks (5.4%):
Bank of America Corporation	9,499	209,928
Bank of the Ozarks, Inc.	3,729	196,108
BB&T Corporation	5,413	254,519
BOK Financial Corporation	2,206	183,186
CIT Group, Inc.	4,147	176,994

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Banks (5.4%) cont'd
Citigroup, Inc.	3,060	$181,856
Citizens Financial Group, Inc.	6,092	217,058
Comerica, Inc.	3,084	210,051
Commerce Bancshares, Inc.	4,806	277,832
Cullen/Frost Bankers, Inc.	1,888	166,578
East West Bancorp, Inc.	3,978	202,202
Fifth Third Bancorp	7,670	206,860
First Republic Bank	2,378	219,109
Huntington Bancshares, Inc.	15,799	208,863
JPMorgan Chase & Company	2,852	246,099
KeyCorp	13,910	254,136
M&T Bank Corporation	1,668	260,925
PacWest Bancorp	3,498	190,431
People's United Financial, Inc.	12,947	250,654
PNC Financial Services Group, Inc.	2,467	288,540
Regions Financial Corporation	14,418	207,042
Signature Bank (a)	1,358	203,972
SunTrust Banks, Inc.	3,791	207,936
SVB Financial Group (a)	1,036	177,840
U.S. Bancorp	5,243	269,333
Wells Fargo & Company	4,532	249,759
Zions Bancorporation	4,737	203,880
		5,921,691
Beverages (1.7%):
Brown-Forman Corporation — Class B	5,710	256,493
Constellation Brands, Inc. — Class A	1,394	213,714
Dr Pepper Snapple Group, Inc.	3,278	297,216
Molson Coors Brewing Company — Class B	2,251	219,045
Monster Beverage Corporation (a)	3,708	164,413
PepsiCo, Inc.	3,719	389,119
The Coca-Cola Company	8,354	346,357
		1,886,357
Biotechnology (0.9%):
AbbVie, Inc.	2,856	178,843
Amgen, Inc.	1,341	196,068
Biogen, Inc. (a)	438	124,208
Gilead Sciences, Inc.	2,222	159,117
Regeneron Pharmaceuticals, Inc. (a)	325	119,304
United Therapeutics Corporation (a)	1,120	160,642
		938,182
Building Products (0.9%):
AO Smith Corporation	4,200	198,870
Fortune Brands Home & Security, Inc.	3,679	196,679
Lennox International, Inc.	1,674	256,407
Masco Corporation	5,603	177,167
Owens Corning	3,899	201,032
		1,030,155

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Capital Markets (4.8%):
Affiliated Managers Group, Inc. (a)	911	$132,368
Ameriprise Financial, Inc.	1,575	174,731
BlackRock, Inc.	500	190,270
CBOE Holdings, Inc.	4,142	306,052
Charles Schwab Corporation	4,384	173,037
CME Group, Inc.	2,414	278,455
Eaton Vance Corporation	4,537	190,010
FactSet Research Systems, Inc.	1,301	212,623
Franklin Resources, Inc.	4,629	183,216
Interactive Brokers Group, Inc.	4,632	169,114
Intercontinental Exchange, Inc.	3,850	217,217
Invesco Ltd.	4,414	133,921
MarketAxess Holdings, Inc.	1,183	173,806
Moody's Corporation	1,688	159,128
Morgan Stanley	4,536	191,646
MSCI, Inc.	2,978	234,607
Nasdaq, Inc.	3,551	238,343
Northern Trust Corporation	2,537	225,920
Raymond James Financial, Inc.	2,630	182,180
S&P Global, Inc.	1,560	167,762
SEI Investments Company	3,065	151,288
State Street Corporation	2,150	167,098
T. Rowe Price Group, Inc.	3,185	239,703
TD Ameritrade Holding Corporation	4,800	209,280
The Bank of New York Mellon Corporation	4,540	215,105
The Goldman Sachs Group, Inc.	1,087	260,282
		5,177,162
Chemicals (2.4%):
Axalta Coating Systems Ltd. (a)	6,137	166,926
CF Industries Holdings, Inc.	3,731	117,452
Eastman Chemical Company	2,844	213,897
Ecolab, Inc.	1,847	216,505
Huntsman Corporation	5,612	107,077
International Flavors & Fragrances, Inc.	1,407	165,787
LyondellBasell Industries NV — Class A	2,003	171,817
NewMarket Corporation	494	209,377
PPG Industries, Inc.	2,092	198,238
Praxair, Inc.	2,168	254,068
RPM International, Inc.	4,427	238,306
The Dow Chemical Company	4,200	240,324
The Sherwin-Williams Company	799	214,723
Westlake Chemical Corporation	2,429	136,000
		2,650,497
Commercial Services & Supplies (1.8%):
Cintas Corporation	2,112	244,063
Copart, Inc. (a)	4,419	244,857
KAR Auction Services, Inc.	5,283	225,161
Republic Services, Inc.	6,845	390,507

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Commercial Services & Supplies (1.8%) cont'd
Rollins, Inc.	7,882	$266,254
Stericycle, Inc. (a)	1,549	119,335
Waste Management, Inc.	5,932	420,638
		1,910,815
Communications Equipment (1.2%):
Arista Networks, Inc. (a)	1,451	140,413
Brocade Communications Systems, Inc.	13,045	162,932
Cisco Systems, Inc.	6,799	205,466
F5 Networks, Inc. (a)	1,500	217,080
Juniper Networks, Inc.	6,385	180,440
Motorola Solutions, Inc.	3,083	255,550
Ubiquiti Networks, Inc. (a)	2,906	167,967
		1,329,848
Construction & Engineering (0.2%):
Jacobs Engineering Group, Inc. (a)	3,823	217,911
Construction Materials (0.4%):
Martin Marietta Materials, Inc.	975	215,992
Vulcan Materials Company	1,789	223,893
		439,885
Consumer Finance (1.0%):
American Express Company	3,027	224,240
Capital One Financial Corporation	2,385	208,067
Discover Financial Services	3,399	245,034
Navient Corporation	8,211	134,907
Santander Consumer USA Holdings, Inc. (a)	7,221	97,484
Synchrony Financial	5,771	209,314
		1,119,046
Containers & Packaging (1.9%):
AptarGroup, Inc.	3,511	257,883
Avery Dennison Corporation	2,898	203,497
Bemis Company, Inc.	4,812	230,110
Berry Plastics Group, Inc. (a)	3,679	179,278
Crown Holdings, Inc. (a)	3,999	210,227
Graphic Packaging Holding Company	12,672	158,147
International Paper Company	3,716	197,171
Packaging Corporation of America	1,993	169,046
Sealed Air Corporation	3,676	166,670
Sonoco Products Company	4,869	256,596
		2,028,625
Distributors (0.6%):
Genuine Parts Company	2,756	263,308
LKQ Corporation (a)	5,116	156,806
Pool Corporation	2,710	282,761
		702,875

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Diversified Consumer Services (0.4%):
Service Corporation International	8,637	$245,291
ServiceMaster Global Holdings, Inc. (a)	4,707	177,312
		422,603
Diversified Financial Services (0.4%):
Berkshire Hathaway, Inc. — Class B (a)	2,386	388,870
Diversified Telecommunication Services (0.8%):
AT&T, Inc.	9,674	411,435
CenturyLink, Inc.	5,953	141,562
Verizon Communications, Inc.	6,104	325,832
		878,829
Electric Utilities (3.3%):
Alliant Energy Corporation	7,770	294,405
American Electric Power Company, Inc.	4,646	292,512
Duke Energy Corporation	3,892	302,097
Eversource Energy	5,791	319,837
Exelon Corporation	7,348	260,781
NextEra Energy, Inc.	2,655	317,166
OGE Energy Corporation	7,235	242,011
PG&E Corporation	5,132	311,872
Pinnacle West Capital Corporation	4,046	315,709
PPL Corporation	8,248	280,844
Southern Company	6,704	329,770
Xcel Energy, Inc.	7,714	313,960
		3,580,964
Electrical Equipment (1.4%):
Acuity Brands, Inc.	584	134,822
AMETEK, Inc.	4,913	238,772
Eaton Corporation PLC	3,085	206,973
Emerson Electric Company	4,116	229,467
Hubbell, Inc.	2,423	282,764
Rockwell Automation, Inc.	1,893	254,419
Sensata Technologies Holding NV (a)	3,768	146,764
		1,493,981
Electronic Equipment, Instruments & Components (2.3%):
Amphenol Corporation — Class A	4,602	309,254
Arrow Electronics, Inc. (a)	2,766	197,216
Avnet, Inc.	5,071	241,430
CDW Corporation	4,686	244,094
Cognex Corporation	2,864	182,208
Dolby Laboratories, Inc.	3,671	165,892
Flex Ltd. (a)	14,046	201,841
FLIR Systems, Inc.	6,629	239,904
IPG Photonics Corporation (a)	1,775	175,210
Keysight Technologies, Inc. (a)	5,502	201,208

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Electronic Equipment, Instruments & Components (2.3%) cont'd
SYNNEX Corporation	1,680	$203,314
Trimble Navigation Ltd. (a)	5,986	180,478
		2,542,049
Energy Equipment & Services (0.2%):
FMC Technologies, Inc. (a)	4,628	164,433
Food & Staples Retailing (1.8%):
Casey's General Stores, Inc.	1,515	180,103
Costco Wholesale Corporation	1,845	295,403
CVS Health Corporation	3,145	248,172
Sysco Corporation	5,574	308,632
The Kroger Company	6,487	223,866
Walgreens Boots Alliance, Inc.	2,862	236,859
Wal-Mart Stores, Inc.	3,547	245,169
Whole Foods Market, Inc.	6,198	190,651
		1,928,855
Food Products (2.6%):
Archer-Daniels-Midland Company	3,901	178,081
Blue Buffalo Pet Products, Inc. (a)	4,803	115,464
Bunge Ltd.	2,175	157,122
Campbell Soup Company	4,492	271,631
General Mills, Inc.	4,800	296,496
Hormel Foods Corporation	5,440	189,366
Ingredion, Inc.	1,635	204,310
McCormick & Company, Inc.	3,073	286,803
Mead Johnson Nutrition Company	2,424	171,522
Pilgrim's Pride Corporation	6,947	131,924
Pinnacle Foods, Inc.	4,898	261,798
The Hershey Company	1,827	188,967
The J.M. Smucker Company	1,772	226,922
Tyson Foods, Inc. — Class A	2,907	179,304
		2,859,710
Gas Utilities (0.3%):
Atmos Energy Corporation	4,111	304,831
Health Care Equipment & Supplies (3.3%):
Abbott Laboratories	4,812	184,829
ABIOMED, Inc. (a)	1,125	126,765
Align Technology, Inc. (a)	1,743	167,555
Becton, Dickinson and Company	1,661	274,979
Danaher Corporation	4,474	348,256
DENTSPLY SIRONA, Inc.	4,009	231,440
Edwards Lifesciences Corporation (a)	1,340	125,558
Hologic, Inc. (a)	4,682	187,842
IDEXX Laboratories, Inc. (a)	1,713	200,883
Intuitive Surgical, Inc. (a)	372	235,911
ResMed, Inc.	3,277	203,338
Stryker Corporation	2,750	329,477
Teleflex, Inc.	1,399	225,449

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Health Care Equipment & Supplies (3.3%) cont'd
The Cooper Companies, Inc.	1,290	$225,660
Varian Medical Systems, Inc. (a)	2,644	237,378
West Pharmaceutical Services, Inc.	2,899	245,922
		3,551,242
Health Care Providers & Services (3.6%):
Acadia Healthcare Company, Inc. (a)	2,382	78,844
Aetna, Inc.	1,737	215,405
AmerisourceBergen Corporation	2,592	202,669
Anthem, Inc.	1,577	226,725
Cardinal Health, Inc.	2,581	185,755
Cigna Corporation	1,470	196,083
Express Scripts Holdings Company (a)	3,078	211,736
HCA Holdings, Inc. (a)	2,848	210,809
Henry Schein, Inc. (a)	1,417	214,973
Humana, Inc.	981	200,153
Laboratory Corporation of America Holdings (a)	1,931	247,902
McKesson Corporation	963	135,253
MEDNAX, Inc. (a)	3,093	206,179
Patterson Companies, Inc.	4,816	197,600
Quest Diagnostics, Inc.	3,399	312,368
UnitedHealth Group, Inc.	2,199	351,928
Universal Health Services, Inc. — Class B	1,613	171,591
VCA, Inc. — Class A (a)	2,650	181,923
WellCare Health Plans, Inc. (a)	1,457	199,726
		3,947,622
Health Care Technology (0.3%):
Cerner Corporation (a)	3,008	142,489
Veeva Systems, Inc. (a)	3,711	151,038
		293,527
Hotels, Restaurants & Leisure (3.0%):
Aramark	6,584	235,181
Carnival Corporation	3,882	202,097
Darden Restaurants, Inc.	3,880	282,154
Domino's Pizza, Inc.	1,226	195,228
Hilton Worldwide Holdings, Inc.	7,186	195,459
Hyatt Hotels Corporation — Class A (a)	3,069	169,593
Las Vegas Sands Corporation	2,580	137,798
Marriott International, Inc. — Class A	2,697	222,988
McDonald's Corporation	2,715	330,470
Norwegian Cruise Line Holdings Ltd. (a)	3,399	144,559
Panera Bread Company — Class A (a)	1,026	210,422
Royal Caribbean Cruises Ltd.	1,768	145,047
Starbucks Corporation	4,163	231,130
Wyndham Worldwide Corporation	2,543	194,209
Wynn Resorts Ltd.	1,067	92,306
Yum! Brands, Inc.	3,683	233,244
		3,221,885

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Household Durables (1.8%):
CalAtlantic Group, Inc.	4,151	$141,175
D.R. Horton, Inc.	5,611	153,349
Harman International Industries, Inc.	1,310	145,620
Leggett & Platt, Inc.	4,861	237,606
Lennar Corporation — Class A	4,152	178,245
Mohawk Industries, Inc. (a)	976	194,888
Newell Rubbermaid, Inc.	3,330	148,684
NVR, Inc. (a)	159	265,371
PulteGroup, Inc.	8,473	155,734
Toll Brothers, Inc. (a)	5,127	158,937
Whirlpool Corporation	1,041	189,222
		1,968,831
Household Products (1.3%):
Church & Dwight Company, Inc.	5,982	264,344
Kimberly-Clark Corporation	2,530	288,724
Procter & Gamble Company	4,385	368,691
Spectrum Brands Holdings, Inc.	1,684	206,004
The Clorox Company	2,497	299,690
		1,427,453
Industrial Conglomerates (1.1%):
3M Company	1,889	337,319
Carlisle Companies, Inc.	2,379	262,380
Honeywell International, Inc.	2,640	305,844
Roper Technologies, Inc.	1,292	236,539
		1,142,082
Insurance (6.1%):
Aflac, Inc.	4,158	289,397
Alleghany Corporation (a)	532	323,520
American Financial Group, Inc.	4,089	360,323
AmTrust Financial Services, Inc.	6,838	187,224
Arthur J Gallagher & Company	5,706	296,484
Brown & Brown, Inc.	7,669	344,031
Cincinnati Financial Corporation	4,008	303,606
Erie Indemnity Company — Class A	2,550	286,748
First American Financial Corporation	5,196	190,329
Hartford Financial Services Group, Inc.	4,791	228,291
Lincoln National Corporation	2,593	171,838
Markel Corporation (a)	309	279,491
Marsh & McLennan Companies, Inc.	4,978	336,463
MetLife, Inc.	3,280	176,759
Old Republic International Corporation	16,310	309,890
Principal Financial Group, Inc.	3,234	187,119
Progressive Corporation	9,457	335,724
Prudential Financial, Inc.	1,999	208,016
Reinsurance Group of America, Inc.	2,363	297,336
The Allstate Corporation	4,911	364,003
The Travelers Companies, Inc.	2,552	312,416

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Insurance (6.1%) cont'd
Torchmark Corporation	3,888	$286,779
Unum Group	4,640	203,835
W.R. Berkley Corporation	5,030	334,545
		6,614,167
Internet & Catalog Retail (0.4%):
Netflix, Inc. (a)	1,134	140,389
The Priceline Group, Inc. (a)	107	156,869
TripAdvisor, Inc. (a)	2,090	96,913
		394,171
Internet & Direct Marketing Retail (0.1%):
Amazon.com, Inc. (a)	209	156,723
Internet Software & Services (0.8%):
Akamai Technologies, Inc. (a)	2,201	146,763
Alphabet, Inc. — Class A (a)	286	226,641
eBay, Inc. (a)	4,964	147,381
Facebook, Inc. — Class A (a)	1,299	149,450
VeriSign, Inc. (a)	2,703	205,617
		875,852
IT Services (5.0%):
Alliance Data Systems Corporation	594	135,729
Amdocs Ltd.	4,743	276,280
Automatic Data Processing, Inc.	3,228	331,774
Black Knight Financial Services, Inc. (a)	4,324	163,447
Booz Allen Hamilton Holding Corporation	7,841	282,825
Broadridge Financial Solutions, Inc.	4,001	265,266
Cognizant Technology Solutions Corporation — Class A (a)	3,200	179,296
Fidelity National Information Services, Inc.	2,915	220,491
Fiserv, Inc. (a)	2,691	285,999
FleetCor Technologies, Inc. (a)	1,033	146,190
Gartner, Inc. (a)	2,602	262,984
Genpact Ltd. (a)	10,427	253,793
Global Payments, Inc.	2,112	146,594
International Business Machines Corporation	1,497	248,487
Jack Henry & Associates, Inc.	3,388	300,787
Leidos Holdings, Inc.	2,602	133,066
MasterCard, Inc. — Class A	2,336	241,192
Paychex, Inc.	4,417	268,907
PayPal Holdings, Inc. (a)	4,588	181,088
Sabre Corporation	6,547	163,348
The Western Union Company	10,101	219,394
Total System Services, Inc.	3,178	155,817
Vantiv, Inc. — Class A (a)	3,732	222,502
Visa, Inc. — Class A	2,703	210,888
WEX, Inc. (a)	1,343	149,879
		5,446,023

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Leisure Products (0.3%):
Hasbro, Inc.	2,694	$209,566
Polaris Industries, Inc.	1,713	141,134
		350,700
Life Sciences Tools & Services (1.5%):
Agilent Technologies, Inc.	4,594	209,303
Bio-Rad Laboratories, Inc. (a)	1,669	304,225
Illumina, Inc. (a)	606	77,592
Mettler-Toledo International, Inc. (a)	582	243,602
PerkinElmer, Inc.	3,617	188,627
Quintiles Transnational Holdings, Inc. (a)	2,866	217,959
Thermo Fisher Scientific, Inc.	1,618	228,300
Waters Corporation (a)	1,603	215,427
		1,685,035
Machinery (3.6%):
Allison Transmission Holdings, Inc.	7,506	252,877
Cummins, Inc.	1,604	219,219
Deere & Company	2,175	224,112
Donaldson Company, Inc.	5,511	231,903
Dover Corporation	2,745	205,683
Flowserve Corporation	3,290	158,085
IDEX Corporation	2,871	258,562
Illinois Tool Works, Inc.	2,468	302,231
Ingersoll-Rand PLC	3,116	233,825
Middleby Corporation (a)	1,393	179,432
Nordson Corporation	1,604	179,728
Parker-Hannifin Corporation	1,729	242,060
Snap-on, Inc.	1,509	258,446
Stanley Black & Decker, Inc.	1,985	227,660
The Toro Company	5,076	284,002
Wabtec Corporation	2,324	192,938
Xylem, Inc.	5,440	269,389
		3,920,152
Media (2.7%):
CBS Corporation — Class B	3,715	236,348
Cinemark Holdings, Inc.	5,170	198,321
Comcast Corporation — Class A	4,426	305,615
Discovery Communications, Inc. (a)	6,299	172,656
Omnicom Group, Inc.	3,076	261,798
Scripps Networks Interactive, Inc. — Class A	2,967	211,755
Sirius XM Holdings, Inc.	61,529	273,804
TEGNA, Inc.	7,979	170,671
The Interpublic Group of Companies. Inc.	10,147	237,541
The Walt Disney Company	2,926	304,948
Time Warner, Inc.	2,815	271,732
Twenty-First Century Fox, Inc. — Class A	8,810	247,033
Viacom, Inc.	2,539	89,119
		2,981,341

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Metals & Mining (0.2%):
Reliance Steel & Aluminum Company	2,537	$201,793
Multiline Retail (0.8%):
Dollar General Corporation	2,149	159,176
Dollar Tree, Inc. (a)	2,105	162,464
Kohl's Corporation	2,538	125,327
Macy's, Inc.	3,449	123,509
Nordstrom, Inc.	2,543	121,886
Target Corporation	3,071	221,818
		914,180
Multi-Utilities (2.6%):
Ameren Corporation	6,204	325,462
CMS Energy Corporation	7,510	312,566
Consolidated Edison, Inc.	4,006	295,162
Dominion Resources, Inc.	4,321	330,945
DTE Energy Company	3,352	330,206
Public Service Enterprise Group, Inc.	7,029	308,433
SCANA Corporation	4,378	320,820
Sempra Energy	2,646	266,293
WEC Energy Group, Inc.	5,033	295,185
		2,785,072
Oil, Gas & Consumable Fuels (1.1%):
Cheniere Energy Partners LP Holdings LLC	6,759	151,199
Exxon Mobil Corporation	2,856	257,783
Marathon Petroleum Corporation	2,538	127,788
ONEOK, Inc.	2,000	114,820
Phillips 66	2,428	209,803
Plains GP Holdings LP	2,124	73,660
Tesoro Corporation	1,510	132,050
Valero Energy Corporation	2,549	174,148
		1,241,251
Personal Products (0.2%):
Estee Lauder Companies, Inc.	3,030	231,765
Pharmaceuticals (1.4%):
Eli Lilly and Company	3,030	222,856
Johnson & Johnson	3,246	373,972
Mallinckrodt PLC (a)	1,292	64,367
Merck & Company, Inc.	3,999	235,421
Mylan NV (a)	2,959	112,886
Pfizer, Inc.	8,477	275,333
Zoetis, Inc.	4,430	237,138
		1,521,973
Professional Services (1.1%):
Dun & Bradstreet Corporation	1,447	175,550
Equifax, Inc.	1,797	212,459
ManpowerGroup, Inc.	2,060	183,072
Nielsen Holdings PLC	5,301	222,377

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Professional Services (1.1%) cont'd
Robert Half International, Inc.	3,816	$186,145
Verisk Analytics, Inc. (a)	3,174	257,634
		1,237,237
Real Estate Management & Development (0.4%):
CBRE Group, Inc. — Class A (a)	4,575	144,067
Jones Lang LaSalle, Inc.	1,016	102,656
The Howard Hughes Corporation (a)	1,339	152,780
		399,503
Road & Rail (1.4%):
AMERCO	536	198,100
CSX Corporation	6,570	236,060
JB Hunt Transport Services, Inc.	2,956	286,939
Kansas City Southern	1,953	165,712
Norfolk Southern Corporation	1,903	205,657
Old Dominion Freight Line, Inc. (a)	2,592	222,368
Union Pacific Corporation	2,163	224,260
		1,539,096
Semiconductors & Semiconductor Equipment (1.9%):
Analog Devices, Inc.	3,556	258,237
Applied Materials, Inc.	5,284	170,515
Intel Corporation	5,977	216,786
Lam Research Corporation	1,950	206,173
NVIDIA Corporation	2,386	254,682
ON Semiconductor Corporation (a)	12,097	154,358
QUALCOMM, Inc.	2,818	183,733
Skyworks Solutions, Inc.	1,718	128,266
Texas Instruments, Inc.	3,291	240,144
Xilinx, Inc.	3,730	225,180
		2,038,074
Software (2.8%):
Activision Blizzard, Inc.	3,513	126,854
Adobe Systems, Inc. (a)	1,905	196,120
ANSYS, Inc. (a)	2,370	219,201
CA, Inc.	7,342	233,255
Cadence Design Systems, Inc. (a)	8,790	221,684
CDK Global, Inc.	3,724	222,286
Citrix Systems, Inc. (a)	2,012	179,692
Manhattan Associates, Inc. (a)	2,165	114,810
Microsoft Corporation	3,621	225,009
Oracle Corporation	6,353	244,273
Red Hat, Inc. (a)	2,535	176,690
Symantec Corporation	5,818	138,992
Synopsys, Inc. (a)	4,841	284,941
Tyler Technologies, Inc. (a)	864	123,353
Ultimate Software Group, Inc. (a)	764	139,315
VMware, Inc. — Class A (a)	2,148	169,112
		3,015,587

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Specialty Retail (3.8%):
Advance Auto Parts, Inc.	1,363	$230,511
AutoNation, Inc. (a)	2,977	144,831
AutoZone, Inc. (a)	376	296,961
Bed Bath & Beyond, Inc.	4,260	173,126
Best Buy Company, Inc.	3,404	145,249
Burlington Stores, Inc. (a)	1,829	155,008
CarMax, Inc. (a)	2,334	150,286
Dick's Sporting Goods, Inc.	2,685	142,573
Foot Locker, Inc.	2,685	190,340
L Brands, Inc.	2,205	145,177
Lowe's Companies, Inc.	3,115	221,539
Michaels Companies, Inc. (a)	6,312	129,080
O'Reilly Automotive, Inc. (a)	851	236,927
Ross Stores, Inc.	3,613	237,013
Signet Jewelers Ltd.	1,514	142,710
The Gap, Inc.	4,904	110,046
The Home Depot, Inc.	2,053	275,266
The TJX Companies, Inc.	3,277	246,201
Tiffany & Company	2,655	205,577
Tractor Supply Company	2,688	203,777
Ulta Salon, Cosmetics & Fragrances, Inc. (a)	643	163,926
Urban Outfitters, Inc. (a)	3,397	96,747
Williams-Sonoma, Inc.	2,803	135,637
		4,178,508
Technology Hardware, Storage & Peripherals (0.3%):
Apple, Inc.	1,883	218,089
HP, Inc.	10,618	157,571
		375,660
Textiles, Apparel & Luxury Goods (0.8%):
Carter's, Inc.	1,836	158,612
Coach, Inc.	4,415	154,613
Hanesbrands, Inc.	5,449	117,535
NIKE, Inc. — Class B	3,737	189,952
PVH Corporation	1,338	120,741
VF Corporation	3,193	170,347
		911,800
Thrifts & Mortgage Finance (0.3%):
TFS Financial Corporation	15,278	290,893
Tobacco (0.9%):
Altria Group, Inc.	5,439	367,785
Philip Morris International, Inc.	3,387	309,876
Reynolds American, Inc.	5,568	312,031
		989,692
Trading Companies & Distributors (1.1%):
Fastenal Company	5,009	235,323
MSC Industrial Direct Company, Inc.	3,358	310,246

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Trading Companies & Distributors (1.1%) cont'd
United Rentals, Inc. (a)	1,235	$130,391
W.W. Grainger, Inc.	1,077	250,133
Watsco, Inc.	1,714	253,878
		1,179,971
Transportation Infrastructure (0.2%):
Macquarie Infrastructure Company LLC	2,096	171,243
Water Utilities (0.5%):
American Water Works Company, Inc.	3,496	252,971
Aqua America, Inc.	9,379	281,745
		534,716
Wireless Telecommunication Services (0.2%):
T-Mobile US, Inc. (a)	4,004	230,270
Total Common Stocks (Cost $103,172,149)		108,694,041
Short-Term Investments (0.1%)
Money Market Funds (0.1%):
Short-Term Investments Trust Government & Agency Portfolio — Institutional Class, 0.43% (b)	130,818	130,818
Total Short-Term Investments (Cost $130,818)		130,818
Total Investments — 99.9% (Cost $103,302,967)		108,824,859
Other assets in excess of liabilities — 0.1%		102,872
NET ASSETS — 100.0%		$108,927,731

(a)  Non-income producing security.

(b)  Annualized seven-day yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Schedule of Open Futures Contracts

Number of Contracts Purchased	Description	Notional Value	Unrealized Appreciation
1	S&P 500 E-Mini Future, March 2017	$111,810	$233
			$233

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Common Stocks (100.0%)
Aerospace & Defense (1.3%):
AAR Corporation	2,068	$68,347
Astronics Corporation (a)	137	4,617
Astronics Corporation (a)	980	33,163
DigitalGlobe, Inc. (a)	1,787	51,198
Mercury Systems, Inc. (a)	2,702	81,654
Moog, Inc. — Class A (a)	978	64,235
National Presto Industries, Inc.	930	98,952
TASER International, Inc. (a)	2,173	52,674
		454,840
Air Freight & Logistics (0.5%):
Air Transport Services Group, Inc. (a)	3,855	61,526
Echo Global Logistics, Inc. (a)	2,397	60,045
Hub Group, Inc. — Class A (a)	1,669	73,018
		194,589
Airlines (0.7%):
Allegiant Travel Company	429	71,386
Hawaiian Holdings, Inc. (a)	1,070	60,990
SkyWest, Inc.	1,697	61,856
Spirit Airlines, Inc. (a)	1,183	68,448
		262,680
Auto Components (2.1%):
American Axle & Manufacturing Holdings, Inc. (a)	2,277	43,946
Cooper Standard Holding, Inc. (a)	720	74,434
Cooper Tire & Rubber Company	1,843	71,601
Dorman Products, Inc. (a)	1,157	84,530
Drew Industries, Inc.	764	82,321
Fox Factory Holdings Corporation (a)	2,972	82,473
Gentherm, Inc. (a)	1,412	47,796
Metaldyne Performance Group, Inc.	2,953	67,771
Standard Motor Products, Inc.	1,245	66,259
Stoneridge, Inc. (a)	2,965	52,451
Superior Industries International, Inc.	2,272	59,867
Visteon Corporation	430	34,546
		767,995
Automobiles (0.2%):
Winnebago Industries, Inc.	2,748	86,974
Banks (16.3%):
1st Source Corporation	2,654	118,528
Ameris Bancorp	2,282	99,495
Associated Banc-Corp	3,722	91,933
Banc of California, Inc.	2,815	48,840
BancFirst Corporation	1,191	110,823
BancorpSouth, Inc.	2,808	87,188
Banner Corporation	1,763	98,393
BNC Bancorp	3,282	104,696

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Banks (16.3%) cont'd
Boston Private Financial Holdings, Inc.	5,805	$96,073
Capital Bank Financial Corporation	2,912	114,296
Cathay General Bancorp	2,410	91,652
Chemical Financial Corporation	2,020	109,423
Columbia Banking System, Inc.	2,262	101,066
Community Bank Systems, Inc.	1,915	118,328
CVB Financial Corporation	4,358	99,929
Eagle Bancorp, Inc. (a)	1,427	86,976
FCB Financial Holdings, Inc. (a)	1,957	93,349
First Busey Corporation	4,327	133,185
First Commonwealth Financial Corporation	7,640	108,335
First Financial Bancorp	3,954	112,491
First Financial Bankshares, Inc.	1,837	83,032
First Interstate BancSystem, Inc. — Class A	3,002	127,735
First Merchants Corporation	3,182	119,802
First Midwest Bancorp, Inc.	3,890	98,145
FNB Corporation	5,936	95,154
Fulton Financial Corporation	5,705	107,254
Glacier Bancorp, Inc.	2,597	94,089
Great Western Bancorp, Inc.	2,160	94,154
Hancock Holding Company	1,812	78,097
Heartland Financial USA, Inc.	1,764	84,672
Hilltop Holdings, Inc.	2,808	83,678
Hope Bancorp, Inc.	4,215	92,266
IBERIABANK Corporation	934	78,223
Independent Bank Corporation	1,481	104,337
International Bancshares Corporation	2,275	92,820
Lakeland Financial Corporation	2,796	132,419
LegacyTexas Financial Group, Inc.	1,732	74,580
MB Financial, Inc.	1,946	91,910
NBT Bancorp, Inc.	2,811	117,725
Old National Bancorp	5,701	103,473
Opus Bank	1,741	52,317
Park National Corporation	790	94,531
Pinnacle Financial Partners, Inc.	1,250	86,625
Renasant Corporation	2,301	97,148
S&T Bancorp, Inc.	2,525	98,576
ServisFirst Bancshares, Inc.	2,660	99,590
Simmons First National Corporation — Class A	1,445	89,807
South State Corporation	1,092	95,441
Sterling Bancorp	4,481	104,855
TCF Financial Corporation	4,399	86,176
Texas Capital Bancshares, Inc. (a)	861	67,502
Tompkins Financial Corporation	1,064	100,591
Towne Bank	3,802	126,417
Trustmark Corporation	3,165	112,832
Union Bankshares Corporation	3,151	112,617
United Community Banks, Inc.	3,722	110,246
Valley National Bancorp	8,343	97,113
WesBanco, Inc.	3,080	132,625

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Banks (16.3%) cont'd
Westamerica Bancorporation	1,658	$104,338
Wintrust Financial Corporation	1,310	95,067
		5,942,978
Beverages (0.4%):
MGP Ingredients, Inc.	960	47,981
National Beverage Corporation	1,059	54,093
The Boston Beer Company, Inc. — Class A (a)	294	49,936
		152,010
Biotechnology (0.4%):
Insys Therapeutics, Inc. (a)	1,793	16,495
MiMedx Group, Inc. (a)	6,437	57,032
Myriad Genetics, Inc. (a)	1,764	29,406
Repligen Corporation (a)	1,273	39,234
		142,167
Building Products (2.6%):
AAON, Inc.	2,359	77,965
American Woodmark Corporation (a)	580	43,645
Apogee Enterprises, Inc.	1,369	73,324
Continental Building Products, Inc. (a)	2,654	61,307
CSW Industrials, Inc. (a)	2,620	96,547
Gibraltar Industries, Inc. (a)	1,166	48,564
Griffon Corporation	4,873	127,673
Insteel Industries, Inc.	1,564	55,741
NCI Building Systems, Inc. (a)	3,565	55,792
Patrick Industries, Inc. (a)	727	55,470
PGT, Inc. (a)	3,857	44,163
Simpson Manufacturing Company, Inc.	2,250	98,437
Trex Company, Inc. (a)	856	55,126
Universal Forest Products, Inc.	564	57,630
		951,384
Capital Markets (2.4%):
Artisan Partners Asset Management, Inc. — Class A	2,099	62,445
BGC Partners, Inc. — Class A	10,278	105,144
Cohen & Steers, Inc.	1,750	58,800
Evercore Partners, Inc. — Class A	1,066	73,234
Financial Engines, Inc.	1,527	56,117
Houlihan Lokey, Inc.	2,784	86,638
Janus Capital Group, Inc.	4,126	54,752
LPL Financial Holdings, Inc.	976	34,365
Moelis & Company — Class A	2,436	82,580
NorthStar Asset Management Group, Inc.	3,807	56,800
Stifel Financial Corporation (a)	1,231	61,489
Virtu Financial, Inc.	4,401	70,196
Waddell & Reed Financial, Inc. — Class A	2,321	45,283
WisdomTree Investments, Inc.	3,520	39,213
		887,056
See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Chemicals (2.3%):
American Vanguard Corporation	2,212	$42,360
Balchem Corporation	907	76,116
Calgon Carbon Corporation	3,842	65,314
FutureFuel Corporation	4,470	62,133
HB Fuller Company	1,752	84,639
Innospec, Inc.	1,294	88,639
Minerals Technologies, Inc.	817	63,113
PolyOne Corporation	1,909	61,164
Quaker Chemical Corporation	823	105,295
Rayonier Advanced Materials, Inc.	2,459	38,016
Stepan Company	984	80,176
Trinseo SA	992	58,826
		825,791
Commercial Services & Supplies (3.6%):
ABM Industries, Inc.	2,791	113,984
ACCO Brands Corporation (a)	4,960	64,728
Healthcare Services Group, Inc.	2,624	102,782
Herman Miller, Inc.	1,977	67,613
HNI Corporation	1,170	65,426
Interface, Inc.	3,189	59,156
Knoll, Inc.	2,835	79,182
Matthews International Corporation — Class A	1,529	117,504
McGrath RentCorp	2,355	92,292
Mobile Mini, Inc.	1,971	59,623
MSA Safety, Inc.	1,320	91,516
Multi-Color Corporation	756	58,666
Steelcase, Inc. — Class A	5,035	90,126
UniFirst Corporation	717	102,997
US Ecology, Inc.	1,347	66,205
West Corporation	2,617	64,797
		1,296,597
Communications Equipment (1.1%):
ADTRAN, Inc.	3,806	85,064
Finisar Corporation (a)	2,136	64,657
Infinera Corporation (a)	3,274	27,796
InterDigital, Inc.	1,097	100,211
NETGEAR, Inc. (a)	1,261	68,535
Plantronics, Inc.	846	46,327
		392,590
Construction & Engineering (1.0%):
Argan, Inc.	1,248	88,046
Comfort Systems USA, Inc.	2,236	74,459
Dycom Industries, Inc. (a)	534	42,875
KBR, Inc.	3,544	59,149
Primoris Services Corporation	3,024	68,887
Tutor Perini Corporation (a)	1,541	43,148
		376,564

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Construction Materials (0.2%):
Headwaters, Inc. (a)	3,318	$78,039
Consumer Finance (0.5%):
FirstCash, Inc.	956	44,932
Nelnet, Inc. — Class A	1,711	86,833
PRA Group, Inc. (a)	1,122	43,870
		175,635
Containers & Packaging (0.3%):
Silgan Holdings, Inc.	1,995	102,104
Distributors (0.2%):
Core-Mark Holding Company, Inc.	1,526	65,725
Diversified Consumer Services (0.8%):
Capella Education Company	1,218	106,940
Grand Canyon Education, Inc. (a)	1,745	101,995
Strayer Education, Inc. (a)	1,096	88,371
		297,306
Diversified Telecommunication Services (0.5%):
Cincinnati Bell, Inc. (a)	2,596	58,020
Cogent Communications Holdings, Inc.	1,779	73,562
Inteliquent, Inc.	2,900	66,468
		198,050
Electric Utilities (1.0%):
ALLETE, Inc.	1,851	118,816
MGE Energy, Inc.	1,821	118,911
Otter Tail Corporation	2,802	114,322
		352,049
Electrical Equipment (0.7%):
AZZ, Inc.	1,231	78,661
Encore Wire Corporation	1,513	65,588
Generac Holdings, Inc. (a)	1,424	58,014
Thermon Group Holdings, Inc. (a)	3,354	64,028
		266,291
Electronic Equipment, Instruments & Components (3.7%):
Anixter International, Inc. (a)	833	67,515
AVX Corporation	6,690	104,565
Badger Meter, Inc.	2,221	82,066
Benchmark Electronics, Inc. (a)	2,831	86,345
Coherent, Inc. (a)	526	72,265
ePlus, Inc. (a)	602	69,350
II-VI, Inc. (a)	2,762	81,893
Insight Enterprises, Inc. (a)	1,793	72,509
Littelfuse, Inc.	644	97,740
Methode Electronics, Inc.	1,831	75,712
MTS Systems Corporation	994	56,360
OSI Systems, Inc. (a)	518	39,430
Plexus Corporation (a)	1,559	84,248

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Electronic Equipment, Instruments & Components (3.7%) cont'd
Rogers Corporation (a)	870	$66,825
Sanmina Corporation (a)	2,087	76,489
ScanSource, Inc. (a)	1,547	62,421
Tech Data Corporation (a)	872	73,841
Universal Display Corporation (a)	726	40,874
VeriFone Systems, Inc. (a)	2,648	46,949
		1,357,397
Energy Equipment & Services (0.4%):
Atwood Oceanics, Inc.	2,785	36,567
Dril-Quip, Inc. (a)	1,114	66,895
Oceaneering International, Inc.	1,770	49,932
		153,394
Food & Staples Retailing (1.2%):
Ingles Markets, Inc. — Class A	1,381	66,426
Performance Food Group Company (a)	2,648	63,552
PriceSmart, Inc.	892	74,482
SpartanNash Company	1,692	66,902
SUPERVALU, Inc. (a)	6,443	30,089
United Natural Foods, Inc. (a)	974	46,479
Weis Markets, Inc.	1,541	103,000
		450,930
Food Products (1.5%):
Calavo Growers, Inc.	888	54,523
Dean Foods Company	4,198	91,432
J&J Snack Foods Corporation	1,036	138,233
John B Sanfilippo & Son, Inc.	881	62,014
Omega Protein Corporation (a)	1,578	39,529
Sanderson Farms, Inc.	698	65,780
Tootsie Roll Industries, Inc.	2,714	107,882
		559,393
Gas Utilities (0.2%):
Chesapeake Utilities Corporation	1,096	73,377
Health Care Equipment & Supplies (2.6%):
Abaxis, Inc.	1,100	58,047
Anika Therapeutics, Inc. (a)	1,356	66,390
Atrion Corporation	218	110,569
CryoLife, Inc. (a)	3,449	66,048
Cynosure, Inc. (a)	1,052	47,971
Globus Medical, Inc. (a)	2,487	61,702
ICU Medical, Inc. (a)	577	85,021
Inogen, Inc. (a)	840	56,423
Masimo Corporation (a)	1,244	83,846
Meridian Bioscience, Inc.	4,194	74,234
Merit Medical Systems, Inc. (a)	2,806	74,359
Natus Medical, Inc. (a)	1,085	37,758
Neogen Corporation (a)	1,099	72,534
Penumbra, Inc. (a)	737	47,021
		941,923

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Health Care Providers & Services (3.2%):
Aceto Corporation	2,198	$48,290
Adeptus Health, Inc. (a)	906	6,922
Air Methods Corporation (a)	1,579	50,291
Amedisys, Inc. (a)	1,076	45,870
AMN Healthcare Services, Inc. (a)	1,335	51,331
BioTelemetry, Inc. (a)	2,378	53,148
Chemed Corporation	650	104,267
CorVel Corporation (a)	1,663	60,866
Diplomat Pharmacy, Inc. (a)	1,198	15,095
HealthEquity, Inc. (a)	1,375	55,715
LHC Group, Inc. (a)	1,823	83,311
Lifepoint Health, Inc. (a)	1,093	62,082
National HealthCare Corporation	1,740	131,875
Owens & Minor, Inc.	2,522	89,001
PharMerica Corporation (a)	1,369	34,430
Select Medical Holdings Corporation (a)	3,485	46,176
Surgical Care Affiliates, Inc. (a)	1,481	68,526
The Ensign Group, Inc.	2,940	65,298
US Physical Therapy, Inc.	1,132	79,466
		1,151,960
Health Care Technology (0.3%):
HealthStream, Inc. (a)	2,035	50,977
HMS Holdings Corporation (a)	2,199	39,934
Inovalon Holdings, Inc. — Class A (a)	2,210	22,763
		113,674
Hotels, Restaurants & Leisure (5.3%):
BJ's Restaurants, Inc. (a)	1,786	70,190
Bob Evans Farms, Inc.	2,005	106,686
Bojangles', Inc. (a)	2,975	55,484
Brinker International, Inc.	1,329	65,825
Buffalo Wild Wings, Inc. (a)	359	55,429
Choice Hotels International, Inc.	1,678	94,052
Churchill Downs, Inc.	541	81,393
Chuy's Holdings, Inc. (a)	1,937	62,856
Dave & Buster's Entertainment, Inc. (a)	1,330	74,879
DineEquity, Inc.	1,101	84,777
El Pollo Loco Holdings, Inc. (a)	3,236	39,803
Eldorado Resorts, Inc. (a)	4,943	83,784
Fiesta Restaurant Group, Inc. (a)	1,789	53,402
ILG, Inc	3,599	65,394
Isle of Capri Casinos, Inc. (a)	3,349	82,687
Marriott Vacations Worldwide Corporation	706	59,904
Papa John's International, Inc.	934	79,932
Popeyes Louisiana Kitchen, Inc. (a)	1,537	92,958
Red Robin Gourmet Burgers, Inc. (a)	1,019	57,471
Ruth's Hospitality Group, Inc.	4,952	90,622
Shake Shack, Inc. (a)	1,172	41,946
Sonic Corporation	2,229	59,091

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Hotels, Restaurants & Leisure (5.3%) cont'd
The Cheesecake Factory, Inc.	1,824	$109,221
The Marcus Corporation	3,241	102,091
Wendy's Company	6,960	94,099
Wingstop, Inc.	1,766	52,256
		1,916,232
Household Durables (2.9%):
Cavco Industries, Inc. (a)	634	63,305
Ethan Allen Interiors, Inc.	1,994	73,479
Helen of Troy Ltd. (a)	936	79,045
Installed Building Products, Inc. (a)	1,453	60,009
iRobot Corporation (a)	1,583	92,526
KB Home	3,325	52,568
La-Z-Boy, Inc.	2,014	62,535
LGI Homes, Inc. (a)	1,103	31,689
M/I Homes, Inc. (a)	2,829	71,234
MDC Holdings, Inc.	2,803	71,928
Meritage Homes Corporation (a)	1,386	48,233
Taylor Morrison Home Corporation — Class A (a)	3,113	59,956
TopBuild Corporation (a)	1,816	64,650
TRI Pointe Group, Inc. (a)	4,340	49,823
Universal Electronics, Inc. (a)	890	57,450
WCI Communities, Inc. (a)	2,876	67,442
William Lyon Homes (a)	1,842	35,053
		1,040,925
Household Products (0.3%):
WD-40 Company	850	99,365
Independent Power and Renewable Electricity Producers (0.1%):
8Point3 Energy Partners LP	3,967	51,492
Independent Power and Renewable Electricity Producers (0.3%):
Ormat Technologies, Inc.	1,963	105,256
Insurance (4.2%):
AMERISAFE, Inc.	1,484	92,527
CNO Financial Group, Inc.	3,771	72,215
Employers Holdings, Inc.	2,038	80,705
FBL Financial Group, Inc. — Class A	1,256	98,156
Fidelity & Guaranty Life	5,703	135,161
Horace Mann Educators Corporation	2,466	105,545
Infinity Property & Casualty Corporation	1,311	115,237
Mercury General Corporation	1,753	105,548
National General Holdings Corporation	3,339	83,442
Navigators Group, Inc.	994	117,044
Primerica, Inc.	1,097	75,858
ProAssurance Corporation	2,326	130,721
Safety Insurance Group, Inc.	1,730	127,501
Selective Insurance Group, Inc.	2,305	99,230
United Fire Group, Inc.	1,873	92,095
		1,530,985

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Internet & Catalog Retail (0.3%):
HSN, Inc.	1,585	$54,365
Nutrisystem, Inc.	1,690	58,559
		112,924
Internet Software & Services (0.7%):
Alarm.com Holdings, Inc. (a)	1,682	46,810
NIC, Inc.	3,366	80,447
Shutterstock, Inc. (a)	755	35,878
SPS Commerce, Inc. (a)	722	50,460
WebMD Health Corporation (a)	1,161	57,551
		271,146
IT Services (2.7%):
CACI International, Inc. — Class A (a)	602	74,829
Cass Information Systems, Inc.	1,445	106,309
Convergys Corporation	2,738	67,245
CSG Systems International, Inc.	1,572	76,085
ExlService Holdings, Inc. (a)	1,501	75,710
Forrester Research, Inc.	2,001	85,943
ManTech International Corporation — Class A	1,834	77,486
NeuStar, Inc. — Class A (a)	2,178	72,745
Perficient, Inc. (a)	3,459	60,498
Science Applications International Corporation	1,146	97,181
Sykes Enterprises, Inc. (a)	2,898	83,636
TeleTech Holdings, Inc.	3,092	94,306
		971,973
Leisure Products (0.5%):
Nautilus, Inc. (a)	1,571	29,063
Smith & Wesson Holdings Corporation (a)	1,586	33,433
Sturm Ruger & Company, Inc.	858	45,217
Vista Outdoor, Inc. (a)	1,614	59,557
		167,270
Life Sciences Tools & Services (0.5%):
Cambrex Corporation (a)	1,082	58,374
INC Research Holdings, Inc. — Class A (a)	1,395	73,377
Luminex Corporation (a)	3,304	66,840
		198,591
Machinery (5.2%):
Alamo Group, Inc.	1,113	84,699
Albany International Corporation	1,662	76,951
Altra Industrial Motion Corporation	2,992	110,405
American Railcar Industries, Inc.	1,201	54,393
Astec Industries, Inc.	1,089	73,464
Barnes Group, Inc.	1,745	82,748
Douglas Dynamics, Inc	1,994	67,098
ESCO Technologies, Inc.	2,389	135,337
Federal Signal Corporation	3,639	56,805
Franklin Electric Company, Inc.	1,698	66,052

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Machinery (5.2%) cont'd
Global Brass & Copper Holdings, Inc.	2,107	$72,270
Greenbrier Companies, Inc.	1,068	44,375
Hillenbrand, Inc.	2,843	109,029
Hyster-Yale Materials Handling, Inc.	1,096	69,892
John Bean Technologies Corporation	790	67,900
Kadant, Inc.	1,510	92,412
Lydall, Inc. (a)	1,221	75,519
Mueller Industries, Inc.	2,460	98,302
Mueller Water Products, Inc.	6,104	81,244
Proto Labs, Inc. (a)	788	40,464
RBC Bearings, Inc. (a)	1,071	99,400
Standex International Corporation	980	86,093
Sun Hydraulics Corporation	2,148	85,856
Wabash National Corporation (a)	3,887	61,492
		1,892,200
Marine (0.3%):
Kirby Corporation (a)	1,075	71,487
Matson, Inc.	1,448	51,245
		122,732
Media (1.1%):
AMC Entertainment Holdings, Inc.	1,984	66,762
Entravision Communications Corporation — Class A	7,826	54,782
Gannett Company, Inc.	4,969	48,249
Gray Television, Inc. (a)	3,937	42,716
New Media Investment Group, Inc.	3,590	57,404
Nexstar Broadcasting Group, Inc. — Class A	912	57,730
Sinclair Broadcast Group, Inc. — Class A	2,189	73,003
		400,646
Metals & Mining (0.8%):
Compass Minerals International, Inc.	1,082	84,775
Kaiser Aluminum Corporation	904	70,232
Materion Corporation	1,665	65,934
Worthington Industries, Inc.	1,348	63,949
		284,890
Multiline Retail (0.3%):
Dillard's, Inc.	947	59,368
Ollie's Bargain Outlet Holdings, Inc. (a)	1,985	56,473
		115,841
Multi-Utilities (0.9%):
Avista Corporation	2,763	110,492
NorthWestern Corporation	2,049	116,527
Unitil Corporation	2,313	104,871
		331,890

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Oil, Gas & Consumable Fuels (0.4%):
REX American Resources Corporation (a)	768	$75,840
Western Refining, Inc.	1,428	54,050
		129,890
Paper & Forest Products (1.1%):
Boise Cascade Company (a)	1,272	28,620
Clearwater Paper Corporation (a)	941	61,683
Domtar Corporation	1,654	64,556
KapStone Paper & Packaging Corporation — Class A	1,489	32,832
Neenah Paper, Inc.	1,096	93,379
PH Glatfelter Company	2,072	49,500
Schweitzer-Mauduit International, Inc.	1,593	72,529
		403,099
Personal Products (0.4%):
Inter Parfums, Inc.	1,652	54,103
Revlon, Inc. (a)	1,475	42,996
USANA Health Sciences, Inc. (a)	622	38,067
		135,166
Pharmaceuticals (0.5%):
ANI Pharmaceuticals, Inc. (a)	665	40,312
Phibro Animal Health Corporation — Class A	1,688	49,459
SciClone Pharmaceuticals, Inc. (a)	4,165	44,982
Supernus Pharmaceuticals, Inc. (a)	1,808	45,652
		180,405
Professional Services (3.0%):
CEB, Inc.	1,190	72,114
Exponent, Inc.	1,625	97,987
FTI Consulting, Inc. (a)	1,515	68,296
Huron Consulting Group, Inc. (a)	1,081	54,753
ICF International, Inc. (a)	1,888	104,218
Insperity, Inc.	860	61,017
Kelly Services, Inc. — Class A	3,543	81,206
Kforce, Inc.	2,442	56,410
Mistras Group, Inc. (a)	1,967	50,513
Navigant Consulting, Inc. (a)	3,644	95,400
On Assignment, Inc. (a)	1,442	63,679
Resources Connection, Inc.	4,228	81,389
RPX Corporation (a)	4,717	50,944
TriNet Group, Inc. (a)	2,567	65,766
WageWorks, Inc. (a)	1,115	80,837
		1,084,529
Real Estate Management & Development (0.3%):
HFF, Inc. — Class A	2,090	63,223
Marcus & Millichap, Inc. (a)	2,146	57,341
		120,564

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Road & Rail (1.4%):
Heartland Express, Inc.	3,684	$75,006
Knight Transportation, Inc.	2,108	69,670
Landstar System, Inc.	1,347	114,899
Marten Transport Ltd.	3,291	76,680
Saia, Inc. (a)	1,502	66,313
Swift Transportation Company (a)	2,047	49,865
Werner Enterprises, Inc.	2,518	67,860
		520,293
Semiconductors & Semiconductor Equipment (3.1%):
Advanced Energy Industries, Inc. (a)	1,567	85,793
Ambarella, Inc. (a)	593	32,099
Cabot Microelectronics Corporation	1,565	98,861
CEVA, Inc. (a)	1,589	53,311
Entegris, Inc. (a)	3,969	71,045
Integrated Device Technology, Inc. (a)	1,853	43,657
Intersil Corporation	2,797	62,373
MKS Instrument, Inc.	1,618	96,109
NeoPhotonics Corporation (a)	2,037	22,020
PDF Solutions, Inc. (a)	3,184	71,799
Photronics, Inc. (a)	6,487	73,303
Power Integrations, Inc.	1,191	80,809
Rambus, Inc. (a)	5,407	74,454
Rudolph Technologies, Inc. (a)	3,624	84,621
Silicon Laboratories, Inc. (a)	1,214	78,910
Tessera Holding Corporation	2,197	97,108
		1,126,272
Software (1.0%):
Ebix, Inc.	871	49,690
Gigamon, Inc. (a)	903	41,132
MicroStrategy, Inc. (a)	317	62,576
Monotype Imaging Holdings, Inc.	2,516	49,943
Pegasystems, Inc.	2,504	90,144
Qualys, Inc. (a)	1,099	34,783
VASCO Data Security International, Inc. (a)	3,018	41,196
		369,464
Specialty Retail (3.3%):
Aaron's, Inc.	2,133	68,235
Asbury Automotive Group, Inc. (a)	851	52,507
Caleres, Inc.	2,293	75,256
DSW, Inc. — Class A	2,245	50,849
Express, Inc. (a)	3,578	38,499
Five Below, Inc. (a)	1,501	59,980
Francesca's Holdings Corporation (a)	2,459	44,336
GameStop Corporation	2,077	52,465
Genesco, Inc. (a)	1,258	78,122
GNC Holdings, Inc.	1,477	16,306
Hibbett Sports, Inc. (a)	1,608	59,978

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Specialty Retail (3.3%) cont'd
Lithia Motors, Inc. — Class A	577	$55,871
MarineMax, Inc. (a)	2,214	42,841
Monro Muffler Brake, Inc.	1,281	73,273
Murphy USA, Inc. (a)	991	60,917
Office Depot, Inc.	7,272	32,869
Shoe Carnival, Inc.	2,301	62,081
Sonic Automotive, Inc. — Class A	2,733	62,586
The Buckle, Inc.	2,262	51,573
The Cato Corporation — Class A	1,946	58,536
Tile Shop Holdings, Inc. (a)	3,145	61,485
Vitamin Shoppe, Inc. (a)	1,811	43,011
		1,201,576
Technology Hardware, Storage & Peripherals (0.3%):
Electronics For Imaging, Inc. (a)	1,411	61,886
Super Micro Computer, Inc. (a)	1,452	40,729
		102,615
Textiles, Apparel & Luxury Goods (0.8%):
Fossil Group, Inc. (a)	1,095	28,317
Kate Spade & Company (a)	2,177	40,645
Movado Group, Inc.	2,382	68,482
Steven Madden Ltd. (a)	2,078	74,288
Vera Bradley, Inc. (a)	3,225	37,797
Wolverine World Wide, Inc.	2,519	55,292
		304,821
Thrifts & Mortgage Finance (3.1%):
Beneficial Bancorp, Inc.	7,696	141,606
BofI Holding, Inc. (a)	1,747	49,877
Capitol Federal Financial, Inc.	10,024	164,995
Essent Group Ltd. (a)	2,401	77,720
Flagstar Bancorp, Inc. (a)	2,668	71,876
Kearny Financial Corporation	8,545	132,875
LendingTree, Inc (a)	288	29,189
MGIC Investment Corporation (a)	5,712	58,205
Provident Financial Services, Inc.	4,912	139,010
Radian Group, Inc.	3,996	71,848
Washington Federal, Inc.	3,296	113,218
WSFS Financial Corporation	2,043	94,693
		1,145,112
Tobacco (0.3%):
Vector Group Ltd.	5,528	125,707
Trading Companies & Distributors (1.4%):
Air Lease Corporation	1,766	60,627
GATX Corporation	1,280	78,823
H&E Equipment Services, Inc.	2,143	49,825
Kaman Corporation	2,411	117,970
Rush Enterprises, Inc. — Class A (a)	2,128	67,883

See notes to financial statements.

Victory Portfolios II VictoryShares US Discovery Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Trading Companies & Distributors (1.4%) cont'd
Veritiv Corporation (a)	895	$48,106
WESCO International, Inc. (a)	1,020	67,881
		491,115
Water Utilities (1.0%):
American States Water Company	1,843	83,967
Connecticut Water Service, Inc.	1,902	106,227
Middlesex Water Company	2,093	89,873
SJW Corporation	1,709	95,670
		375,737
Total Common Stocks (Cost $31,174,416)		36,502,185
Short-Term Investments (0.0%) (b)
Money Market Funds (0.0%): (b)
Short-Term Investments Trust Government & Agency Portfolio — Institutional Class, 0.43% (c)	15,358	15,358
Total Short-Term Investments (Cost $15,358)		15,358
Total Investments — 100.0% (Cost $31,189,774)		36,517,543
Other assets in excess of liabilities — 0.0% (b)		13,987
NET ASSETS — 100.0%		$36,531,530

(a)  Non-income producing security.

(b)  Less than 0.05%.

(c)  Annualized seven-day yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Schedule of Open Futures Contracts

Number of Contracts Purchased	Description	Notional Value	Unrealized Depreciation
1	Russell 2000 Mini Future, March 2017	$67,845	$(44)
			$(44)

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)
Aerospace & Defense (2.9%):
B/E Aerospace, Inc.	7,614	$458,287
General Dynamics Corporation	4,045	698,410
Huntington Ingalls Industries, Inc.	3,489	642,639
Lockheed Martin Corporation	3,249	812,055
Northrop Grumman Corporation	3,477	808,681
Orbital ATK, Inc.	4,008	351,622
Raytheon Company	4,891	694,522
Rockwell Collins, Inc.	6,669	618,616
Spirit AeroSystems Holdings, Inc. — Class A	8,438	492,357
Textron, Inc.	9,239	448,646
TransDigm Group, Inc.	1,320	328,627
United Technologies Corporation	6,042	662,324
		7,016,786
Air Freight & Logistics (0.9%):
CH Robinson Worldwide, Inc.	8,602	630,182
Expeditors International of Washington, Inc.	12,459	659,829
United Parcel Service, Inc. — Class B	7,692	881,811
		2,171,822
Airlines (1.0%):
Alaska Air Group, Inc.	5,146	456,605
American Airlines Group, Inc.	7,408	345,879
Delta Air Lines, Inc.	8,560	421,066
JetBlue Airways Corporation (a)	18,192	407,865
Southwest Airlines Company	9,270	462,017
United Continental Holdings, Inc. (a)	5,025	366,222
		2,459,654
Auto Components (0.7%):
BorgWarner, Inc.	7,850	309,604
Gentex Corporation	24,710	486,540
Johnson Controls International PLC	10,368	427,058
Lear Corporation	3,009	398,301
		1,621,503
Automobiles (0.7%):
Ford Motor Company	31,652	383,939
General Motors Company	14,495	505,006
Harley-Davidson, Inc.	5,472	319,236
Thor Industries, Inc.	5,326	532,866
		1,741,047
Banks (5.4%):
Bank of America Corporation	20,931	462,575
Bank of the Ozarks, Inc.	8,218	432,185
BB&T Corporation	11,934	561,137
BOK Financial Corporation	4,858	403,408
CIT Group, Inc.	9,133	389,796

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Banks (5.4%) cont'd
Citigroup, Inc.	6,703	$398,359
Citizens Financial Group, Inc.	13,420	478,155
Comerica, Inc.	6,797	462,944
Commerce Bancshares, Inc.	10,587	612,052
Cullen/Frost Bankers, Inc.	4,159	366,949
East West Bancorp, Inc.	8,724	443,441
Fifth Third Bancorp	16,903	455,874
First Republic Bank	5,241	482,906
Huntington Bancshares, Inc.	34,772	459,686
JPMorgan Chase & Company	6,280	541,901
KeyCorp	30,609	559,226
M&T Bank Corporation	3,673	574,567
PacWest Bancorp	7,705	419,460
People's United Financial, Inc.	28,524	552,225
PNC Financial Services Group, Inc.	5,394	630,882
Regions Financial Corporation	31,772	456,246
Signature Bank (a)	2,996	449,999
SunTrust Banks, Inc.	8,357	458,381
SVB Financial Group (a)	2,286	392,415
U.S. Bancorp	11,556	593,632
Wells Fargo & Company	9,985	550,273
Zions Bancorporation	10,432	448,993
		13,037,667
Beverages (1.7%):
Brown-Forman Corporation — Class B	12,576	564,914
Constellation Brands, Inc. — Class A	3,068	470,355
Dr Pepper Snapple Group, Inc.	7,218	654,456
Molson Coors Brewing Company — Class B	4,920	478,765
Monster Beverage Corporation (a)	8,163	361,948
PepsiCo, Inc.	8,193	857,234
The Coca-Cola Company	18,403	762,988
		4,150,660
Biotechnology (0.9%):
AbbVie, Inc.	6,290	393,880
Amgen, Inc.	2,952	431,612
Biogen, Inc. (a)	968	274,505
Gilead Sciences, Inc.	4,898	350,746
Regeneron Pharmaceuticals, Inc. (a)	717	263,204
United Therapeutics Corporation (a)	2,463	353,268
		2,067,215
Building Products (0.9%):
AO Smith Corporation	9,250	437,987
Fortune Brands Home & Security, Inc.	8,108	433,454
Lennox International, Inc.	3,688	564,891
Masco Corporation	12,341	390,222
Owens Corning	8,596	443,210
		2,269,764

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Capital Markets (4.8%):
Affiliated Managers Group, Inc. (a)	2,006	$291,472
Ameriprise Financial, Inc.	3,474	385,406
BlackRock, Inc.	1,107	421,258
CBOE Holdings, Inc.	9,123	674,098
Charles Schwab Corporation	9,665	381,478
CME Group, Inc.	5,314	612,970
Eaton Vance Corporation	9,998	418,716
FactSet Research Systems, Inc.	2,870	469,044
Franklin Resources, Inc.	10,195	403,518
Interactive Brokers Group, Inc.	10,204	372,548
Intercontinental Exchange, Inc.	8,510	480,134
Invesco Ltd.	9,721	294,935
MarketAxess Holdings, Inc.	2,605	382,727
Moody's Corporation	3,724	351,061
Morgan Stanley	9,996	422,331
MSCI, Inc.	6,564	517,112
Nasdaq, Inc.	7,820	524,878
Northern Trust Corporation	5,590	497,790
Raymond James Financial, Inc.	5,789	401,004
S&P Global, Inc.	3,436	369,507
SEI Investments Company	6,749	333,131
State Street Corporation	4,734	367,926
T. Rowe Price Group, Inc.	7,019	528,250
TD Ameritrade Holding Corporation	10,576	461,114
The Bank of New York Mellon Corporation	10,006	474,084
The Goldman Sachs Group, Inc.	2,397	573,962
		11,410,454
Chemicals (2.4%):
Axalta Coating Systems Ltd. (a)	13,482	366,710
CF Industries Holdings, Inc.	8,224	258,892
Eastman Chemical Company	6,227	468,333
Ecolab, Inc.	4,074	477,554
Huntsman Corporation	12,365	235,924
International Flavors & Fragrances, Inc.	3,100	365,273
LyondellBasell Industries NV — Class A	4,416	378,804
NewMarket Corporation	1,091	462,409
PPG Industries, Inc.	4,606	436,465
Praxair, Inc.	4,779	560,051
RPM International, Inc.	9,755	525,112
The Dow Chemical Company	9,252	529,399
The Sherwin-Williams Company	1,757	472,176
Westlake Chemical Corporation	5,352	299,659
		5,836,761
Commercial Services & Supplies (1.8%):
Cintas Corporation	4,655	537,932
Copart, Inc. (a)	9,735	539,416
KAR Auction Services, Inc.	11,637	495,969
Republic Services, Inc.	15,080	860,314

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Commercial Services & Supplies (1.8%) cont'd
Rollins, Inc.	17,367	$586,657
Stericycle, Inc. (a)	3,408	262,552
Waste Management, Inc.	13,069	926,723
		4,209,563
Communications Equipment (1.2%):
Arista Networks, Inc. (a)	3,194	309,083
Brocade Communications Systems, Inc.	28,703	358,500
Cisco Systems, Inc.	14,982	452,756
F5 Networks, Inc. (a)	3,300	477,576
Juniper Networks, Inc.	14,073	397,703
Motorola Solutions, Inc.	6,795	563,238
Ubiquiti Networks, Inc. (a)	6,401	369,978
		2,928,834
Construction & Engineering (0.2%):
Jacobs Engineering Group, Inc. (a)	8,421	479,997
Construction Materials (0.4%):
Martin Marietta Materials, Inc.	2,150	476,289
Vulcan Materials Company	3,946	493,842
		970,131
Consumer Finance (1.0%):
American Express Company	6,672	494,262
Capital One Financial Corporation	5,258	458,708
Discover Financial Services	7,490	539,954
Navient Corporation	18,095	297,301
Santander Consumer USA Holdings, Inc. (a)	15,908	214,758
Synchrony Financial	12,716	461,209
		2,466,192
Containers & Packaging (1.9%):
AptarGroup, Inc.	7,737	568,283
Avery Dennison Corporation	6,346	445,616
Bemis Company, Inc.	10,605	507,131
Berry Plastics Group, Inc. (a)	8,109	395,151
Crown Holdings, Inc. (a)	8,812	463,247
Graphic Packaging Holding Company	27,918	348,417
International Paper Company	8,184	434,243
Packaging Corporation of America	4,390	372,360
Sealed Air Corporation	8,101	367,299
Sonoco Products Company	10,731	565,524
		4,467,271
Distributors (0.6%):
Genuine Parts Company	6,073	580,215
LKQ Corporation (a)	11,268	345,364
Pool Corporation	5,974	623,327
		1,548,906

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Diversified Consumer Services (0.4%):
Service Corporation International	19,031	$540,480
ServiceMaster Global Holdings, Inc. (a)	10,374	390,789
		931,269
Diversified Financial Services (0.4%):
Berkshire Hathaway, Inc. — Class B (a)	5,260	857,275
Diversified Telecommunication Services (0.8%):
AT&T, Inc.	21,321	906,782
CenturyLink, Inc.	13,122	312,041
Verizon Communications, Inc.	13,452	718,068
		1,936,891
Electric Utilities (3.3%):
Alliant Energy Corporation	17,118	648,601
American Electric Power Company, Inc.	10,238	644,585
Duke Energy Corporation	8,577	665,747
Eversource Energy	12,765	705,011
Exelon Corporation	16,193	574,690
NextEra Energy, Inc.	5,853	699,199
OGE Energy Corporation	15,943	533,293
PG&E Corporation	11,308	687,187
Pinnacle West Capital Corporation	8,916	695,715
PPL Corporation	18,170	618,689
Southern Company	14,775	726,782
Xcel Energy, Inc.	16,997	691,778
		7,891,277
Electrical Equipment (1.4%):
Acuity Brands, Inc.	1,283	296,194
AMETEK, Inc.	10,827	526,192
Eaton Corporation PLC	6,802	456,346
Emerson Electric Company	9,075	505,931
Hubbell, Inc.	5,336	622,711
Rockwell Automation, Inc.	4,173	560,851
Sensata Technologies Holding NV (a)	8,299	323,246
		3,291,471
Electronic Equipment, Instruments & Components (2.3%):
Amphenol Corporation — Class A	10,146	681,811
Arrow Electronics, Inc. (a)	6,098	434,787
Avnet, Inc.	11,173	531,946
CDW Corporation	10,321	537,621
Cognex Corporation	6,311	401,506
Dolby Laboratories, Inc.	8,089	365,542
Flex Ltd. (a)	30,953	444,795
FLIR Systems, Inc.	14,604	528,519
IPG Photonics Corporation (a)	3,908	385,759
Keysight Technologies, Inc. (a)	12,123	443,338
SYNNEX Corporation	3,704	448,258
Trimble Navigation Ltd. (a)	13,189	397,648
		5,601,530

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Energy Equipment & Services (0.2%):
FMC Technologies, Inc. (a)	10,192	$362,122
Food & Staples Retailing (1.8%):
Casey's General Stores, Inc.	3,340	397,059
Costco Wholesale Corporation	4,069	651,488
CVS Health Corporation	6,935	547,241
Sysco Corporation	12,288	680,387
The Kroger Company	14,297	493,389
Walgreens Boots Alliance, Inc.	6,306	521,885
Wal-Mart Stores, Inc.	7,811	539,896
Whole Foods Market, Inc.	13,653	419,966
		4,251,311
Food Products (2.6%):
Archer-Daniels-Midland Company	8,601	392,636
Blue Buffalo Pet Products, Inc. (a)	10,583	254,415
Bunge Ltd.	4,797	346,535
Campbell Soup Company	9,904	598,895
General Mills, Inc.	10,576	653,280
Hormel Foods Corporation	11,984	417,163
Ingredion, Inc.	3,608	450,856
McCormick & Company, Inc.	6,770	631,844
Mead Johnson Nutrition Company	5,342	378,000
Pilgrim's Pride Corporation	15,268	289,939
Pinnacle Foods, Inc.	10,788	576,619
The Hershey Company	4,023	416,099
The J.M. Smucker Company	3,901	499,562
Tyson Foods, Inc. — Class A	6,402	394,875
		6,300,718
Gas Utilities (0.3%):
Atmos Energy Corporation	9,060	671,799
Health Care Equipment & Supplies (3.3%):
Abbott Laboratories	10,606	407,377
ABIOMED, Inc. (a)	2,477	279,108
Align Technology, Inc. (a)	3,845	369,620
Becton, Dickinson and Company	3,656	605,251
Danaher Corporation	9,857	767,269
DENTSPLY SIRONA, Inc.	8,840	510,333
Edwards Lifesciences Corporation (a)	2,949	276,321
Hologic, Inc. (a)	10,312	413,717
IDEXX Laboratories, Inc. (a)	3,770	442,108
Intuitive Surgical, Inc. (a)	817	518,117
ResMed, Inc.	7,180	445,519
Stryker Corporation	6,059	725,929
Teleflex, Inc.	3,080	496,342
The Cooper Companies, Inc.	2,841	496,976
Varian Medical Systems, Inc. (a)	5,826	523,058
West Pharmaceutical Services, Inc.	6,347	538,416
		7,815,461

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Health Care Providers & Services (3.6%):
Acadia Healthcare Company, Inc. (a)	5,252	$173,841
Aetna, Inc.	3,830	474,958
AmerisourceBergen Corporation	5,713	446,699
Anthem, Inc.	3,479	500,176
Cardinal Health, Inc.	5,683	409,006
Cigna Corporation	3,244	432,717
Express Scripts Holdings Company (a)	6,782	466,534
HCA Holdings, Inc. (a)	6,272	464,253
Henry Schein, Inc. (a)	3,127	474,397
Humana, Inc.	2,165	441,725
Laboratory Corporation of America Holdings (a)	4,251	545,743
McKesson Corporation	2,119	297,614
MEDNAX, Inc. (a)	6,820	454,621
Patterson Companies, Inc.	10,616	435,575
Quest Diagnostics, Inc.	7,490	688,331
UnitedHealth Group, Inc.	4,841	774,754
Universal Health Services, Inc. — Class B	3,551	377,755
VCA, Inc. — Class A (a)	5,841	400,985
WellCare Health Plans, Inc. (a)	3,211	440,164
		8,699,848
Health Care Technology (0.3%):
Cerner Corporation (a)	6,624	313,779
Veeva Systems, Inc. (a)	8,174	332,682
		646,461
Hotels, Restaurants & Leisure (3.0%):
Aramark	14,507	518,190
Carnival Corporation	8,553	445,269
Darden Restaurants, Inc.	8,548	621,611
Domino's Pizza, Inc.	2,697	429,470
Hilton Worldwide Holdings, Inc.	15,836	430,739
Hyatt Hotels Corporation — Class A (a)	6,761	373,613
Las Vegas Sands Corporation	5,681	303,422
Marriott International, Inc. — Class A	5,943	491,367
McDonald's Corporation	5,988	728,859
Norwegian Cruise Line Holdings Ltd. (a)	7,490	318,550
Panera Bread Company — Class A (a)	2,260	463,504
Royal Caribbean Cruises Ltd.	3,892	319,300
Starbucks Corporation	9,177	509,507
Wyndham Worldwide Corporation	5,606	428,130
Wynn Resorts Ltd.	2,346	202,953
Yum! Brands, Inc.	8,119	514,176
		7,098,660
Household Durables (1.8%):
CalAtlantic Group, Inc.	9,145	311,021
D.R. Horton, Inc.	12,363	337,881
Harman International Industries, Inc.	2,890	321,252
Leggett & Platt, Inc.	10,711	523,554
See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Household Durables (1.8%) cont'd
Lennar Corporation — Class A	9,148	$392,724
Mohawk Industries, Inc. (a)	2,151	429,512
Newell Rubbermaid, Inc.	7,296	325,766
NVR, Inc. (a)	350	584,150
PulteGroup, Inc.	18,671	343,173
Toll Brothers, Inc. (a)	11,297	350,207
Whirlpool Corporation	2,299	417,889
		4,337,129
Household Products (1.3%):
Church & Dwight Company, Inc.	13,178	582,336
Kimberly-Clark Corporation	5,572	635,877
Procter & Gamble Company	9,667	812,801
Spectrum Brands Holdings, Inc.	3,713	454,211
The Clorox Company	5,506	660,830
		3,146,055
Industrial Conglomerates (1.1%):
3M Company	4,161	743,030
Carlisle Companies, Inc.	5,243	578,250
Honeywell International, Inc.	5,814	673,552
Roper Technologies, Inc.	2,846	521,046
		2,515,878
Insurance (6.1%):
Aflac, Inc.	9,163	637,745
Alleghany Corporation (a)	1,169	710,892
American Financial Group, Inc.	9,004	793,432
AmTrust Financial Services, Inc.	15,027	411,439
Arthur J Gallagher & Company	12,533	651,215
Brown & Brown, Inc.	16,901	758,179
Cincinnati Financial Corporation	8,836	669,327
Erie Indemnity Company — Class A	5,624	632,419
First American Financial Corporation	11,454	419,560
Hartford Financial Services Group, Inc.	10,552	502,803
Lincoln National Corporation	5,714	378,667
Markel Corporation (a)	676	611,442
Marsh & McLennan Companies, Inc.	10,974	741,733
MetLife, Inc.	7,222	389,194
Old Republic International Corporation	35,941	682,879
Principal Financial Group, Inc.	7,124	412,195
Progressive Corporation	20,843	739,926
Prudential Financial, Inc.	4,405	458,384
Reinsurance Group of America, Inc.	5,204	654,819
The Allstate Corporation	10,820	801,978
The Travelers Companies, Inc.	5,628	688,980
Torchmark Corporation	8,567	631,902
Unum Group	10,223	449,096
W.R. Berkley Corporation	11,053	735,135
		14,563,341

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Internet & Catalog Retail (0.4%):
Netflix, Inc. (a)	2,500	$309,500
The Priceline Group, Inc. (a)	236	345,990
TripAdvisor, Inc. (a)	4,601	213,349
		868,839
Internet & Direct Marketing Retail (0.1%):
Amazon.com, Inc. (a)	459	344,190
Internet Software & Services (0.8%):
Akamai Technologies, Inc. (a)	4,846	323,132
Alphabet, Inc. — Class A (a)	636	503,998
eBay, Inc. (a)	10,938	324,749
Facebook, Inc. — Class A (a)	2,863	329,388
VeriSign, Inc. (a)	5,958	453,225
		1,934,492
IT Services (5.0%):
Alliance Data Systems Corporation	1,309	299,107
Amdocs Ltd.	10,449	608,654
Automatic Data Processing, Inc.	7,109	730,663
Black Knight Financial Services, Inc. (a)	9,530	360,234
Booz Allen Hamilton Holding Corporation	17,282	623,362
Broadridge Financial Solutions, Inc.	8,818	584,633
Cognizant Technology Solutions Corporation — Class A (a)	7,056	395,348
Fidelity National Information Services, Inc.	6,424	485,911
Fiserv, Inc. (a)	5,926	629,815
FleetCor Technologies, Inc. (a)	2,280	322,666
Gartner, Inc. (a)	5,736	579,738
Genpact Ltd. (a)	22,979	559,309
Global Payments, Inc.	4,656	323,173
International Business Machines Corporation	3,294	546,771
Jack Henry & Associates, Inc.	7,462	662,476
Leidos Holdings, Inc.	5,738	293,441
MasterCard, Inc. — Class A	5,151	531,841
Paychex, Inc.	9,729	592,302
PayPal Holdings, Inc. (a)	10,108	398,963
Sabre Corporation	14,431	360,053
The Western Union Company	22,259	483,465
Total System Services, Inc.	7,001	343,259
Vantiv, Inc. — Class A (a)	8,226	490,434
Visa, Inc. — Class A	5,957	464,765
WEX, Inc. (a)	2,956	329,890
		12,000,273
Leisure Products (0.3%):
Hasbro, Inc.	5,934	461,606
Polaris Industries, Inc.	3,769	310,528
		772,134

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Life Sciences Tools & Services (1.5%):
Agilent Technologies, Inc.	10,124	$461,249
Bio-Rad Laboratories, Inc. (a)	3,675	669,879
Illumina, Inc. (a)	1,340	171,574
Mettler-Toledo International, Inc. (a)	1,279	535,338
PerkinElmer, Inc.	7,970	415,635
Quintiles Transnational Holdings, Inc. (a)	6,316	480,332
Thermo Fisher Scientific, Inc.	3,566	503,163
Waters Corporation (a)	3,527	473,994
		3,711,164
Machinery (3.6%):
Allison Transmission Holdings, Inc.	16,540	557,233
Cummins, Inc.	3,529	482,308
Deere & Company	4,797	494,283
Donaldson Company, Inc.	12,144	511,020
Dover Corporation	6,046	453,027
Flowserve Corporation	7,248	348,266
IDEX Corporation	6,329	569,990
Illinois Tool Works, Inc.	5,434	665,448
Ingersoll-Rand PLC	6,861	514,849
Middleby Corporation (a)	3,066	394,931
Nordson Corporation	3,529	395,424
Parker-Hannifin Corporation	3,810	533,400
Snap-on, Inc.	3,325	569,473
Stanley Black & Decker, Inc.	4,368	500,966
The Toro Company	11,184	625,745
Wabtec Corporation	5,121	425,145
Xylem, Inc.	11,983	593,398
		8,634,906
Media (2.7%):
CBS Corporation — Class B	8,184	520,666
Cinemark Holdings, Inc.	11,387	436,805
Comcast Corporation — Class A	9,752	673,376
Discovery Communications, Inc. (a)	13,839	379,327
Omnicom Group, Inc.	6,778	576,876
Scripps Networks Interactive, Inc. — Class A	6,537	466,546
Sirius XM Holdings, Inc.	135,539	603,148
TEGNA, Inc.	17,577	375,972
The Interpublic Group of Companies. Inc.	22,359	523,424
The Walt Disney Company	6,450	672,219
Time Warner, Inc.	6,205	598,969
Twenty-First Century Fox, Inc. — Class A	19,416	544,425
Viacom, Inc.	5,595	196,384
		6,568,137
Metals & Mining (0.2%):
Reliance Steel & Aluminum Company	5,589	444,549

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Multiline Retail (0.8%):
Dollar General Corporation	4,734	$350,647
Dollar Tree, Inc. (a)	4,637	357,884
Kohl's Corporation	5,594	276,232
Macy's, Inc.	7,598	272,084
Nordstrom, Inc.	5,605	268,648
Target Corporation	6,765	488,636
		2,014,131
Multi-Utilities (2.6%):
Ameren Corporation	13,670	717,128
CMS Energy Corporation	16,549	688,769
Consolidated Edison, Inc.	8,830	650,595
Dominion Resources, Inc.	9,521	729,213
DTE Energy Company	7,389	727,890
Public Service Enterprise Group, Inc.	15,491	679,745
SCANA Corporation	9,648	707,006
Sempra Energy	5,829	586,631
WEC Energy Group, Inc.	11,094	650,663
		6,137,640
Oil, Gas & Consumable Fuels (1.1%):
Cheniere Energy Partners LP Holdings LLC	14,898	333,268
Exxon Mobil Corporation	6,291	567,826
Marathon Petroleum Corporation	5,592	281,557
ONEOK, Inc.	4,408	253,063
Phillips 66	5,349	462,207
Plains GP Holdings LP	4,686	162,511
Tesoro Corporation	3,327	290,946
Valero Energy Corporation	5,621	384,027
		2,735,405
Personal Products (0.2%):
Estee Lauder Companies, Inc.	6,679	510,877
Pharmaceuticals (1.4%):
Eli Lilly and Company	6,678	491,167
Johnson & Johnson	7,155	824,328
Mallinckrodt PLC (a)	2,846	141,788
Merck & Company, Inc.	8,813	518,821
Mylan NV (a)	6,516	248,585
Pfizer, Inc.	18,679	606,694
Zoetis, Inc.	9,763	522,613
		3,353,996
Professional Services (1.1%):
Dun & Bradstreet Corporation	3,185	386,404
Equifax, Inc.	3,965	468,782
ManpowerGroup, Inc.	4,542	403,648
Nielsen Holdings PLC	11,685	490,186
Robert Half International, Inc.	8,369	408,240
Verisk Analytics, Inc. (a)	6,991	567,459
		2,724,719

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Real Estate Management & Development (0.4%):
CBRE Group, Inc. — Class A (a)	10,077	$317,325
Jones Lang LaSalle, Inc.	2,235	225,824
The Howard Hughes Corporation (a)	2,946	336,139
		879,288
Road & Rail (1.4%):
AMERCO	1,179	435,747
CSX Corporation	14,435	518,649
JB Hunt Transport Services, Inc.	6,508	631,731
Kansas City Southern	4,307	365,449
Norfolk Southern Corporation	4,197	453,570
Old Dominion Freight Line, Inc. (a)	5,712	490,032
Union Pacific Corporation	4,767	494,243
		3,389,421
Semiconductors & Semiconductor Equipment (1.9%):
Analog Devices, Inc.	7,833	568,832
Applied Materials, Inc.	11,641	375,655
Intel Corporation	13,166	477,531
Lam Research Corporation	4,299	454,533
NVIDIA Corporation	5,262	561,666
ON Semiconductor Corporation (a)	26,656	340,131
QUALCOMM, Inc.	6,213	405,088
Skyworks Solutions, Inc.	3,781	282,289
Texas Instruments, Inc.	7,251	529,106
Xilinx, Inc.	8,222	496,362
		4,491,193
Software (2.8%):
Activision Blizzard, Inc.	7,741	279,528
Adobe Systems, Inc. (a)	4,203	432,699
ANSYS, Inc. (a)	5,221	482,891
CA, Inc.	16,178	513,975
Cadence Design Systems, Inc. (a)	19,367	488,436
CDK Global, Inc.	8,206	489,816
Citrix Systems, Inc. (a)	4,439	396,447
Manhattan Associates, Inc. (a)	4,772	253,059
Microsoft Corporation	7,980	495,877
Oracle Corporation	13,958	536,685
Red Hat, Inc. (a)	5,586	389,344
Symantec Corporation	12,816	306,174
Synopsys, Inc. (a)	10,627	625,505
Tyler Technologies, Inc. (a)	1,905	271,977
Ultimate Software Group, Inc. (a)	1,686	307,442
VMware, Inc. — Class A (a)	4,730	372,393
		6,642,248
Specialty Retail (3.8%):
Advance Auto Parts, Inc.	3,007	508,544
AutoNation, Inc. (a)	6,563	319,290
AutoZone, Inc. (a)	829	654,736

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Specialty Retail (3.8%) cont'd
Bed Bath & Beyond, Inc.	9,385	$381,406
Best Buy Company, Inc.	7,502	320,110
Burlington Stores, Inc. (a)	4,029	341,458
CarMax, Inc. (a)	5,148	331,480
Dick's Sporting Goods, Inc.	5,910	313,821
Foot Locker, Inc.	5,912	419,102
L Brands, Inc.	4,856	319,719
Lowe's Companies, Inc.	6,823	485,252
Michaels Companies, Inc. (a)	13,906	284,378
O'Reilly Automotive, Inc. (a)	1,871	520,905
Ross Stores, Inc.	7,960	522,176
Signet Jewelers Ltd.	3,336	314,451
The Gap, Inc.	10,804	242,442
The Home Depot, Inc.	4,526	606,846
The TJX Companies, Inc.	7,216	542,138
Tiffany & Company	5,855	453,353
Tractor Supply Company	5,919	448,719
Ulta Salon, Cosmetics & Fragrances, Inc. (a)	1,415	360,740
Urban Outfitters, Inc. (a)	7,483	213,116
Williams-Sonoma, Inc.	6,175	298,808
		9,202,990
Technology Hardware, Storage & Peripherals (0.3%):
Apple, Inc.	4,148	480,421
HP, Inc.	23,356	346,603
		827,024
Textiles, Apparel & Luxury Goods (0.8%):
Carter's, Inc.	4,046	349,534
Coach, Inc.	9,724	340,534
Hanesbrands, Inc.	12,005	258,948
NIKE, Inc. — Class B	8,239	418,788
PVH Corporation	2,944	265,667
VF Corporation	7,039	375,531
		2,009,002
Thrifts & Mortgage Finance (0.3%):
TFS Financial Corporation	33,665	640,982
Tobacco (0.9%):
Altria Group, Inc.	11,981	810,155
Philip Morris International, Inc.	7,458	682,332
Reynolds American, Inc.	12,271	687,667
		2,180,154
Trading Companies & Distributors (1.1%):
Fastenal Company	11,032	518,283
MSC Industrial Direct Company, Inc.	7,402	683,871
United Rentals, Inc. (a)	2,718	286,966
W.W. Grainger, Inc.	2,372	550,897
Watsco, Inc.	3,772	558,709
		2,598,726

See notes to financial statements.

Victory Portfolios II VictoryShares US 500 Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Transportation Infrastructure (0.2%):
Macquarie Infrastructure Company LLC	4,616	$377,127
Water Utilities (0.5%):
American Water Works Company, Inc.	7,699	557,100
Aqua America, Inc.	20,663	620,716
		1,177,816
Wireless Telecommunication Services (0.2%):
T-Mobile US, Inc. (a)	8,826	507,583
Total Common Stocks (Cost $223,322,546)		239,451,729
Short-Term Investments (0.1%)
Money Market Funds (0.1%):
Short-Term Investments Trust Government & Agency Portfolio — Institutional Class, 0.43% (b)	244,890	244,890
Total Short-Term Investments (Cost $244,890)		244,890
Total Investments — 99.9% (Cost $223,567,436)		239,696,619
Other assets in excess of liabilities — 0.1%		218,942
NET ASSETS — 100.0%		$239,915,561

(a)  Non-income producing security.

(b)  Annualized seven-day yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Schedule of Open Futures Contracts

Number of Contracts Purchased	Description	Notional Value	Unrealized Depreciation
3	S&P 500 E-Mini Future, March 2017	$335,430	$(1,682)
			$(1,682)

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Common Stocks (25.2%)
Australia (1.2%):
AMP Ltd.	5,310	$19,313
Aristocrat Leisure Ltd.	1,596	17,852
ASX Ltd.	748	26,849
Australia & New Zealand Banking Group Ltd.	972	21,338
Brambles Ltd.	2,618	23,427
Caltex Australia Ltd.	848	18,640
CIMIC Group Ltd.	524	13,212
Commonwealth Bank of Australia	449	26,703
Crown Resorts Ltd.	1,820	15,209
CSL Ltd.	324	23,477
Fortescue Metals Group Ltd.	2,019	8,582
Insurance Australia Group Ltd.	5,535	23,926
Macquarie Group Ltd.	274	17,227
Newcrest Mining Ltd.	648	9,470
QBE Insurance Group Ltd.	2,344	21,009
Ramsay Health Care Ltd.	374	18,434
Sonic Healthcare Ltd.	1,272	19,644
Suncorp Group Ltd.	2,518	24,568
Telstra Corporation Ltd.	7,604	27,986
TPG Telecom Ltd.	2,643	13,008
Westpac Banking Corporation	922	21,691
		411,565
Austria (0.0%): (a)
Erste Group Bank AG	448	13,122
Belgium (0.3%):
Anheuser-Busch InBev SA/NV	174	18,417
Colruyt SA	448	22,167
Proximus SADP	772	22,234
Solvay SA — Class A	149	17,465
UCB SA	199	12,759
Umicore SA	299	17,043
		110,085
Canada (3.1%):
Brookfield Asset Management, Inc. — Class A (b)	2,500	82,486
Fortis, Inc.	2,500	77,198
Gildan Activewear, Inc. (b)	2,500	63,475
Great-West Lifeco, Inc.	2,500	65,486
Hydro One Ltd. (Acquired 09/16/16 through 12/20/16, Cost $97,118) (b) (c)	5,000	87,812
Inter Pipeline Ltd. (b)	2,500	55,189
Loblaw Companies Ltd. (b)	2,500	131,903
Lululemon Athletica, Inc. (b)	523	33,990
Manulife Financial Corporation (b)	2,500	44,520
National Bank of Canada (b)	2,500	101,534
Potash Corporation of Saskatchewan, Inc. (b)	2,500	45,228
Power Corporation of Canada	2,500	55,953
Power Financial Corporation	2,500	62,488

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Canada (3.1%) cont'd
Rogers Communications, Inc. — Class B	2,500	$96,433
Shaw Communications, Inc. — Class B (b)	5,000	100,324
		1,104,019
Denmark (0.4%):
Chr. Hansen Holding A/S	349	19,327
Danske Bank A/S	598	18,137
DSV A/S	349	15,526
ISS A/S	623	21,030
Novo Nordisk A/S — Class B	349	12,586
Novozymes A/S — Class B	374	12,895
Pandora A/S	125	16,354
Vestas Wind System A/S	174	11,308
		127,163
Finland (0.3%):
Kone OYJ — Class B	374	16,760
Neste Oyj	423	16,252
Sampo Oyj — Class A	423	18,964
Stora Enso Oyj — Class R	1,544	16,594
UPM-Kymmene Oyj	697	17,125
Wartsila Oyj Abp	423	19,004
		104,699
France (2.5%):
Accor SA	349	13,016
Aeroports de Paris	249	26,683
Air Liquide SA	199	22,131
Airbus Group SE	274	18,125
Arkema SA	174	17,023
Atos SE	174	18,362
AXA SA	573	14,467
BNP Paribas SA	224	14,277
Bollore SA	5,305	18,708
Bureau Veritas SA	1,171	22,693
Capgemini SA	174	14,680
Carrefour SA	648	15,614
Christian Dior SE	125	26,218
Cie de Saint-Gobain	374	17,423
Cie Generale des Etablissements Michelin	199	22,142
CNP Assurances	897	16,618
Credit Agricole SA	1,220	15,128
Danone SA	324	20,532
Dassault Aviation SA	25	27,937
Dassault Systemes SE	249	18,974
Eiffage SA	274	19,108
Essilor International SA	174	19,662
Hermes International	50	20,527
Iliad SA	75	14,420
Ingenico Group SA	149	11,900
JCDecaux SA	448	13,171

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
France (2.5%) cont'd
Kering	100	$22,453
Legrand SA	324	18,400
L'Oreal SA	125	22,816
LVMH Moet Hennessy Louis Vuitton SE	100	19,095
Natixis SA	2,391	13,491
Orange SA	1,220	18,538
Pernod Ricard SA	199	21,566
Peugeot SA (b)	697	11,369
Publicis Groupe SA	274	18,906
Renault SA	149	13,255
Sanofi	274	22,180
Sartorius Stedim Biotech	224	14,141
Schneider Electric SE	224	15,588
SEB SA	125	16,941
Societe BIC SA	149	20,257
Societe Generale SA	274	13,483
Sodexo SA	199	22,875
Suez	1,171	17,276
Thales SA	249	24,148
Valeo SA	249	14,314
Veolia Environnement SA	922	15,699
Vinci SA	299	20,364
Zodiac Aerospace	399	9,163
		885,857
Germany (1.6%):
Allianz SE	125	20,658
BASF SE	249	23,147
Bayer AG	174	18,157
Bayerische Motoren Werk AG	174	16,256
Beiersdorf AG	274	23,247
Brenntag AG	349	19,397
Commerzbank AG	1,619	12,349
Continental AG	75	14,503
Daimler AG	224	16,675
Deutsche Boerse AG	224	18,019
Deutsche Post AG	623	20,484
Deutsche Telekom AG	1,370	23,586
Evonik Industries AG	523	15,624
Fielmann AG	349	23,053
Fresenius Medical Care AG & Company KGaA	249	21,087
Fresenius SE & Company KGaA	274	21,419
GEA Group AG	324	13,039
Hannover Rueck SE	199	21,534
HOCHTIEF AG	125	17,507
Infineon Technologies AG	971	16,875
Linde AG	100	16,432
Merck KGaA	199	20,770
Muenchener Rueckversicherungs-Gesellschaft AG — Class R	125	23,639
ProSiebenSat.1 Media SE	448	17,265

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Germany (1.6%) cont'd
SAP SE	274	$23,885
Siemens AG	174	21,393
Symrise AG	274	16,680
Talanx AG	672	22,474
Vonovia SE	573	18,641
		557,795
Hong Kong (2.4%):
AIA Group Ltd.	5,000	28,209
Bank Of East Asia Ltd.	5,000	19,150
Beijing Enterprise Holdings Ltd.	12,500	59,079
China Taiping Insurance Holdings Company Ltd. (b)	5,000	10,317
China Unicom Hong Kong Ltd.	50,000	58,224
Chow Tai Fook Jewellery Group Ltd.	20,000	15,294
CITIC Ltd.	25,000	35,786
Dairy Farm International Holdings Ltd.	5,000	35,950
Fullshare Holdings Ltd.	125,000	58,353
Guangdong Investment Ltd.	50,000	66,026
Hanergy Thin Film Power Group Ltd. (b) (d)	26,000	570
Hang Lung Properties Ltd.	25,000	53,002
Hang Seng Bank Ltd.	2,500	46,521
Hong Kong & China Gas Company Ltd.	49,640	87,956
Hongkong Land Holdings Ltd.	2,500	15,825
MTR Corporation Ltd.	12,500	60,771
New World Development Company Ltd.	50,000	52,873
Sino Land Company Ltd.	50,000	74,924
Swire Properties Ltd.	15,000	41,395
WH Group Ltd. (Acquired 09/18/15 through 12/20/16, Cost $15,359) (c)	25,000	20,214
		840,439
Ireland (0.4%):
Accenture PLC — Class A	224	26,237
Bank of Ireland (b)	38,257	9,464
CRH PLC	448	15,625
DCC PLC	224	16,674
Experian PLC	1,219	23,646
Jazz Pharmaceuticals PLC (b)	125	13,629
Kerry Group PLC — Class A	274	19,518
Medtronic PLC	349	24,859
		149,652
Israel (0.2%):
Bank Hapoalim BM	4,997	29,719
Check Point Software Technologies Ltd. (b)	324	27,365
Mobileye NV (b)	199	7,586
Teva Pharmaceutical Industries Ltd.	373	13,392
		78,062
Italy (0.6%):
Assicurazioni Generali SpA	897	13,332
Atlantia SpA	747	17,504

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Italy (0.6%) cont'd
Davide Campari-Milano SpA	1,694	$16,566
Enel SpA	3,786	16,691
EXOR NV	274	11,820
Intesa Sanpaolo SpA	3,661	9,349
Leonardo-Finmeccanica SpA (b)	1,071	15,039
Luxottica Group SpA	374	20,118
Mediobanca SpA	1,171	9,559
Prada SpA	5,000	16,958
Snam SpA	4,832	19,908
Terna Rete Elettrica Nazionale SpA	3,985	18,256
UniCredit SpA	2,765	7,958
		193,058
Japan (4.3%):
Astellas Pharma, Inc.	2,500	34,727
Canon, Inc.	2,500	70,481
Chubu Electric Power Company, Inc.	2,500	34,930
Hankyu Hanshin Holdings, Inc.	2,500	80,214
Isuzu Motors Ltd.	2,500	31,679
Japan Airlines Company Ltd.	2,500	73,048
Japan Exchange Group, Inc.	2,500	35,722
Japan Post Bank Company Ltd.	2,500	30,011
Japan Post Holdings Company Ltd.	2,500	31,209
Komatsu Ltd.	2,500	56,631
Kubota Corporation	2,500	35,690
Kyowa Hakko Kirin Company Ltd.	2,500	34,567
Mazda Motor Corporation	2,500	40,898
Mitsubishi Electric Corp.	2,500	34,856
Mitsubishi UFJ Financial Group, Inc.	2,500	15,405
Mizuho Financial Group, Inc.	7,500	13,463
NGK Insulators Ltd.	2,500	48,492
Nippon Paint Holdings Company Ltd.	2,500	68,128
Nissan Motor Company Ltd.	2,500	25,144
NTT DOCOMO, Inc.	2,500	56,963
Obayashi Corporation	2,500	23,893
Odakyu Electric Railway Company Ltd.	2,500	49,476
Ono Pharmaceutical Company Ltd.	2,500	54,663
ORIX Corporation	2,500	39,016
Panasonic Corporation	2,500	25,444
Rakuten, Inc.	2,500	24,503
Renesas Electronics Corporation	5,000	39,701
Resona Holdings, Inc.	2,500	12,823
Ricoh Company Ltd.	5,000	42,267
Sekisui Chemical Company Ltd.	2,500	39,872
Sekisui House Ltd.	2,500	41,615
Sumitomo Dainippon Pharma Company Ltd.	2,500	42,995
Sumitomo Electric Industries Ltd.	2,500	36,075
Suntory Beverage & Food Ltd.	2,500	103,850
Unicharm Corporation	2,500	54,706
Yahoo Japan Corporation	10,000	38,417
		1,521,574

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Netherlands (0.7%):
AerCap Holdings NV (b)	299	$12,441
Akzo Nobel NV	274	17,130
ASML Holding NV	174	19,534
GrandVision NV (Acquired 09/16/16 through 12/20/16, Cost $19,764) (c)	722	15,888
Heineken Holding NV	349	24,298
Heineken NV	324	24,304
ING Groep NV	971	13,666
Koninklijke Ahold Delhaize NV	996	21,000
Koninklijke DSM NV	324	19,427
Koninklijke KPN NV	5,753	17,041
Koninklijke Vopak NV	324	15,305
NN Group NV	523	17,725
Randstad Holding NV	274	14,863
Wolters Kluwer NV	598	21,667
		254,289
New Zealand (0.1%):
Auckland International Airport Ltd.	3,960	17,194
Norway (0.3%):
DNB ASA	1,195	17,769
Gjensidige Forsikring ASA	1,295	20,545
Marine Harvest ASA	1,270	22,899
Orkla ASA	2,714	24,577
Yara International ASA	498	19,608
		105,398
Portugal (0.1%):
EDP-Energias de Portugal SA	5,181	15,784
Jeronimo Martins SGPS SA	1,196	18,557
		34,341
Singapore (0.6%):
CapitaLand Ltd.	10,000	20,854
DBS Group Holdings Ltd.	2,500	29,935
Keppel Corporation Ltd.	2,500	9,996
Oversea-Chinese Banking Corporation Ltd.	5,000	30,798
Singapore Airlines Ltd.	5,000	33,388
Singapore Technologies Engineering Ltd.	7,500	16,728
Singapore Telecommunications Ltd.	7,500	18,903
United Overseas Bank Ltd.	2,500	35,217
		195,819
South Africa (0.0%): (a)
Steinhoff International Holdings NV	2,017	10,412
Spain (0.8%):
Abertis Infraestructuras SA	1,345	18,823
ACS Actividades de Construccion y Servicios SA	498	15,737
Aena SA (Acquired 03/18/16 through 12/20/16, Cost $19,017) (c)	149	20,335
Amadeus IT Group SA	448	20,359
Banco de Sabadell SA	7,597	10,580

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Spain (0.8%) cont'd
Banco Santander SA	2,242	$11,704
Bankia SA	12,155	12,424
Bankinter SA	2,341	18,137
Enagas SA	897	22,780
Ferrovial SA	897	16,047
Gamesa Corp Tecnologica SA	523	10,609
Gas Natural SDG SA	897	16,911
Grifols SA	1,046	20,788
Iberdrola SA	3,263	21,413
Industria de Diseno Textil SA	548	18,707
Mapfre SA	4,981	15,205
Red Electrica Corp SA	1,395	26,322
		296,881
Sweden (0.8%):
Alfa Laval AB	921	15,245
Assa Abloy AB — Class B	872	16,185
Atlas Copco AB — Class A	523	15,930
Autoliv, Inc.	149	16,859
Hennes & Mauritz AB — Class B	573	15,937
Hexagon AB — Class B	423	15,113
ICA Gruppen AB	523	15,953
Investment AB Latour	473	17,766
L E Lundbergforetagen AB — Class B	398	24,398
Nordea Bank AB	1,668	18,546
Skanska AB — Class B	772	18,227
SKF AB — Class B	872	16,042
Svenska Cellulosa AB SCA — Class B	623	17,595
Svenska Handelsbanken AB — Class A	1,220	16,953
Swedbank AB — Class A	747	18,063
Swedish Match AB	598	19,022
Telefonaktiebolaget LM Ericsson — Class B	2,042	11,991
Volvo AB — Class B	1,370	16,000
		305,825
Switzerland (1.8%):
ABB Ltd.	1,045	22,043
Actelion Ltd.	149	32,264
Barry Callebaut AG	25	30,590
Chubb Ltd.	224	29,595
Cie Financiere Richemont SA	348	23,051
Coca-Cola HBC AG	871	19,000
EMS-Chemie Holding AG	100	50,820
Garmin Ltd.	424	20,560
Geberit AG	75	30,065
Julius Baer Group Ltd.	348	15,457
Kuehne + Nagel International AG — Class R	224	29,609
Lonza Group AG	149	25,797
Nestle SA	373	26,758
Novartis AG	323	23,504

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Switzerland (1.8%) cont'd
Partners Group Holding AG	50	$23,434
Roche Holdings AG	124	28,324
Schindler Holding AG	149	26,279
Sonova Holding AG	199	24,115
Swatch Group AG	75	23,326
Swiss Life Holding AG	75	21,226
Swiss Re AG	249	23,597
Swisscom AG	50	22,395
TE Connectivity Ltd.	598	41,429
UBS Group AG	920	14,410
Wolseley PLC	348	21,281
		648,929
United Kingdom (2.7%):
3i Group PLC	1,890	16,398
Admiral Group PLC	672	15,131
Aon PLC	274	30,559
Ashtead Group PLC	796	15,500
Associated British Foods PLC	373	12,618
Aviva PLC	2,214	13,272
Babcock International Group PLC	1,418	16,654
BAE Systems PLC	3,383	24,661
Barratt Developments PLC	1,393	7,938
British American Tobacco PLC	448	25,516
BT Group PLC	3,258	14,732
Bunzl PLC	895	23,262
Burberry Group PLC	871	16,069
Coca-Cola European Partners PLC	324	10,174
Compass Group PLC	1,368	25,306
Delphi Automotive PLC	199	13,403
Diageo PLC	995	25,874
Direct Line Insurance Group PLC	3,482	15,852
GKN PLC	3,830	15,657
Hargreaves Lansdown PLC	672	10,046
IHS Markit Ltd. (b)	523	18,519
Imperial Brands PLC	522	22,789
InterContinental Hotels Group PLC	348	15,603
International Consolidated Airlines Group SA	1,915	10,406
ITV PLC	4,402	11,197
Johnson Matthey PLC	423	16,588
Kingfisher PLC	3,830	16,535
Legal & General Group PLC	3,855	11,763
Marks & Spencer Group PLC	2,985	12,876
Merlin Entertainments PLC (Acquired 08/01/16 through 12/20/16, Cost $20,107) (c)	3,233	17,874
Michael Kors Holdings Ltd. (b)	249	10,702
National Grid PLC	2,015	23,631
Next PLC	174	10,685
Old Mutual PLC	5,323	13,599
Pentair PLC	299	16,765

See notes to financial statements.

Victory Portfolios II VictoryShares Developed Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
United Kingdom (2.7%) cont'd
Persimmon PLC	373	$8,164
Prudential PLC	672	13,479
Reckitt Benckiser Group PLC	298	25,289
RELX NV	1,345	22,639
RELX PLC	1,393	24,876
Royal Mail PLC	2,985	16,999
RSA Insurance Group PLC	2,960	21,377
Sage Group PLC	2,039	16,459
Schroders PLC	348	12,858
Severn Trent PLC	945	25,878
Sky PLC	1,766	21,568
Smith & Nephew PLC	1,492	22,451
Smiths Group PLC	1,094	19,091
SSE PLC	1,020	19,522
St James's Place PLC	1,020	12,747
Standard Life PLC	2,736	12,543
Taylor Wimpey PLC	4,029	7,622
Unilever PLC	572	23,210
United Utilities Group PLC	2,139	23,751
Whitbread PLC	298	13,868
WPP PLC	970	21,709
		964,254
Total Common Stocks (Cost $8,631,975)		8,930,432
Short-Term Investments (74.8%)
Money Market Funds (74.8%):
Short-Term Investments Trust Government & Agency Portfolio — Institutional Class, 0.43% (e)	26,487,548	26,487,548
Total Short-Term Investments (Cost $26,487,548)		26,487,548
Total Investments — 100.0% (Cost $35,119,523)		35,417,980
Other assets in excess of liabilities — 0.0% (a)		4,351
NET ASSETS — 100.0%		$35,422,331

(a)  Less than 0.05%.

(b)  Non-income producing security.

(c)  Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidlelines. The value of those securities total $162,123 or 0.46% of net assets.

(d)  As of December 31, 2016, the Fund has fair valued this security. This security is deemed illiquid according to the Fund's liquidity guidelines. The value of this security was $570 or 0.00% of net assets.

(e)  Annualized seven-day yield as of December 31, 2016.

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Aerospace & Defense (1.6%):
Lockheed Martin Corporation	19,473	$4,867,082
Air Freight & Logistics (1.7%):
United Parcel Service, Inc. — Class B	45,735	5,243,060
Automobiles (1.7%):
Ford Motor Company	188,674	2,288,616
General Motors Company	86,356	3,008,643
		5,297,259
Banks (5.6%):
BB&T Corporation	71,208	3,348,200
Cullen/Frost Bankers, Inc.	24,761	2,184,663
Huntington Bancshares, Inc.	207,366	2,741,379
PacWest Bancorp	45,860	2,496,618
People's United Financial, Inc.	169,933	3,289,903
Wells Fargo & Company	59,516	3,279,927
		17,340,690
Beverages (1.5%):
The Coca-Cola Company	109,595	4,543,809
Biotechnology (0.8%):
AbbVie, Inc.	37,478	2,346,872
Capital Markets (3.5%):
Ameriprise Financial, Inc.	20,747	2,301,672
CME Group, Inc.	31,574	3,642,061
Invesco Ltd.	57,876	1,755,958
T. Rowe Price Group, Inc.	41,837	3,148,653
		10,848,344
Chemicals (2.7%):
CF Industries Holdings, Inc.	49,034	1,543,590
Huntsman Corporation	73,693	1,406,062
LyondellBasell Industries NV — Class A	26,357	2,260,904
The Dow Chemical Company	55,081	3,151,735
		8,362,291
Communications Equipment (0.9%):
Cisco Systems, Inc.	89,297	2,698,555
Consumer Finance (0.6%):
Navient Corporation	107,906	1,772,896
Containers & Packaging (2.7%):
International Paper Company	48,712	2,584,659
Packaging Corporation of America	26,160	2,218,891
Sonoco Products Company	64,026	3,374,170
		8,177,720

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Diversified Telecommunication Services (3.8%):
AT&T, Inc.	127,151	$5,407,732
CenturyLink, Inc.	78,309	1,862,188
Verizon Communications, Inc.	80,220	4,282,144
		11,552,064
Electric Utilities (13.9%):
Alliant Energy Corporation	101,998	3,864,704
American Electric Power Company, Inc.	61,045	3,843,393
Duke Energy Corporation	51,173	3,972,048
Eversource Energy	76,192	4,208,084
Exelon Corporation	96,531	3,425,885
OGE Energy Corporation	95,023	3,178,520
PG&E Corporation	67,430	4,097,721
Pinnacle West Capital Corporation	53,135	4,146,124
PPL Corporation	108,234	3,685,368
Southern Company	88,132	4,335,213
Xcel Energy, Inc.	101,266	4,121,526
		42,878,586
Electrical Equipment (1.9%):
Eaton Corporation PLC	40,610	2,724,525
Emerson Electric Company	54,182	3,020,646
		5,745,171
Food & Staples Retailing (1.0%):
Wal-Mart Stores, Inc.	46,455	3,210,970
Food Products (1.3%):
Archer-Daniels-Midland Company	51,362	2,344,675
Pilgrim's Pride Corporation	91,111	1,730,198
		4,074,873
Hotels, Restaurants & Leisure (4.1%):
Carnival Corporation	50,939	2,651,884
Darden Restaurants, Inc.	50,913	3,702,393
Las Vegas Sands Corporation	33,792	1,804,831
McDonald's Corporation	35,772	4,354,168
		12,513,276
Household Products (2.8%):
Kimberly-Clark Corporation	33,176	3,786,045
Procter & Gamble Company	57,720	4,853,098
		8,639,143
Insurance (10.5%):
American Financial Group, Inc.	53,586	4,721,998
Arthur J Gallagher & Company	74,786	3,885,881
Cincinnati Financial Corporation	52,736	3,994,752
Erie Indemnity Company — Class A	33,619	3,780,456
MetLife, Inc.	42,984	2,316,408
Old Republic International Corporation	214,260	4,070,940
Principal Financial Group, Inc.	42,432	2,455,115
See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Insurance (10.5%) cont'd
Progressive Corporation	124,306	$4,412,863
Prudential Financial, Inc.	26,243	2,730,847
		32,369,260
IT Services (3.7%):
International Business Machines Corporation	19,532	3,242,117
Leidos Holdings, Inc.	34,263	1,752,210
Paychex, Inc.	57,925	3,526,474
The Western Union Company	132,696	2,882,157
		11,402,958
Machinery (1.9%):
Cummins, Inc.	20,956	2,864,057
Deere & Company	28,702	2,957,454
		5,821,511
Media (2.0%):
Cinemark Holdings, Inc.	67,779	2,600,002
TEGNA, Inc.	104,690	2,239,319
Viacom, Inc.	33,358	1,170,866
		6,010,187
Multiline Retail (2.5%):
Kohl's Corporation	33,349	1,646,773
Macy's, Inc.	45,254	1,620,546
Nordstrom, Inc.	33,460	1,603,738
Target Corporation	40,304	2,911,158
		7,782,215
Multi-Utilities (9.4%):
Ameren Corporation	81,449	4,272,815
Consolidated Edison, Inc.	52,702	3,883,083
Dominion Resources, Inc.	56,753	4,346,712
DTE Energy Company	44,073	4,341,631
Public Service Enterprise Group, Inc.	92,420	4,055,390
SCANA Corporation	57,515	4,214,699
WEC Energy Group, Inc.	66,218	3,883,686
		28,998,016
Oil, Gas & Consumable Fuels (4.1%):
Exxon Mobil Corporation	37,484	3,383,306
Marathon Petroleum Corporation	33,339	1,678,619
ONEOK, Inc.	26,308	1,510,342
Phillips 66	31,868	2,753,714
Plains GP Holdings LP	27,957	969,549
Valero Energy Corporation	33,602	2,295,688
		12,591,218
Pharmaceuticals (2.2%):
Merck & Company, Inc.	52,554	3,093,854
Pfizer, Inc.	111,351	3,616,680
		6,710,534

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Semiconductors & Semiconductor Equipment (1.7%):
Intel Corporation	78,359	$2,842,081
QUALCOMM, Inc.	37,090	2,418,268
		5,260,349
Software (1.6%):
CA, Inc.	96,445	3,064,058
Symantec Corporation	76,335	1,823,643
		4,887,701
Specialty Retail (1.7%):
Best Buy Company, Inc.	44,713	1,907,904
L Brands, Inc.	28,886	1,901,854
The Gap, Inc.	64,336	1,443,700
		5,253,458
Technology Hardware, Storage & Peripherals (0.7%):
HP, Inc.	139,327	2,067,613
Textiles, Apparel & Luxury Goods (0.7%):
Coach, Inc.	57,893	2,027,413
Tobacco (4.2%):
Altria Group, Inc.	71,327	4,823,132
Philip Morris International, Inc.	44,362	4,058,679
Reynolds American, Inc.	73,210	4,102,688
		12,984,499
Transportation Infrastructure (0.7%):
Macquarie Infrastructure Company LLC	27,439	2,241,766
Total Common Stocks (Cost $288,899,001)		306,521,359
Short-Term Investments (0.1%)
Money Market Funds (0.1%):
Short-Term Investments Trust Government & Agency Portfolio — Institutional Class, 0.43% (a)	443,461	443,461
Total Short-Term Investments (Cost $443,461)		443,461
Total Investments — 99.8% (Cost $289,342,462)		306,964,820
Other assets in excess of liabilities — 0.2%		553,202
NET ASSETS — 100.0%		$307,518,022

(a)  Annualized seven-day yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

See notes to financial statements.

Victory Portfolios II VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Schedule of Open Futures Contracts

Number of Contracts Purchased	Description	Notional Value	Unrealized Depreciation
5	S&P 500 E-Mini Future, March 2017	$559,050	$(2,620)
			$(2,620)

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Common Stocks (100.0%)
Aerospace & Defense (1.3%):
AAR Corporation	1,059	$35,000
Astronics Corporation (a)	66	2,224
Astronics Corporation (a)	505	17,089
DigitalGlobe, Inc. (a)	916	26,243
Mercury Systems, Inc. (a)	1,384	41,825
Moog, Inc. — Class A (a)	501	32,906
National Presto Industries, Inc.	476	50,646
TASER International, Inc. (a)	1,113	26,979
		232,912
Air Freight & Logistics (0.5%):
Air Transport Services Group, Inc. (a)	1,974	31,505
Echo Global Logistics, Inc. (a)	1,227	30,737
Hub Group, Inc. — Class A (a)	855	37,406
		99,648
Airlines (0.7%):
Allegiant Travel Company	219	36,442
Hawaiian Holdings, Inc. (a)	548	31,236
SkyWest, Inc.	869	31,675
Spirit Airlines, Inc. (a)	606	35,063
		134,416
Auto Components (2.1%):
American Axle & Manufacturing Holdings, Inc. (a)	1,166	22,504
Cooper Standard Holding, Inc. (a)	369	38,147
Cooper Tire & Rubber Company	944	36,674
Dorman Products, Inc. (a)	593	43,325
Drew Industries, Inc.	391	42,130
Fox Factory Holdings Corporation (a)	1,522	42,236
Gentherm, Inc. (a)	723	24,474
Metaldyne Performance Group, Inc.	1,512	34,700
Standard Motor Products, Inc.	638	33,954
Stoneridge, Inc. (a)	1,519	26,871
Superior Industries International, Inc.	1,163	30,645
Visteon Corporation	220	17,675
		393,335
Automobiles (0.2%):
Winnebago Industries, Inc.	1,407	44,532
Banks (16.3%):
1st Source Corporation	1,360	60,738
Ameris Bancorp	1,169	50,968
Associated Banc-Corp	1,906	47,078
Banc of California, Inc.	1,442	25,019
BancFirst Corporation	610	56,760
BancorpSouth, Inc.	1,438	44,650
Banner Corporation	903	50,396

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Banks (16.3%) cont'd
BNC Bancorp	1,681	$53,624
Boston Private Financial Holdings, Inc.	2,973	49,203
Capital Bank Financial Corporation	1,492	58,561
Cathay General Bancorp	1,234	46,929
Chemical Financial Corporation	1,035	56,066
Columbia Banking System, Inc.	1,159	51,784
Community Bank Systems, Inc.	981	60,616
CVB Financial Corporation	2,232	51,180
Eagle Bancorp, Inc. (a)	731	44,554
FCB Financial Holdings, Inc. (a)	1,002	47,795
First Busey Corporation	2,216	68,208
First Commonwealth Financial Corporation	3,912	55,472
First Financial Bancorp	2,025	57,611
First Financial Bankshares, Inc.	940	42,488
First Interstate BancSystem, Inc. — Class A	1,538	65,442
First Merchants Corporation	1,630	61,369
First Midwest Bancorp, Inc.	1,992	50,258
FNB Corporation	3,039	48,715
Fulton Financial Corporation	2,921	54,915
Glacier Bancorp, Inc.	1,330	48,186
Great Western Bancorp, Inc.	1,106	48,211
Hancock Holding Company	927	39,954
Heartland Financial USA, Inc.	903	43,344
Hilltop Holdings, Inc.	1,438	42,852
Hope Bancorp, Inc.	2,159	47,261
IBERIABANK Corporation	478	40,032
Independent Bank Corporation	758	53,401
International Bancshares Corporation	1,165	47,532
Lakeland Financial Corporation	1,432	67,820
LegacyTexas Financial Group, Inc.	887	38,194
MB Financial, Inc.	997	47,088
NBT Bancorp, Inc.	1,440	60,307
Old National Bancorp	2,919	52,980
Opus Bank	892	26,805
Park National Corporation	404	48,343
Pinnacle Financial Partners, Inc.	640	44,352
Renasant Corporation	1,178	49,735
S&T Bancorp, Inc.	1,293	50,479
ServisFirst Bancshares, Inc.	1,362	50,993
Simmons First National Corporation — Class A	740	45,991
South State Corporation	559	48,857
Sterling Bancorp	2,295	53,703
TCF Financial Corporation	2,253	44,136
Texas Capital Bancshares, Inc. (a)	441	34,574
Tompkins Financial Corporation	544	51,430
Towne Bank	1,947	64,738
Trustmark Corporation	1,621	57,789
Union Bankshares Corporation	1,613	57,649
United Community Banks, Inc.	1,906	56,456
Valley National Bancorp	4,272	49,726

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Banks (16.3%) cont'd
WesBanco, Inc.	1,577	$67,906
Westamerica Bancorporation	849	53,428
Wintrust Financial Corporation	670	48,622
		3,043,273
Beverages (0.4%):
MGP Ingredients, Inc.	492	24,590
National Beverage Corporation	542	27,686
The Boston Beer Company, Inc. — Class A (a)	151	25,647
		77,923
Biotechnology (0.4%):
Insys Therapeutics, Inc. (a)	918	8,446
MiMedx Group, Inc. (a)	3,297	29,211
Myriad Genetics, Inc. (a)	903	15,053
Repligen Corporation (a)	652	20,095
		72,805
Building Products (2.6%):
AAON, Inc.	1,208	39,924
American Woodmark Corporation (a)	297	22,349
Apogee Enterprises, Inc.	701	37,545
Continental Building Products, Inc. (a)	1,359	31,393
CSW Industrials, Inc. (a)	1,342	49,453
Gibraltar Industries, Inc. (a)	597	24,865
Griffon Corporation	2,495	65,369
Insteel Industries, Inc.	801	28,548
NCI Building Systems, Inc. (a)	1,826	28,577
Patrick Industries, Inc. (a)	372	28,383
PGT, Inc. (a)	1,975	22,614
Simpson Manufacturing Company, Inc.	1,152	50,400
Trex Company, Inc. (a)	439	28,272
Universal Forest Products, Inc.	289	29,530
		487,222
Capital Markets (2.4%):
Artisan Partners Asset Management, Inc. — Class A	1,074	31,952
BGC Partners, Inc. — Class A	5,263	53,840
Cohen & Steers, Inc.	897	30,139
Evercore Partners, Inc. — Class A	546	37,510
Financial Engines, Inc.	782	28,739
Houlihan Lokey, Inc.	1,425	44,346
Janus Capital Group, Inc.	2,114	28,053
LPL Financial Holdings, Inc.	499	17,570
Moelis & Company — Class A	1,247	42,273
NorthStar Asset Management Group, Inc.	1,949	29,079
Stifel Financial Corporation (a)	630	31,469
Virtu Financial, Inc.	2,254	35,951
Waddell & Reed Financial, Inc. — Class A	1,188	23,178
WisdomTree Investments, Inc.	1,802	20,074
		454,173

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Chemicals (2.3%):
American Vanguard Corporation	1,133	$21,697
Balchem Corporation	465	39,023
Calgon Carbon Corporation	1,967	33,439
FutureFuel Corporation	2,289	31,817
HB Fuller Company	898	43,382
Innospec, Inc.	663	45,415
Minerals Technologies, Inc.	418	32,291
PolyOne Corporation	978	31,335
Quaker Chemical Corporation	422	53,991
Rayonier Advanced Materials, Inc.	1,259	19,464
Stepan Company	504	41,066
Trinseo SA	508	30,124
		423,044
Commercial Services & Supplies (3.6%):
ABM Industries, Inc.	1,430	58,401
ACCO Brands Corporation (a)	2,540	33,147
Healthcare Services Group, Inc.	1,343	52,605
Herman Miller, Inc.	1,012	34,610
HNI Corporation	600	33,552
Interface, Inc.	1,633	30,292
Knoll, Inc.	1,452	40,554
Matthews International Corporation — Class A	783	60,174
McGrath RentCorp	1,206	47,263
Mobile Mini, Inc.	1,010	30,553
MSA Safety, Inc.	676	46,867
Multi-Color Corporation	387	30,031
Steelcase, Inc. — Class A	2,578	46,146
UniFirst Corporation	367	52,720
US Ecology, Inc.	690	33,914
West Corporation	1,341	33,203
		664,032
Communications Equipment (1.1%):
ADTRAN, Inc.	1,949	43,560
Finisar Corporation (a)	1,093	33,085
Infinera Corporation (a)	1,677	14,238
InterDigital, Inc.	562	51,339
NETGEAR, Inc. (a)	646	35,110
Plantronics, Inc.	433	23,711
		201,043
Construction & Engineering (1.0%):
Argan, Inc.	639	45,081
Comfort Systems USA, Inc.	1,145	38,129
Dycom Industries, Inc. (a)	273	21,919
KBR, Inc.	1,814	30,276
Primoris Services Corporation	1,549	35,286
Tutor Perini Corporation (a)	789	22,092
		192,783

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Construction Materials (0.2%):
Headwaters, Inc. (a)	1,700	$39,984
Consumer Finance (0.5%):
FirstCash, Inc.	489	22,983
Nelnet, Inc. — Class A	876	44,457
PRA Group, Inc. (a)	575	22,483
		89,923
Containers & Packaging (0.3%):
Silgan Holdings, Inc.	1,021	52,255
Distributors (0.2%):
Core-Mark Holding Company, Inc.	782	33,681
Diversified Consumer Services (0.8%):
Capella Education Company	623	54,699
Grand Canyon Education, Inc. (a)	893	52,196
Strayer Education, Inc. (a)	561	45,234
		152,129
Diversified Telecommunication Services (0.5%):
Cincinnati Bell, Inc. (a)	1,329	29,703
Cogent Communications Holdings, Inc.	911	37,670
Inteliquent, Inc.	1,485	34,036
		101,409
Electric Utilities (1.0%):
ALLETE, Inc.	947	60,788
MGE Energy, Inc.	933	60,925
Otter Tail Corporation	1,434	58,507
		180,220
Electrical Equipment (0.7%):
AZZ, Inc.	630	40,257
Encore Wire Corporation	775	33,596
Generac Holdings, Inc. (a)	729	29,699
Thermon Group Holdings, Inc. (a)	1,718	32,797
		136,349
Electronic Equipment, Instruments & Components (3.7%):
Anixter International, Inc. (a)	426	34,527
AVX Corporation	3,426	53,548
Badger Meter, Inc.	1,138	42,049
Benchmark Electronics, Inc. (a)	1,450	44,225
Coherent, Inc. (a)	270	37,094
ePlus, Inc. (a)	308	35,482
II-VI, Inc. (a)	1,415	41,955
Insight Enterprises, Inc. (a)	918	37,124
Littelfuse, Inc.	330	50,084
Methode Electronics, Inc.	938	38,786
MTS Systems Corporation	510	28,917
OSI Systems, Inc. (a)	265	20,172

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Electronic Equipment, Instruments & Components (3.7%) cont'd
Plexus Corporation (a)	798	$43,124
Rogers Corporation (a)	445	34,180
Sanmina Corporation (a)	1,069	39,179
ScanSource, Inc. (a)	792	31,957
Tech Data Corporation (a)	447	37,852
Universal Display Corporation (a)	372	20,944
VeriFone Systems, Inc. (a)	1,356	24,042
		695,241
Energy Equipment & Services (0.4%):
Atwood Oceanics, Inc.	1,426	18,723
Dril-Quip, Inc. (a)	570	34,229
Oceaneering International, Inc.	907	25,586
		78,538
Food & Staples Retailing (1.2%):
Ingles Markets, Inc. — Class A	706	33,959
Performance Food Group Company (a)	1,357	32,568
PriceSmart, Inc.	457	38,159
SpartanNash Company	866	34,242
SUPERVALU, Inc. (a)	3,299	15,406
United Natural Foods, Inc. (a)	498	23,764
Weis Markets, Inc.	789	52,737
		230,835
Food Products (1.5%):
Calavo Growers, Inc.	455	27,937
Dean Foods Company	2,150	46,827
J&J Snack Foods Corporation	531	70,851
John B Sanfilippo & Son, Inc.	451	31,746
Omega Protein Corporation (a)	808	20,240
Sanderson Farms, Inc.	357	33,644
Tootsie Roll Industries, Inc.	1,389	55,213
		286,458
Gas Utilities (0.2%):
Chesapeake Utilities Corporation	561	37,559
Health Care Equipment & Supplies (2.6%):
Abaxis, Inc.	564	29,762
Anika Therapeutics, Inc. (a)	694	33,978
Atrion Corporation	111	56,299
CryoLife, Inc. (a)	1,766	33,819
Cynosure, Inc. (a)	539	24,579
Globus Medical, Inc. (a)	1,273	31,583
ICU Medical, Inc. (a)	295	43,468
Inogen, Inc. (a)	430	28,883
Masimo Corporation (a)	637	42,934
Meridian Bioscience, Inc.	2,147	38,002
Merit Medical Systems, Inc. (a)	1,437	38,081
Natus Medical, Inc. (a)	556	19,349

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Health Care Equipment & Supplies (2.6%) cont'd
Neogen Corporation (a)	563	$37,158
Penumbra, Inc. (a)	378	24,116
		482,011
Health Care Providers & Services (3.2%):
Aceto Corporation	1,125	24,716
Adeptus Health, Inc. (a)	465	3,553
Air Methods Corporation (a)	808	25,735
Amedisys, Inc. (a)	550	23,446
AMN Healthcare Services, Inc. (a)	684	26,300
BioTelemetry, Inc. (a)	1,218	27,222
Chemed Corporation	333	53,417
CorVel Corporation (a)	852	31,183
Diplomat Pharmacy, Inc. (a)	613	7,724
HealthEquity, Inc. (a)	704	28,526
LHC Group, Inc. (a)	934	42,684
Lifepoint Health, Inc. (a)	559	31,751
National HealthCare Corporation	891	67,529
Owens & Minor, Inc.	1,291	45,559
PharMerica Corporation (a)	701	17,630
Select Medical Holdings Corporation (a)	1,785	23,651
Surgical Care Affiliates, Inc. (a)	758	35,073
The Ensign Group, Inc.	1,506	33,448
US Physical Therapy, Inc.	579	40,646
		589,793
Health Care Technology (0.3%):
HealthStream, Inc. (a)	1,042	26,102
HMS Holdings Corporation (a)	1,126	20,448
Inovalon Holdings, Inc. — Class A (a)	1,132	11,660
		58,210
Hotels, Restaurants & Leisure (5.3%):
BJ's Restaurants, Inc. (a)	915	35,959
Bob Evans Farms, Inc.	1,027	54,647
Bojangles', Inc. (a)	1,523	28,404
Brinker International, Inc.	681	33,730
Buffalo Wild Wings, Inc. (a)	183	28,255
Choice Hotels International, Inc.	859	48,147
Churchill Downs, Inc.	278	41,825
Chuy's Holdings, Inc. (a)	991	32,158
Dave & Buster's Entertainment, Inc. (a)	682	38,397
DineEquity, Inc.	564	43,428
El Pollo Loco Holdings, Inc. (a)	1,657	20,381
Eldorado Resorts, Inc. (a)	2,531	42,900
Fiesta Restaurant Group, Inc. (a)	916	27,343
ILG, Inc	1,843	33,487
Isle of Capri Casinos, Inc. (a)	1,715	42,343
Marriott Vacations Worldwide Corporation	361	30,631
Papa John's International, Inc.	478	40,907

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Hotels, Restaurants & Leisure (5.3%) cont'd
Popeyes Louisiana Kitchen, Inc. (a)	787	$47,598
Red Robin Gourmet Burgers, Inc. (a)	522	29,441
Ruth's Hospitality Group, Inc.	2,537	46,427
Shake Shack, Inc. (a)	600	21,474
Sonic Corporation	1,142	30,274
The Cheesecake Factory, Inc.	934	55,928
The Marcus Corporation	1,659	52,259
Wendy's Company	3,565	48,199
Wingstop, Inc.	904	26,749
		981,291
Household Durables (2.9%):
Cavco Industries, Inc. (a)	325	32,451
Ethan Allen Interiors, Inc.	1,021	37,624
Helen of Troy Ltd. (a)	479	40,452
Installed Building Products, Inc. (a)	745	30,768
iRobot Corporation (a)	810	47,345
KB Home	1,702	26,909
La-Z-Boy, Inc.	1,032	32,044
LGI Homes, Inc. (a)	565	16,232
M/I Homes, Inc. (a)	1,449	36,486
MDC Holdings, Inc.	1,436	36,843
Meritage Homes Corporation (a)	710	24,708
Taylor Morrison Home Corporation — Class A (a)	1,594	30,700
TopBuild Corporation (a)	930	33,108
TRI Pointe Group, Inc. (a)	2,223	25,520
Universal Electronics, Inc. (a)	456	29,435
WCI Communities, Inc. (a)	1,472	34,518
William Lyon Homes (a)	944	17,964
		533,107
Household Products (0.3%):
WD-40 Company	435	50,852
Independent Power and Renewable Electricity Producers (0.1%):
8Point3 Energy Partners LP	2,032	26,375
Independent Power and Renewable Electricity Producers (0.3%):
Ormat Technologies, Inc.	1,006	53,942
Insurance (4.2%):
AMERISAFE, Inc.	760	47,386
CNO Financial Group, Inc.	1,931	36,979
Employers Holdings, Inc.	1,044	41,342
FBL Financial Group, Inc. — Class A	642	50,172
Fidelity & Guaranty Life	2,920	69,204
Horace Mann Educators Corporation	1,262	54,014
Infinity Property & Casualty Corporation	671	58,981
Mercury General Corporation	898	54,069
National General Holdings Corporation	1,710	42,733
Navigators Group, Inc.	508	59,817
Primerica, Inc.	562	38,862
ProAssurance Corporation	1,191	66,934

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Insurance (4.2%) cont'd
Safety Insurance Group, Inc.	886	$65,298
Selective Insurance Group, Inc.	1,180	50,799
United Fire Group, Inc.	960	47,203
		783,793
Internet & Catalog Retail (0.3%):
HSN, Inc.	812	27,852
Nutrisystem, Inc.	865	29,972
		57,824
Internet Software & Services (0.7%):
Alarm.com Holdings, Inc. (a)	862	23,990
NIC, Inc.	1,723	41,180
Shutterstock, Inc. (a)	387	18,390
SPS Commerce, Inc. (a)	370	25,859
WebMD Health Corporation (a)	595	29,494
		138,913
IT Services (2.7%):
CACI International, Inc. — Class A (a)	308	38,284
Cass Information Systems, Inc.	740	54,442
Convergys Corporation	1,402	34,433
CSG Systems International, Inc.	805	38,962
ExlService Holdings, Inc. (a)	769	38,788
Forrester Research, Inc.	1,025	44,024
ManTech International Corporation — Class A	939	39,673
NeuStar, Inc. — Class A (a)	1,115	37,241
Perficient, Inc. (a)	1,772	30,992
Science Applications International Corporation	586	49,693
Sykes Enterprises, Inc. (a)	1,484	42,828
TeleTech Holdings, Inc.	1,583	48,282
		497,642
Leisure Products (0.5%):
Nautilus, Inc. (a)	804	14,874
Smith & Wesson Holdings Corporation (a)	812	17,117
Sturm Ruger & Company, Inc.	440	23,188
Vista Outdoor, Inc. (a)	827	30,516
		85,695
Life Sciences Tools & Services (0.5%):
Cambrex Corporation (a)	553	29,834
INC Research Holdings, Inc. — Class A (a)	714	37,557
Luminex Corporation (a)	1,692	34,229
		101,620
Machinery (5.2%):
Alamo Group, Inc.	570	43,377
Albany International Corporation	851	39,401
Altra Industrial Motion Corporation	1,532	56,531
American Railcar Industries, Inc.	614	27,808
Astec Industries, Inc.	558	37,643

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Machinery (5.2%) cont'd
Barnes Group, Inc.	894	$42,393
Douglas Dynamics, Inc	1,021	34,357
ESCO Technologies, Inc.	1,223	69,283
Federal Signal Corporation	1,864	29,097
Franklin Electric Company, Inc.	870	33,843
Global Brass & Copper Holdings, Inc.	1,079	37,010
Greenbrier Companies, Inc.	547	22,728
Hillenbrand, Inc.	1,456	55,837
Hyster-Yale Materials Handling, Inc.	561	35,775
John Bean Technologies Corporation	404	34,724
Kadant, Inc.	773	47,307
Lydall, Inc. (a)	625	38,656
Mueller Industries, Inc.	1,260	50,350
Mueller Water Products, Inc.	3,126	41,607
Proto Labs, Inc. (a)	404	20,745
RBC Bearings, Inc. (a)	549	50,953
Standex International Corporation	502	44,101
Sun Hydraulics Corporation	1,100	43,967
Wabash National Corporation (a)	1,990	31,482
		968,975
Marine (0.3%):
Kirby Corporation (a)	550	36,575
Matson, Inc.	742	26,259
		62,834
Media (1.1%):
AMC Entertainment Holdings, Inc.	1,016	34,188
Entravision Communications Corporation — Class A	4,008	28,056
Gannett Company, Inc.	2,544	24,702
Gray Television, Inc. (a)	2,016	21,874
New Media Investment Group, Inc.	1,838	29,390
Nexstar Broadcasting Group, Inc. — Class A	467	29,561
Sinclair Broadcast Group, Inc. — Class A	1,121	37,385
		205,156
Metals & Mining (0.8%):
Compass Minerals International, Inc.	555	43,484
Kaiser Aluminum Corporation	463	35,970
Materion Corporation	853	33,779
Worthington Industries, Inc.	690	32,734
		145,967
Multiline Retail (0.3%):
Dillard's, Inc.	485	30,404
Ollie's Bargain Outlet Holdings, Inc. (a)	1,017	28,934
		59,338
Multi-Utilities (0.9%):
Avista Corporation	1,415	56,586
NorthWestern Corporation	1,049	59,656
Unitil Corporation	1,185	53,728
		169,970

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Oil, Gas & Consumable Fuels (0.4%):
REX American Resources Corporation (a)	394	$38,908
Western Refining, Inc.	731	27,668
		66,576
Paper & Forest Products (1.1%):
Boise Cascade Company (a)	651	14,648
Clearwater Paper Corporation (a)	483	31,661
Domtar Corporation	847	33,058
KapStone Paper & Packaging Corporation — Class A	763	16,824
Neenah Paper, Inc.	561	47,797
PH Glatfelter Company	1,061	25,347
Schweitzer-Mauduit International, Inc.	816	37,153
		206,488
Personal Products (0.4%):
Inter Parfums, Inc.	846	27,707
Revlon, Inc. (a)	756	22,037
USANA Health Sciences, Inc. (a)	320	19,584
		69,328
Pharmaceuticals (0.5%):
ANI Pharmaceuticals, Inc. (a)	341	20,672
Phibro Animal Health Corporation — Class A	864	25,315
SciClone Pharmaceuticals, Inc. (a)	2,133	23,036
Supernus Pharmaceuticals, Inc. (a)	926	23,382
		92,405
Professional Services (3.0%):
CEB, Inc.	610	36,966
Exponent, Inc.	832	50,170
FTI Consulting, Inc. (a)	776	34,982
Huron Consulting Group, Inc. (a)	553	28,009
ICF International, Inc. (a)	967	53,378
Insperity, Inc.	441	31,289
Kelly Services, Inc. — Class A	1,814	41,577
Kforce, Inc.	1,251	28,898
Mistras Group, Inc. (a)	1,007	25,860
Navigant Consulting, Inc. (a)	1,866	48,852
On Assignment, Inc. (a)	738	32,590
Resources Connection, Inc.	2,164	41,657
RPX Corporation (a)	2,415	26,082
TriNet Group, Inc. (a)	1,314	33,665
WageWorks, Inc. (a)	570	41,325
		555,300
Real Estate Management & Development (0.3%):
HFF, Inc. — Class A	1,070	32,368
Marcus & Millichap, Inc. (a)	1,099	29,365
		61,733

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Road & Rail (1.4%):
Heartland Express, Inc.	1,886	$38,399
Knight Transportation, Inc.	1,080	35,694
Landstar System, Inc.	690	58,857
Marten Transport Ltd.	1,685	39,261
Saia, Inc. (a)	769	33,951
Swift Transportation Company (a)	1,048	25,529
Werner Enterprises, Inc.	1,289	34,739
		266,430
Semiconductors & Semiconductor Equipment (3.1%):
Advanced Energy Industries, Inc. (a)	803	43,964
Ambarella, Inc. (a)	304	16,455
Cabot Microelectronics Corporation	801	50,599
CEVA, Inc. (a)	814	27,310
Entegris, Inc. (a)	2,033	36,391
Integrated Device Technology, Inc. (a)	948	22,335
Intersil Corporation	1,432	31,934
MKS Instrument, Inc.	829	49,243
NeoPhotonics Corporation (a)	1,043	11,275
PDF Solutions, Inc. (a)	1,630	36,756
Photronics, Inc. (a)	3,322	37,539
Power Integrations, Inc.	610	41,388
Rambus, Inc. (a)	2,769	38,129
Rudolph Technologies, Inc. (a)	1,856	43,338
Silicon Laboratories, Inc. (a)	622	40,430
Tessera Holding Corporation	1,125	49,725
		576,811
Software (1.0%):
Ebix, Inc.	447	25,501
Gigamon, Inc. (a)	462	21,044
MicroStrategy, Inc. (a)	162	31,979
Monotype Imaging Holdings, Inc.	1,288	25,567
Pegasystems, Inc.	1,282	46,152
Qualys, Inc. (a)	562	17,787
VASCO Data Security International, Inc. (a)	1,546	21,103
		189,133
Specialty Retail (3.3%):
Aaron's, Inc.	1,092	34,933
Asbury Automotive Group, Inc. (a)	436	26,901
Caleres, Inc.	1,174	38,531
DSW, Inc. — Class A	1,150	26,047
Express, Inc. (a)	1,832	19,712
Five Below, Inc. (a)	768	30,689
Francesca's Holdings Corporation (a)	1,259	22,700
GameStop Corporation	1,064	26,877
Genesco, Inc. (a)	645	40,055
GNC Holdings, Inc.	757	8,357
Hibbett Sports, Inc. (a)	823	30,698

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Specialty Retail (3.3%) cont'd
Lithia Motors, Inc. — Class A	296	$28,662
MarineMax, Inc. (a)	1,134	21,943
Monro Muffler Brake, Inc.	656	37,523
Murphy USA, Inc. (a)	507	31,165
Office Depot, Inc.	3,723	16,828
Shoe Carnival, Inc.	1,179	31,809
Sonic Automotive, Inc. — Class A	1,399	32,037
The Buckle, Inc.	1,159	26,425
The Cato Corporation — Class A	997	29,990
Tile Shop Holdings, Inc. (a)	1,610	31,476
Vitamin Shoppe, Inc. (a)	927	22,016
		615,374
Technology Hardware, Storage & Peripherals (0.3%):
Electronics For Imaging, Inc. (a)	722	31,667
Super Micro Computer, Inc. (a)	744	20,869
		52,536
Textiles, Apparel & Luxury Goods (0.8%):
Fossil Group, Inc. (a)	560	14,482
Kate Spade & Company (a)	1,115	20,817
Movado Group, Inc.	1,220	35,075
Steven Madden Ltd. (a)	1,064	38,038
Vera Bradley, Inc. (a)	1,651	19,350
Wolverine World Wide, Inc.	1,290	28,315
		156,077
Thrifts & Mortgage Finance (3.1%):
Beneficial Bancorp, Inc.	3,942	72,533
BofI Holding, Inc. (a)	895	25,552
Capitol Federal Financial, Inc.	5,133	84,489
Essent Group Ltd. (a)	1,229	39,783
Flagstar Bancorp, Inc. (a)	1,367	36,827
Kearny Financial Corporation	4,376	68,047
LendingTree, Inc (a)	147	14,898
MGIC Investment Corporation (a)	2,926	29,816
Provident Financial Services, Inc.	2,515	71,175
Radian Group, Inc.	2,046	36,787
Washington Federal, Inc.	1,688	57,983
WSFS Financial Corporation	1,046	48,482
		586,372
Tobacco (0.3%):
Vector Group Ltd.	2,830	64,354
Trading Companies & Distributors (1.4%):
Air Lease Corporation	904	31,034
GATX Corporation	656	40,396
H&E Equipment Services, Inc.	1,097	25,505
Kaman Corporation	1,234	60,380
Rush Enterprises, Inc. — Class A (a)	1,090	34,771

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Trading Companies & Distributors (1.4%) cont'd
Veritiv Corporation (a)	458	$24,618
WESCO International, Inc. (a)	522	34,739
		251,443
Water Utilities (1.0%):
American States Water Company	944	43,009
Connecticut Water Service, Inc.	974	54,398
Middlesex Water Company	1,072	46,032
SJW Corporation	875	48,982
		192,421
Total Common Stocks (Cost $16,468,434)		18,691,811
Short-Term Investments (0.0%) (b)
Money Market Funds (0.0%) (b):
Short-Term Investments Trust Government & Agency Portfolio — Institutional Class, 0.43% (c)	8,523	8,523
Total Short-Term Investments (Cost $8,523)		8,523
Total Investments — 100.0% (Cost $16,476,957)		18,700,334
Other assets in excess of liabilities — 0.0% (b)		2,320
NET ASSETS — 100.0%		$18,702,654

(a)  Non-income producing security.

(b)  Less than 0.05%.

(c)  Annualized seven-day yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)
Australia (4.6%):
AMP Ltd.	6,788	$24,689
Aristocrat Leisure Ltd.	2,032	22,729
ASX Ltd.	967	34,710
Australia & New Zealand Banking Group Ltd.	1,233	27,068
Brambles Ltd.	3,356	30,031
Caltex Australia Ltd.	1,065	23,410
CIMIC Group Ltd.	666	16,793
Commonwealth Bank of Australia	553	32,888
Crown Resorts Ltd.	2,312	19,321
CSL Ltd.	413	29,926
Fortescue Metals Group Ltd.	2,592	11,017
Insurance Australia Group Ltd.	7,048	30,466
Macquarie Group Ltd.	364	22,885
Newcrest Mining Ltd.	820	11,983
QBE Insurance Group Ltd.	2,977	26,683
Ramsay Health Care Ltd.	490	24,151
Sonic Healthcare Ltd.	1,639	25,312
Suncorp Group Ltd.	3,216	31,378
Telstra Corporation Ltd.	9,703	35,711
TPG Telecom Ltd.	3,363	16,552
Westpac Banking Corporation	1,163	27,360
		525,063
Austria (0.1%):
Erste Group Bank AG	561	16,432
Belgium (1.3%):
Anheuser-Busch InBev SA/NV	224	23,709
Colruyt SA	582	28,797
Proximus SADP	988	28,455
Solvay SA — Class A	189	22,153
UCB SA	266	17,055
Umicore SA	393	22,402
		142,571
Canada (12.3%):
Alimentation Couche-Tard, Inc. — Class B (a)	700	31,740
Bank of Montreal (a)	700	50,347
Bank of Nova Scotia (a)	700	38,977
BCE, Inc.	1,400	60,509
Brookfield Asset Management, Inc. — Class A (a)	700	23,096
Canadian Imperial Bank of Commerce (a)	700	57,120
Canadian National Railway Company (a)	700	47,110
Canadian Utilities Ltd. — Class A (a)	1,400	37,736
CGI Group, Inc. — Class A (a)	700	33,596
Dollarama, Inc. (a)	700	51,291
Emera, Inc. (a)	1,400	47,329
Fortis, Inc.	700	21,615
George Weston Ltd. (a)	700	59,221

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Canada (12.3%) cont'd
Gildan Activewear, Inc. (a)	700	$17,773
Great-West Lifeco, Inc.	1,400	36,672
Hydro One Ltd. (Acquired 09/16/16, Cost $54,608) (a) (b)	2,800	49,174
IGM Financial, Inc. (a)	1,400	39,832
Intact Financial Corporation (a)	700	50,102
Inter Pipeline Ltd. (a)	1,400	30,906
Loblaw Companies Ltd. (a)	700	36,933
Lululemon Athletica, Inc. (a)	357	23,201
Magna International, Inc. (a)	700	30,395
Manulife Financial Corporation (a)	1,400	24,931
Metro, Inc. (a)	1,400	41,875
National Bank of Canada (a)	700	28,430
Open Text Corporation (a)	700	43,231
Pembina Pipeline Corporation (a)	700	21,876
Potash Corporation of Saskatchewan, Inc. (a)	1,400	25,328
Power Corporation of Canada	1,400	31,334
Power Financial Corporation	1,400	34,994
Restaurant Brands International, Inc. (a)	700	33,341
Rogers Communications, Inc. — Class B	700	27,001
Royal Bank of Canada (a)	700	47,376
Saputo, Inc. (a)	700	24,770
Shaw Communications, Inc. — Class B (a)	2,100	42,136
Sun Life Financial, Inc. (a)	700	26,876
TELUS Corporation	1,400	44,576
Toronto-Dominion Bank (a)	700	34,524
		1,407,274
Denmark (1.4%):
Chr. Hansen Holding A/S	435	24,089
Danske Bank A/S	764	23,172
DSV A/S	442	19,664
ISS A/S	785	26,498
Novo Nordisk A/S — Class B	449	16,193
Novozymes A/S — Class B	484	16,687
Pandora A/S	147	19,232
Vestas Wind System A/S	217	14,103
		159,638
Finland (1.2%):
Kone OYJ — Class B	477	21,375
Neste Oyj	533	20,479
Sampo Oyj — Class A	554	24,837
Stora Enso Oyj — Class R	1,977	21,248
UPM-Kymmene Oyj	883	21,695
Wartsila Oyj Abp	533	23,946
		133,580
France (9.9%):
Accor SA	442	16,485
Aeroports de Paris	322	34,506
Air Liquide SA	259	28,804
See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
France (9.9%) cont'd
Airbus Group SE	365	$24,144
Arkema SA	224	21,915
Atos SE	224	23,638
AXA SA	743	18,759
BNP Paribas SA	294	18,739
Bollore SA	6,758	23,831
Bureau Veritas SA	1,479	28,662
Capgemini SA	210	17,718
Carrefour SA	841	20,264
Christian Dior SE	147	30,832
Cie de Saint-Gobain	484	22,547
Cie Generale des Etablissements Michelin	245	27,260
CNP Assurances	1,150	21,306
Credit Agricole SA	1,549	19,208
Danone SA	414	26,235
Dassault Aviation SA	21	23,467
Dassault Systemes SE	322	24,537
Eiffage SA	343	23,920
Essilor International SA	224	25,313
Hermes International	70	28,737
Iliad SA	105	20,188
Ingenico Group SA	196	15,653
JCDecaux SA	575	16,905
Kering	112	25,147
Legrand SA	407	23,114
L'Oreal SA	161	29,387
LVMH Moet Hennessy Louis Vuitton SE	140	26,733
Natixis SA	3,056	17,243
Orange SA	1,563	23,750
Pernod Ricard SA	245	26,551
Peugeot SA (a)	904	14,745
Publicis Groupe SA	351	24,220
Renault SA	182	16,191
Sanofi	358	28,980
Sartorius Stedim Biotech	294	18,560
Schneider Electric SE	287	19,973
SEB SA	161	21,820
Societe BIC SA	182	24,743
Societe Generale SA	351	17,271
Sodexo SA	252	28,967
Suez	1,633	24,092
Thales SA	322	31,228
Valeo SA	322	18,510
Veolia Environnement SA	1,269	21,607
Vinci SA	400	27,243
Zodiac Aerospace	526	12,079
		1,125,727
Germany (6.2%):
Allianz SE	147	24,294
BASF SE	315	29,282

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Germany (6.2%) cont'd
Bayer AG	224	$23,374
Bayerische Motoren Werk AG	224	20,927
Beiersdorf AG	358	30,374
Brenntag AG	428	23,788
Commerzbank AG	2,047	15,614
Continental AG	98	18,950
Daimler AG	301	22,408
Deutsche Boerse AG	287	23,087
Deutsche Post AG	799	26,271
Deutsche Telekom AG	1,731	29,801
Evonik Industries AG	680	20,315
Fielmann AG	435	28,733
Fresenius Medical Care AG & Company KGaA	315	26,676
Fresenius SE & Company KGaA	351	27,438
GEA Group AG	414	16,661
Hannover Rueck SE	238	25,755
HOCHTIEF AG	154	21,569
Infineon Technologies AG	1,248	21,689
Linde AG	140	23,005
Merck KGaA	252	26,301
Muenchener Rueckversicherungs-Gesellschaft AG — Class R	147	27,799
ProSiebenSat.1 Media SE	589	22,699
SAP SE	336	29,289
Siemens AG	224	27,541
Symrise AG	358	21,793
Talanx AG	862	28,828
Vonovia SE	722	23,488
		707,749
Hong Kong (9.3%):
AIA Group Ltd.	2,800	15,797
Bank Of East Asia Ltd.	4,200	16,086
Beijing Enterprise Holdings Ltd.	3,500	16,542
BOC Hong Kong Holdings Ltd.	7,000	25,050
Cheung Kong Infrastructure Holdings Ltd.	7,000	55,697
Cheung Kong Property Holdings Ltd.	3,500	21,462
China Gas Holdings Ltd.	14,000	18,993
China Mobile Ltd.	3,500	37,101
China Resources Beer Holdings Company Ltd. (a)	14,000	27,803
China Resources Power Holdings Company Ltd.	14,000	22,243
China Taiping Insurance Holdings Company Ltd. (a)	7,000	14,443
China Unicom Hong Kong Ltd.	14,000	16,303
Chow Tai Fook Jewellery Group Ltd.	25,200	19,271
CITIC Ltd.	14,000	20,040
CK Hutchison Holdings Ltd.	3,500	39,674
CLP Holdings Ltd.	3,500	32,159
Dairy Farm International Holdings Ltd.	4,900	35,231
Fullshare Holdings Ltd.	35,000	16,339
Galaxy Entertainment Group Ltd.	7,000	30,511
Guangdong Investment Ltd.	14,000	18,487

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Hong Kong (9.3%) cont'd
Hang Lung Properties Ltd.	14,000	$29,681
Hang Seng Bank Ltd.	2,100	39,078
Henderson Land Development Company Ltd.	6,800	36,173
Hong Kong & China Gas Company Ltd.	14,400	25,515
Hong Kong Exchanges and Clearing Ltd.	1,400	33,075
Hongkong Land Holdings Ltd.	4,200	26,586
Jardine Matheson Holdings Ltd.	700	38,675
Jardine Strategic Holdings Ltd.	700	23,240
MTR Corporation Ltd.	7,000	34,032
New World Development Company Ltd.	21,000	22,206
NWS Holdings Ltd.	14,000	22,820
Power Assets Holdings Ltd.	3,500	30,850
Sino Land Company Ltd.	14,000	20,979
Swire Pacific Ltd.	3,500	33,422
Swire Properties Ltd.	11,200	30,908
Techtronic Industries Company Ltd.	7,000	25,095
WH Group Ltd. (Acquired 09/18/15 through 12/21/16, Cost $20,891) (b)	31,500	25,470
Wheelock & Company, Ltd.	7,000	39,403
Yue Yuen Industrial Holdings Ltd.	7,000	25,411
		1,061,851
Ireland (1.7%):
Accenture PLC — Class A	273	31,976
Bank of Ireland (a)	48,776	12,066
CRH PLC	588	20,508
DCC PLC	301	22,406
Experian PLC	1,569	30,435
Jazz Pharmaceuticals PLC (a)	154	16,791
Kerry Group PLC — Class A	365	26,000
Medtronic PLC	448	31,911
		192,093
Israel (0.9%):
Bank Hapoalim BM	6,365	37,856
Check Point Software Technologies Ltd. (a)	413	34,882
Mobileye NV (a)	259	9,873
Teva Pharmaceutical Industries Ltd.	469	16,838
		99,449
Italy (2.1%):
Assicurazioni Generali SpA	1,157	17,197
Atlantia SpA	946	22,167
Davide Campari-Milano SpA	2,159	21,113
Enel SpA	5,335	23,520
EXOR NV	343	14,796
Intesa Sanpaolo SpA	4,683	11,959
Leonardo-Finmeccanica SpA (a)	1,353	18,999
Luxottica Group SpA	463	24,905
Mediobanca SpA	1,493	12,188
Prada SpA	4,900	16,619
Snam SpA	6,155	25,359

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Italy (2.1%) cont'd
Terna Rete Elettrica Nazionale SpA	5,608	$25,691
UniCredit SpA	3,526	10,148
		244,661
Japan (17.0%):
ANA Holdings, Inc.	7,000	18,854
Asahi Glass Company Ltd.	7,000	47,675
Asahi Group Holdings Ltd.	700	22,101
Asahi Kasei Corporation	7,000	61,061
Astellas Pharma, Inc.	1,400	19,447
Bridgestone Corporation	700	25,239
Canon, Inc.	1,400	39,470
Chubu Electric Power Company, Inc.	1,400	19,561
Chugai Pharmaceutical Company, Ltd.	700	20,094
Dai-ichi Life Insurance Company Ltd.	700	11,655
Daito Trust Construction Company Ltd.	700	105,292
Denso Corporation	700	30,324
Fuji Heavy Industries Ltd.	700	28,581
FUJIFILM Holdings Corporation	700	26,563
Hankyu Hanshin Holdings, Inc.	700	22,460
Hoya Corporation	700	29,413
Isuzu Motors Ltd.	1,400	17,740
Japan Airlines Company Ltd.	700	20,453
Japan Exchange Group, Inc.	700	10,002
Japan Post Bank Company Ltd.	1,400	16,806
Japan Post Holdings Company Ltd.	1,400	17,477
Japan Post Insurance Company Ltd.	700	14,991
Japan Tobacco, Inc.	700	23,023
Kajima Corporation	7,000	48,453
Kao Corporation	700	33,187
KDDI Corporation	700	17,725
Komatsu Ltd.	700	15,857
Kubota Corporation	700	9,993
Kyocera Corporation	700	34,810
Kyowa Hakko Kirin Company Ltd.	700	9,679
M3, Inc.	700	17,638
Makita Corporation	700	46,896
Mazda Motor Corporation	700	11,452
Mitsubishi UFJ Financial Group, Inc.	2,800	17,254
Mizuho Financial Group, Inc.	9,800	17,592
NGK Insulators Ltd.	700	13,578
Nippon Paint Holdings Company Ltd.	700	19,076
Nippon Telegraph & Telephone Corporation	700	29,419
Nissan Motor Company Ltd.	1,400	14,081
Nomura Research Institute Ltd.	726	22,114
NTT Data Corporation	700	33,840
NTT DOCOMO, Inc.	700	15,950
Obayashi Corporation	2,100	20,070
Odakyu Electric Railway Company Ltd.	3,500	69,266
Olympus Corporation	700	24,197

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Japan (17.0%) cont'd
Omron Corporation	700	$26,862
Ono Pharmaceutical Company Ltd.	700	15,306
Oriental Land Company Ltd.	700	39,565
ORIX Corporation	700	10,924
Osaka Gas Company Ltd.	7,000	26,928
Panasonic Corporation	1,400	14,249
Rakuten, Inc.	1,400	13,721
Recruit Holdings Company Ltd.	700	28,090
Renesas Electronics Corporation	2,800	22,232
Resona Holdings, Inc.	3,500	17,953
Ricoh Company Ltd.	3,500	29,587
Sekisui Chemical Company Ltd.	1,400	22,328
Sekisui House Ltd.	1,400	23,304
Seven & i Holdings Company Ltd.	700	26,670
Shimizu Corporation	351	3,210
Shionogi & Company, Ltd.	700	33,534
Sompo Japan Nipponkoa Holdings, Inc.	700	23,718
Sumitomo Dainippon Pharma Company Ltd.	1,400	24,077
Sumitomo Electric Industries Ltd.	1,400	20,202
Sumitomo Mitsui Financial Group, Inc.	700	26,712
Sumitomo Mitsui Trust Holdings, Inc.	700	25,053
Suntory Beverage & Food Ltd.	700	29,078
Suzuki Motor Corporation	700	24,640
T&D Holdings, Inc.	1,400	18,513
Terumo Corporation	700	25,844
Tokyu Corporation	7,000	51,448
TOTO Ltd.	700	27,701
Unicharm Corporation	700	15,318
Yahoo Japan Corporation	5,600	21,514
Yakult Honsha Company Ltd.	700	32,462
Yamaha Corporation	700	21,382
Yamato Holdings Company, Ltd.	700	14,234
		1,946,768
Netherlands (2.8%):
AerCap Holdings NV (a)	378	15,729
Akzo Nobel NV	358	22,381
ASML Holding NV	231	25,933
GrandVision NV (Acquired 09/16/16 through 12/21/16, Cost $25,674) (b)	932	20,509
Heineken Holding NV	435	30,286
Heineken NV	400	30,005
ING Groep NV	1,241	17,466
Koninklijke Ahold Delhaize NV	1,255	26,461
Koninklijke DSM NV	400	23,984
Koninklijke KPN NV	7,326	21,701
Koninklijke Vopak NV	414	19,556
NN Group NV	673	22,808
Randstad Holding NV	365	19,799
Wolters Kluwer NV	750	27,174
		323,792

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
New Zealand (0.2%):
Auckland International Airport Ltd.	5,055	$21,948
Norway (1.2%):
DNB ASA	1,515	22,527
Gjensidige Forsikring ASA	1,662	26,367
Marine Harvest ASA	1,613	29,083
Orkla ASA	3,471	31,433
Yara International ASA	638	25,120
		134,530
Portugal (0.4%):
EDP-Energias de Portugal SA	6,618	20,161
Jeronimo Martins SGPS SA	1,528	23,709
		43,870
Singapore (2.2%):
CapitaLand Ltd.	14,000	29,196
DBS Group Holdings Ltd.	2,800	33,527
Jardine Cycle & Carriage Ltd.	700	19,930
Keppel Corporation Ltd.	4,900	19,591
Oversea-Chinese Banking Corporation Ltd.	4,200	25,870
Singapore Airlines Ltd.	4,900	32,720
Singapore Technologies Engineering Ltd.	10,500	23,419
Singapore Telecommunications Ltd.	10,500	26,465
United Overseas Bank Ltd.	2,800	39,443
		250,161
South Africa (0.1%):
Steinhoff International Holdings NV	2,559	13,210
Spain (3.3%):
Abertis Infraestructuras SA	1,724	24,128
ACS Actividades de Construccion y Servicios SA	645	20,382
Aena SA (Acquired 03/18/16 through 12/21/16, Cost $24,301) (b)	189	25,794
Amadeus IT Group SA	575	26,130
Banco de Sabadell SA	9,695	13,502
Banco Santander SA	2,860	14,930
Bankia SA	15,513	15,856
Bankinter SA	2,993	23,188
Enagas SA	1,157	29,382
Ferrovial SA	1,157	20,699
Gamesa Corp Tecnologica SA	659	13,368
Gas Natural SDG SA	1,150	21,681
Grifols SA	1,346	26,751
Iberdrola SA	4,171	27,371
Industria de Diseno Textil SA	708	24,169
Mapfre SA	6,365	19,430
Red Electrica Corp SA	1,767	33,341
		380,102
Sweden (3.4%):
Alfa Laval AB	1,185	19,614

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Sweden (3.4%) cont'd
Assa Abloy AB — Class B	1,093	$20,287
Atlas Copco AB — Class A	666	20,286
Autoliv, Inc.	189	21,385
Hennes & Mauritz AB — Class B	729	20,276
Hexagon AB — Class B	540	19,293
ICA Gruppen AB	652	19,888
Investment AB Latour	596	22,386
L E Lundbergforetagen AB — Class B	512	31,387
Nordea Bank AB	2,131	23,695
Skanska AB — Class B	981	23,161
SKF AB — Class B	1,129	20,769
Svenska Cellulosa AB SCA — Class B	806	22,763
Svenska Handelsbanken AB — Class A	1,549	21,525
Swedbank AB — Class A	960	23,213
Swedish Match AB	757	24,080
Telefonaktiebolaget LM Ericsson — Class B	2,615	15,356
Volvo AB — Class B	1,745	20,379
		389,743
Switzerland (7.3%):
ABB Ltd.	1,507	31,789
Actelion Ltd.	161	34,862
Barry Callebaut AG	21	25,696
Chubb Ltd.	301	39,768
Cie Financiere Richemont SA	385	25,502
Coca-Cola HBC AG	1,106	24,126
EMS-Chemie Holding AG	63	32,017
Galenica AG	14	15,797
Garmin Ltd.	420	20,366
Geberit AG	77	30,867
Givaudan SA	21	38,482
Julius Baer Group Ltd.	448	19,899
Kuehne + Nagel International AG — Class R	245	32,384
Lonza Group AG	147	25,450
Nestle SA	469	33,645
Novartis AG	413	30,053
Partners Group Holding AG	63	29,526
Roche Holdings AG	126	28,781
Schindler Holding AG	189	33,334
SGS SA	14	28,487
Sika AG	7	33,629
Sonova Holding AG	224	27,145
Swatch Group AG	84	26,125
Swiss Life Holding AG	105	29,717
Swiss Re AG	322	30,515
Swisscom AG	70	31,353
TE Connectivity Ltd.	434	30,067
UBS Group AG	1,184	18,545
Wolseley PLC	448	27,396
		835,323

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
United Kingdom (10.8%):
3i Group PLC	2,430	$21,083
Admiral Group PLC	875	19,701
Aon PLC	350	39,035
Ashtead Group PLC	1,022	19,900
Associated British Foods PLC	469	15,866
Aviva PLC	2,843	17,042
Babcock International Group PLC	1,828	21,469
BAE Systems PLC	4,349	31,703
Barratt Developments PLC	1,793	10,218
British American Tobacco PLC	567	32,294
BT Group PLC	4,180	18,901
Bunzl PLC	1,134	29,474
Burberry Group PLC	1,127	20,792
Coca-Cola European Partners PLC	427	13,408
Compass Group PLC	1,737	32,132
Delphi Automotive PLC	266	17,915
Diageo PLC	1,274	33,129
Direct Line Insurance Group PLC	4,468	20,341
GKN PLC	4,930	20,153
Hargreaves Lansdown PLC	868	12,976
IHS Markit Ltd. (a)	665	23,548
Imperial Brands PLC	658	28,727
InterContinental Hotels Group PLC	441	19,772
International Consolidated Airlines Group SA	2,458	13,356
ITV PLC	5,658	14,392
Johnson Matthey PLC	554	21,712
Kingfisher PLC	4,930	21,283
Legal & General Group PLC	4,937	15,065
Marks & Spencer Group PLC	3,844	16,581
Merlin Entertainments PLC (Acquired 03/18/16 through 12/21/16, Cost $27,553) (b)	4,145	22,916
Michael Kors Holdings Ltd. (a)	315	13,539
National Grid PLC	2,570	30,140
Next PLC	238	14,616
Old Mutual PLC	6,841	17,477
Pentair PLC	378	21,194
Persimmon PLC	483	10,572
Prudential PLC	868	17,410
Reckitt Benckiser Group PLC	378	32,078
RELX NV	1,703	28,665
RELX PLC	1,772	31,644
Royal Mail PLC	3,837	21,851
RSA Insurance Group PLC	3,788	27,357
Sage Group PLC	2,619	21,141
Schroders PLC	462	17,070
Severn Trent PLC	1,197	32,779
Sky PLC	2,255	27,541
Smith & Nephew PLC	1,926	28,982
Smiths Group PLC	1,401	24,449

See notes to financial statements.

Victory Portfolios II VictoryShares International Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
United Kingdom (10.8%) cont'd
SSE PLC	1,302	$24,919
St James's Place PLC	1,295	16,183
Standard Life PLC	3,508	16,083
Taylor Wimpey PLC	5,182	9,803
Unilever PLC	721	29,256
United Utilities Group PLC	2,738	30,403
Whitbread PLC	364	16,939
WPP PLC	1,232	27,573
		1,234,548
Total Common Stocks (Cost $11,791,277)		11,390,083
Short-Term Investments (0.1%)
Money Market Funds (0.1%):
Short-Term Investments Trust Government & Agency Portfolio — Institutional Class, 0.43% (c)	11,002	11,002
Total Short-Term Investments (Cost $11,002)		11,002
Total Investments — 99.8% (Cost $11,802,279)		11,401,085
Other assets in excess of liabilities — 0.2%		20,254
NET ASSETS — 100.0%		$11,421,339

(a)  Non-income producing security.

(b)  Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidlelines. The value of those securities total $143,863 or 1.26% of net assets.

(c)  Annualized seven-day yield as of December 31, 2016.

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Brazil (3.6%):
Ambev SA	11,900	$59,963
Banco do Brasil SA	4,000	34,522
BB Seguridade Participacoes SA	2,000	17,390
BRF SA	2,000	29,649
CCR SA	6,000	29,422
CETIP SA — Mercados Organizados	6,000	82,220
Cielo SA	3,960	33,934
CPFL Energia SA	5,960	46,165
EDP — Energias do Brasil SA	12,000	49,405
Engie Brasil Energia SA	6,000	64,522
Equatorial Energia SA	4,000	66,857
Hypermarcas SA	6,000	48,170
Kroton Educacional SA	8,000	32,765
Localiza Rent a Car SA	2,000	21,028
Lojas Renner SA	6,000	42,714
M Dias Branco SA	2,000	70,673
Raia Drogasil SA	2,000	37,601
Tim Participacoes SA	13,900	33,440
Ultrapar Participacoes SA	2,000	42,062
WEG SA	8,000	38,099
		880,601
Chile (3.6%):
AES Gener SA	192,271	68,668
Aguas Andinas SA — Class A	168,576	87,769
Banco de Chile	967,432	113,383
Banco do Credito e Inversiones	1,813	91,763
Banco Santander-Chile	1,596,856	88,832
Cia Cervecerias Unidas SA	6,417	67,016
Colbun SA	328,841	64,698
Empresas COPEC SA	7,234	69,321
Enel Americas SA	331,153	53,826
Enel Generacion Chile SA	111,520	73,581
SACI Falabella	12,754	100,911
		879,768
China (12.9%):
3SBio, Inc. (Acquired 03/22/16 through 10/26/16, Cost $33,412) (a) (b)	30,000	29,209
Anhui Conch Cement Company Ltd. — Class H	10,000	27,210
ANTA Sports Products Ltd.	20,000	59,707
AviChina Industry & Technology Company Ltd. — Class H	60,000	41,318
BAIC Motor Corporation Ltd. — Class H (Acquired 04/12/16 through 10/26/16, Cost $27,694) (b)	30,000	26,694
Bank of China Ltd. — Class H	120,000	53,234
Bank of Communications Company Ltd. — Class H	80,000	57,876
BBMG Corporation — Class H	80,000	27,648
Beijing Capital International Airport Company Ltd. — Class H	40,000	40,441
Belle International Holdings Ltd.	60,000	33,735

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
China (12.9%) cont'd
BYD Company Ltd. — Class H	10,000	$52,679
CAR, Inc. (a)	40,000	38,997
CGN Power Company Ltd. — Class H (Acquired 03/22/16 through 10/26/16, Cost $43,004) (b)	139,000	38,180
China Cinda Asset Management Company Ltd. — Class H	159,000	57,617
China CITIC Bank Corporation Ltd. — Class H	80,000	50,861
China Communications Construction Company Ltd. — Class H	40,000	46,012
China Communications Services Corporation Ltd. — Class H	80,000	50,964
China Conch Venture Holdings Ltd.	30,000	53,388
China Construction Bank Corporation — Class H	80,000	61,590
China Evergrande Group	60,000	37,372
China Galaxy Securities Company Ltd. — Class H	40,000	36,056
China Hongqiao Group Ltd.	40,000	35,180
China Life Insurance Co Ltd.	20,000	52,099
China Longyuan Power Group Corporation Ltd. — Class H	40,000	31,259
China Machinery Engineering Corporation — Class H	60,000	38,068
China Medical System Holdings Ltd.	20,000	31,672
China Mengniu Dairy Company Ltd.	20,000	38,532
China Molybdenum Company Ltd. — Class H	120,000	29,248
China National Building Material Company Ltd. — Class H	80,000	38,894
China Petroleum & Chemical Corporation	40,000	28,371
China Railway Construction Corporation Ltd. — Class H	30,000	38,610
China Railway Group Ltd. — Class H	40,000	32,910
China Railway Signal & Communication Corporation Ltd. (Acquired 09/19/16 through 10/26/16, Cost $31,768) (b)	40,000	28,835
China Reinsurance Group Corporation	179,000	42,473
China Telecom Corporation Ltd. — Class H	80,000	36,933
China Vanke Company Ltd. — Class H	13,900	31,727
China Zhongwang Holdings Ltd.	79,600	33,875
Chongqing Rural Commercial Bank Company Ltd. — Class H	80,000	46,940
Country Garden Holdings Company Ltd.	100,000	55,967
CSPC Pharmaceutical Group Ltd.	40,000	42,711
Dongfeng Motor Group Company Ltd. — Class H	40,000	39,048
FIH Mobile Ltd.	120,000	37,913
Fosun International Ltd.	30,000	42,479
GOME Electrical Appliances Holding Ltd.	299,000	36,245
Great Wall Motor Company Ltd. — Class H	30,000	28,010
Guangzhou Automobile Group Company Ltd.	40,000	48,385
Guangzhou Baiyunshan Pharmaceutical Holdings Company Ltd.	40,000	103,424
Guangzhou R&F Properties Company Ltd. — Class H	24,000	29,031
Haitian International Holdings Ltd.	20,000	39,255
Hengan International Group Company Ltd.	10,000	73,441
Huaneng Power International, Inc. — Class H	40,000	26,514
Huaneng Renewables Corporation Ltd. — Class H	80,000	25,998
Intime Retail Group Company Ltd. (c)	40,000	36,263
Jiangsu Expressway Company Ltd. — Class H	40,000	50,551
Legend Holdings Corporation (Acquired 09/19/16 through 10/26/16, Cost $50,912) (b)	19,900	44,140
Longfor Properties Company Ltd.	30,000	38,068
People's Insurance Company Group of China Ltd. — Class H	100,000	39,461

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
China (12.9%) cont'd
PICC Property & Casualty Company Ltd.	40,000	$62,312
Ping An Insurance Group Company of China Ltd. — Class H	10,000	50,035
Shandong Weigao Group Medical Polymer Company Ltd.	80,000	53,440
Sihuan Pharmaceutical Holdings Group Ltd.	40,000	11,142
Sino-Ocean Land Holdings Ltd.	79,500	35,575
Sinopec Engineering Group Company Ltd. — Class H	50,000	41,718
Sinopharm Group Company Ltd. — Class H	8,000	32,961
Sinotrans Ltd.	60,000	26,772
Tencent Holdings Ltd.	2,000	48,926
Tong Ren Tang Technologies Company Ltd. — Class H	40,000	74,176
TravelSky Technology Ltd. — Class H	20,000	42,040
Uni-President China Holdings Ltd.	60,000	42,324
Want Want China Holdings Ltd.	60,000	38,455
Weichai Power Company Ltd. — Class H	20,000	30,795
Xinhua Winshare Publishing and Media Company Ltd.	40,000	37,294
Xinyi Solar Holdings Ltd.	80,000	25,998
Zall Group Ltd. (a)	60,000	46,425
Zhejiang Expressway Company Ltd. — Class H	40,000	38,171
Zhuzhou CRRC Times Electric Comapny Ltd.	10,000	50,745
		3,162,622
Colombia (0.8%):
Cementos Argos SA	12,825	50,668
Grupo de Inversiones Suramericana SA	4,879	62,084
Grupo Nutresa SA	10,217	84,745
		197,497
Czech Republic (0.4%):
CEZ AS	2,989	50,068
Komercni banka as	1,395	48,093
		98,161
Egypt (0.1%):
Commercial International Bank Egypt SAE	8,465	34,121
Greece (0.3%):
Hellenic Telecommunications Organization SA	3,746	35,213
OPAP SA	3,946	34,892
		70,105
Hungary (0.3%):
Richter Gedeon Nyrt	2,929	61,912
India (11.8%):
ACC Ltd.	2,630	51,579
Adani Ports & Special Economic Zone Ltd.	8,409	33,261
Ajanta Pharma Ltd	1,893	49,725
Amara Raja Batteries Ltd.	3,607	46,253
Asian Paints Ltd.	3,746	49,180
Aurobindo Pharma Ltd.	3,507	34,584
Bajaj Auto Ltd.	1,475	57,205
Bajaj Finserv Ltd.	1,036	44,188
Bank of Baroda (a)	11,857	26,799

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
India (11.8%) cont'd
Berger Paints India Ltd.	11,319	$35,114
Bharti Airtel Ltd.	11,219	50,524
Bharti Infratel Ltd.	8,290	41,951
Biocon Ltd.	3,348	46,856
Bosch Ltd.	159	49,314
Britannia Industries Ltd.	996	42,357
Cadila Healthcare Ltd.	7,453	39,165
Castrol India Ltd.	8,150	45,709
Cipla Ltd.	7,034	58,950
Coal India Ltd.	10,721	47,389
Colgate-Palmolive India Ltd.	4,703	62,684
Cummins India Ltd.	3,846	46,396
Dabur India Ltd.	12,953	53,085
Divi's Laboratories Ltd.	2,989	34,514
DLF Ltd.	13,770	22,602
Dr Reddy's Laboratories Ltd.	1,076	48,519
Eicher Motors Ltd.	159	51,078
Emami Ltd.	3,208	44,977
GlaxoSmithKline Consumer Healthcare Ltd	678	49,982
Glenmark Pharmaceuticals Ltd.	3,886	50,870
Godrej Consumer Products Ltd.	1,953	43,450
HCL Technologies Ltd.	5,062	61,752
Hindustan Zinc Ltd.	12,255	46,116
Housing Development Finance Corporation Ltd.	2,870	53,391
ICICI Bank Ltd.	9,545	35,904
Idea Cellular Ltd.	29,552	32,286
Indiabulls Housing Finance Ltd.	3,527	33,792
Infosys Ltd.	3,667	54,602
ITC Ltd.	14,387	51,225
Kotak Mahindra Bank Ltd.	5,540	58,747
Larsen & Toubro Ltd.	1,933	38,424
Lupin Ltd.	1,893	41,473
Mahindra & Mahindra Ltd.	2,650	46,257
Marico Ltd.	13,132	50,394
Motherson Sumi Systems Ltd.	6,636	31,919
Nestle India Ltd.	618	54,892
Oracle Financial Services Software Ltd.	1,315	60,563
Page Industries Ltd.	199	40,025
Pidilite Industries Ltd.	6,138	53,340
Piramal Enterprises Ltd.	1,475	35,312
Reliance Industries Ltd.	4,284	68,322
Reliance Infrastructure Ltd.	3,786	26,062
Reliance Power Ltd. (a)	55,816	33,883
Shriram Transport Finance Company Ltd.	2,072	26,055
State Bank of India	9,107	33,573
Sun Pharmaceutical Industries Ltd.	5,161	47,907
Tata Consultancy Services Ltd.	1,813	63,191
Tata Power Company Ltd.	45,255	50,609
Tech Mahindra Ltd.	7,433	53,543
Torrent Pharmaceuticals Ltd.	1,993	38,678

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
India (11.8%) cont'd
UltraTech Cement Ltd.	976	$46,739
UPL Ltd.	4,304	41,030
Wipro Ltd.	9,924	69,374
Zee Entertainment Enterprises Ltd.	6,317	42,168
		2,879,808
Indonesia (3.8%):
Astra International Tbk PT	67,800	41,644
Bank Central Asia Tbk PT	91,700	105,500
Bank Mandiri Persero Tbk PT	53,800	46,223
Bank Negara Indonesia Persero Tbk PT	117,600	48,227
Bank Rakyat Indonesia Persero Tbk PT	53,800	46,622
Charoen Pokphand Indonesia Tbk PT	147,500	33,830
Gudang Garam Tbk PT	10,000	47,430
Hanjaya Mandala Sampoerna Tbk PT	139,500	39,657
Indocement Tunggal Prakarsa Tbk PT	33,900	38,750
Indofood CBP Sukses Makmur Tbk PT	69,700	44,363
Jasa Marga Persero Tbk PT	141,500	45,372
Kalbe Farma Tbk PT	338,800	38,099
Matahari Department Store Tbk PT	27,900	31,322
Mitra Keluarga Karyasehat Tbk PT (Acquired 03/22/16 through 10/26/16, Cost $34,846) (b)	175,400	33,459
Perusahaan Gas Negara Persero Tbk	163,400	32,747
Semen Indonesia Perero Tbk PT	59,800	40,725
Surya Citra Media Tbk PT	171,400	35,622
Telekomunikasi Indonesia Persero Tbk PT	161,400	47,680
Unilever Indonesia Tbk PT	15,900	45,791
Waskita Karya Persero Tbk PT	281,000	53,186
XL Axiata Tbk PT (a)	193,300	33,143
		929,392
Malaysia (8.7%):
Astro Malaysia Holdings Bhd	75,700	43,874
Axiata Group Bhd	47,800	50,293
British American Tobacco Malaysia Bhd	4,000	39,768
CIMB Group Holdings Bhd	49,800	50,066
DiGi.com Bhd	71,700	77,198
Fraser & Neave Holdings Bhd	13,900	72,753
Gamuda Bhd	73,700	78,530
Genting Bhd	23,900	42,622
Genting Malaysia Bhd	53,800	54,927
HAP Seng Consolidated Bhd	55,800	110,207
Hong Leong Bank Bhd	39,900	120,074
IHH Healthcare Bhd	65,800	93,141
IJM Corporation Bhd	103,600	73,901
Kuala Lumpur Kepong Bhd	19,900	106,465
Malayan Banking Bhd	53,800	98,342
Maxis Bhd	43,800	58,387
MISC Bhd	33,900	55,543
Petronas Chemicals Group Bhd	39,900	62,083
Petronas Dagangan Bhd	15,900	84,356

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Malaysia (8.7%) cont'd
Petronas Gas Bhd	15,900	$75,495
Public Bank Bhd	35,900	157,813
RHB Capital Bhd	53,797	56,483
Sime Darby Bhd	31,900	57,599
Telekom Malaysia Bhd	113,600	150,673
Tenaga Nasional Bhd	37,900	117,434
Westports Holdings Bhd	73,700	70,644
YTL Corporation Bhd	167,400	57,840
		2,116,511
Mexico (4.7%):
Alfa SAB de CV	37,900	46,914
Alpek SAB de CV	35,900	42,880
Alsea SAB de CV	19,900	56,850
Arca Continental SAB de CV	12,000	62,427
Coca-Cola Femsa SAB de CV	10,000	63,387
Grupo Aeroportuario del Centro Norte SAB de CV	10,000	43,045
Grupo Aeroportuario del Pacifico SAB de CV — Class B	6,000	49,321
Grupo Aeroportuario del Sureste SAB de CV — Class B	4,785	68,882
Grupo Bimbo SAB de CV — Class A	21,900	49,527
Grupo Carso SAB de CV — Class A	13,900	55,903
Grupo Financiero Banorte SAB de CV — Class O	10,000	49,253
Grupo Financiero Inbursa SAB de CV — Class O	33,900	51,382
Grupo Financiero Santander Mexico SAB de CV — Class B	31,900	45,873
Grupo Lala SAB de CV	33,900	49,305
Grupo Mexico SAB de CV — Class B	21,900	59,468
Industrias Bachoco SAB de CV — Class B	15,900	65,043
Infraestructura Energetica Nova SAB de CV	17,900	77,974
Kimberly-Clark de Mexico SAB de CV — Class A	25,900	46,641
Nemak SAB de CV (Acquired 09/19/16 through 10/26/16, Cost $69,539) (b)	65,800	58,977
OHL Mexico SAB de CV	21,900	21,541
Promotora y Operadora de Infraestructura SAB de CV	5,280	44,064
Wal-Mart de Mexico SAB de CV	25,900	46,353
		1,155,010
Philippines (4.6%):
Aboitiz Equity Ventures, Inc.	38,440	54,746
Aboitiz Power Corporation	79,700	66,854
Alliance Global Group, Inc.	143,400	36,865
Ayala Corporation	2,990	43,937
Ayala Land, Inc.	61,700	39,716
Bank of the Philippine Islands	35,850	64,038
BDO Unibank, Inc.	27,090	61,087
DMCI Holdings, Inc.	197,200	52,600
Energy Development Corporation	396,400	41,065
Globe Telecom, Inc.	1,095	33,238
GT Capital Holdings, Inc.	1,990	50,838
JG Summit Holdings, Inc.	27,690	37,681
Jollibee Foods Corporation	12,750	49,756
LT Group, Inc.	153,400	38,757
Manila Electric Company	11,350	60,503

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Philippines (4.6%) cont'd
Metro Pacific Investments Corporation	362,500	$48,564
Metropolitan Bank & Trust Company	28,880	42,176
Puregold Price Club, Inc.	57,800	45,345
Robinsons Retail Holdings, Inc.	31,470	47,003
Semirara Mining & Power Corporation	22,510	58,865
SM Investments Corporation	3,587	47,262
SM Prime Holdings, Inc.	85,700	48,873
Universal Robina Corporation	15,740	51,768
		1,121,537
Poland (1.1%):
Bank Pekao SA	1,534	46,115
Bank Zachodni WBK SA	478	36,096
Cyfrowy Polsat SA (a)	7,791	45,800
mBank SA (a)	399	31,966
Powszechna Kasa Oszczednosci Bank Polski SA (a)	6,237	41,941
Powszechny Zaklad Ubezpieczen SA	7,193	57,085
		259,003
Qatar (2.4%):
Ezdan Holding Group QSC	8,408	34,889
Industries Qatar QSC	1,826	58,921
Masraf Al Rayan QSC	5,639	58,227
Ooredoo QSC	1,846	51,607
Qatar Electricity & Water Company QSC	1,064	66,328
Qatar Fuel QSC	1,244	49,673
Qatar Gas Transport Company Ltd.	8,248	52,300
Qatar Insurance Company SAQ	1,967	45,807
Qatar Islamic Bank SAQ	1,605	45,795
Qatar National Bank SAQ	1,646	73,635
The Commercial Bank QSC	4,395	39,226
		576,408
Republic of Korea (9.5%):
Amorepacific Corporation	139	37,000
AMOREPACIFIC Group	279	30,723
BGF Retail Company Ltd.	320	21,672
Celltrion, Inc. (a)	334	29,691
CJ CheilJedang Corporation	179	52,983
CJ Corporation	239	37,004
CJ Korea Express Corporation (a)	259	38,385
Coway Compan Ltd.	517	37,797
Daelim Industrial Company Ltd.	517	37,283
Dongbu Insurance Company Ltd.	756	39,121
Dongsuh Companies, Inc.	1,871	42,678
GS Holdings Corporation	1,174	52,586
GS Retail Company Ltd.	876	34,524
Hankook Tire Company Ltd.	796	38,225
Hanon Systems	3,165	26,991
Hanssem Company Ltd.	279	45,969
Hanwha Chemical Corporation	1,652	33,784

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Republic of Korea (9.5%) cont'd
Hanwha Techwin Company Ltd.	756	$27,197
Hyundai Department Store Company Ltd.	517	46,657
Hyundai Development Co-Engineering & Construction	776	28,880
Hyundai Engineering & Construction Company Ltd.	1,015	35,968
Hyundai Glovis Company Ltd.	299	38,248
Hyundai Mobis Company Ltd.	199	43,497
Hyundai Motor Company	458	55,363
Hyundai Steel Company	776	36,622
Hyundai Wia Corporation	478	28,890
Industrial Bank of Korea	4,856	51,061
Kakao Corporation	716	45,647
Kangwon Land, Inc.	1,513	44,784
KB Financial Group, Inc.	1,453	51,489
KEPCO Plant Service & Engineering Company Ltd.	577	25,893
Kia Motors Corporation	1,453	47,218
Korea Aerospace Industries Ltd.	577	32,008
Korea Electric Power Corporation	1,174	42,817
Korea Zinc Company Ltd.	119	46,800
KT&G Corporation	458	38,299
LG Chemical Ltd.	179	38,681
LG Corporation	856	42,524
LG Household & Health Care Ltd.	40	28,382
LG Uplus Corporation	4,996	47,362
Lotte Chemical Corporation	159	48,577
Mando Corporation	179	34,754
Medy-Tox, Inc.	80	23,620
NAVER Corporation	60	38,500
NCSoft Corporation	179	36,680
Orion Corp/Republic of Korea	60	32,538
S-1 Corporation	458	33,256
Samsung Card Company Ltd.	916	30,109
Samsung Electronics Company Ltd.	40	59,679
Samsung Fire & Marine Insurance Company Ltd.	199	44,239
Samsung Life Insurance Company Ltd.	478	44,523
Samsung SDS Company Ltd.	259	29,914
Shinhan Financial Group Company Ltd.	1,632	61,142
SK Holdings Co Ltd	239	45,413
SK Hynix, Inc.	1,294	47,890
SK Telecom Company Ltd.	299	55,453
Woori Bank	5,851	61,765
Yuhan Corporation	167	27,576
		2,316,331
Russian Federation (3.0%):
Bashneft PJSC	956	55,923
Federal Grid Co Unified Energy System PJSC	12,950,000	42,896
Inter RAO UES PJSC	776,000	48,626
Magnit PJSC	279	50,029
MegaFon PJSC	5,380	50,831
MMC Norilsk Nickel PJSC	379	62,535
See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Russian Federation (3.0%) cont'd
Mobile TeleSytems PJSC	15,360	$64,850
Moscow Exchange MICEX-RTS PJSC	26,100	53,434
Novolipetsk Steel PJSC	34,250	64,195
Rosseti PJSC	2,431,000	45,331
Rostelecom PJSC	49,010	67,110
RusHydro PJSC	3,985,000	60,147
Tatneft PAO	8,770	61,045
		726,952
South Africa (5.5%):
Aspen Pharmacare Holdings Ltd.	1,793	37,023
Barclays Africa Group Ltd.	3,587	44,059
Capitec Bank Holdings, Ltd.	1,136	57,488
Discovery Ltd.	4,782	39,868
FirstRand Ltd.	11,677	45,207
Imperial Holdings Ltd.	2,292	30,447
Investec Ltd.	7,094	46,876
Life Healthcare Group Holdings Ltd.	22,159	52,599
Mondi Ltd.	2,610	53,210
Mr Price Group Ltd.	2,531	29,403
Naspers Ltd. — Class N	259	37,983
Nedbank Group Ltd.	2,989	51,826
Netcare Ltd.	22,099	51,234
Pick n Pay Stores Ltd	9,266	42,991
Pioneer Food Group Ltd.	3,487	39,093
Rand Merchant Investment Holdings Ltd.	15,981	46,312
Remgro Ltd.	2,869	46,595
RMB Holdings Ltd.	9,684	46,820
Sanlam Ltd.	8,150	37,327
Sappi Ltd.	7,313	47,897
Sasol Ltd.	1,455	42,261
Shoprite Holdings Ltd.	3,388	42,298
Sibanye Gold Ltd.	6,018	11,126
SPAR Group Ltd.	3,447	49,841
Standard Bank Group Ltd.	4,045	44,695
The Bidvest Group Ltd.	4,384	57,857
Tiger Brands Ltd.	1,754	50,809
Truworths International Ltd.	7,114	41,269
Vodacom Group Ltd.	7,791	86,455
Woolworths Holdings Ltd.	7,473	38,644
		1,349,513
Taiwan (11.8%):
Advanced Semiconductor Engineering, Inc.	40,000	41,019
Asia Cement Corporation	60,000	49,055
Cathay Financial Holding Company Ltd.	20,000	29,911
Chang Hwa Commercial Bank Ltd.	159,600	84,928
Cheng Shin Rubber Industry Company Ltd.	20,000	37,730
China Development Financial Holding Corporation	259,000	64,772
Chunghwa Telecom Company Ltd.	40,000	125,974
Compal Electronics, Inc.	139,000	79,573

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Taiwan (11.8%) cont'd
CTBC Financial Holding Company Ltd.	119,800	$65,608
Delta Electronics, Inc.	20,000	98,979
E.Sun Financial Holdings Company Ltd.	120,000	68,324
Far Eastern New Century Corporation	60,000	45,053
Far EasTone Telecommunications Company Ltd.	40,000	89,981
Feng TAY Enterprise Company Ltd.	20,000	74,777
First Financial Holding Company Company Ltd.	199,445	106,440
Formosa Chemicals & Fibre Corporation	20,000	59,760
Formosa Petrochemical Corporation	20,000	69,503
Formosa Plastics Corporation	40,000	110,708
Foxconn Technology Company Ltd.	20,100	53,198
Fubon Financial Holding Company Ltd.	40,000	63,297
Giant Manufacturing Company Ltd.	20,000	113,562
Hon Hai Precision Industry Company Ltd.	40,000	104,502
Hua Nan Financial Holdings Company Ltd.	178,960	90,232
Inventec Corporation	80,000	54,857
Lite-On Technology Corporation	60,150	90,703
Mega Financial Holding Company Ltd.	100,000	71,364
Nan Ya Plastics Corporation	40,000	88,368
Nanya Technology Corporation	40,000	59,946
Pegatron Corporation	20,000	47,783
Pou Chen Corporation	40,000	49,893
Quanta Computer, Inc.	20,000	37,420
Standard Foods Corporation	100	238
Taishin Financial Holding Comapny Ltd.	179,000	65,537
Taiwan Cement Corporation	40,000	43,625
Taiwan Cooperative Financial Holding Company Ltd.	239,370	104,352
Taiwan Mobile Company Ltd.	20,000	64,538
Taiwan Semicon Manufacturing Company Ltd.	20,000	112,631
Uni-President Enterprises Corporation	40,000	66,276
United Microelectronics Corporation	199,000	70,390
Vanguard International Semiconductor Corporation	40,000	69,751
Yuanta Financial Holding Company Ltd.	159,000	59,201
		2,883,759
Thailand (5.6%):
Advanced Info Service PCL	8,000	32,840
Airports of Thailand PCL	6,000	66,684
Bangkok Bank PCL	12,000	53,448
Bangkok Dusit Medical Services PCL	123,500	79,665
Berli Jucker PCL	27,900	39,150
BTS Group Holdings PCL	298,800	71,341
Bumrungrad Hospital PCL	12,000	60,653
Central Pattana PCL	33,900	53,722
Charoen Pokphand Foods PCL	41,800	34,434
CP ALL PCL	29,900	52,184
Delta Electronics Thailand PCL	21,900	49,842
Energy Absolute PCL	73,700	61,227
Glow Energy PCL	25,900	57,137
Home Product Center PCL	189,300	53,919
Indorama Ventures PCL	39,800	37,232

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Thailand (5.6%) cont'd
Intouch Holdings PCL	25,900	$35,982
IRPC PCL	430,300	57,677
Kasikornbank PCL	10,000	49,566
Krung Thai Bank PCL	121,500	60,054
Minor International PCL	47,800	47,719
PTT Global Chemical PCL	21,900	38,528
Ratchaburi Electricity Generating Holding PCL	57,800	80,703
Siam Cement PCL	4,000	55,403
Siam Commercial Bank PCL	12,000	51,102
Thai Union Group PCL	91,600	53,716
Total Access Communication PCL	29,900	31,519
True Corporation PCL	91	18
		1,365,465
Turkey (3.2%):
Akbank TAS	16,779	37,203
Arcelik AS	5,899	35,459
BIM Birlesik Magazalar AS	3,109	43,194
Coca-Cola Icecek AS	2,949	27,676
Enka Insaat ve Sanayi AS	32,405	49,430
Eregli Demir ve Celik Fabrikalari TAS	25,746	37,521
Ford Otomotiv Sanayi AS	4,165	36,113
Haci Omer Sabanci Holding AS	15,264	39,600
KOC Holding AS	11,240	43,980
Petkim Petrokimya Holding AS	33,560	35,207
Tofas Turk Otomobil Fabrikasi AS	5,540	38,704
Tupras Turkiye Petrol Rafinerileri AS	2,471	49,569
Turkcell Iletisim Hizmetleri AS (a)	16,182	44,735
Turkiye Garanti Bankasi AS	17,537	37,889
Turkiye Halk Bankasi AS	13,512	35,783
Turkiye Is Bankasi	31,326	46,009
Turkiye Sise ve Cam Fabrikalari AS	42,030	45,642
Turkiye Vakiflar Bankasi TAO	28,239	34,829
Ulker Biskuvi Sanayi AS	6,377	29,219
Yapi ve Kredi Bankasi AS (a)	37,284	36,260
		784,022
United Arab Emirates (1.8%):
Abu Dhabi Commercial Bank	23,760	44,636
Aldar Properties PJSC	65,883	47,176
DAMAC Properties Dubai Company PJSC	72,626	50,027
DP World Ltd.	2,609	45,683
Dubai Islamic Bank PJSC	36,343	55,115
Emaar Malls PJSC	59,260	42,272
Emaar Properties PJSC	23,746	46,097
Emirates Telecommunications Group Company PJSC	15,232	77,966
National Bank of Abu Dhabi PJSC	15,917	43,293
		452,265
Total Common Stocks (Cost $25,443,539)		24,300,763

See notes to financial statements.

Victory Portfolios II VictoryShares Emerging Market Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Rights (0.0%) (d)
Russian Federation (0.0%): (d)
Rosseti PJSC — Rights (c)	40,687	$68
Qatar (0.0%): (d)
The Commercial Bank QSC — Rights (c)	799	1,536
Total Rights (Cost $1,761)		1,604
Total Investments — 99.5% (Cost $25,445,300)		24,302,367
Other assets in excess of liabilities — 0.5%		115,809
NET ASSETS — 100.0%		$24,418,176

(a)  Non-income producing security.

(b)  Restricted securities as defined in Rule 144(a) and Regulation S under the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidlelines. The value of these securities total $259,494 or 1.06% of net assets.

(c)  As of December 31, 2016, the Fund has fair valued these securities. The value of these securities total $37,867 or 0.16% of net assets.

(d)  Less than 0.05%.

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Aerospace & Defense (1.6%):
Lockheed Martin Corporation	4,958	$1,239,202
Air Freight & Logistics (1.7%):
United Parcel Service, Inc. — Class B	11,660	1,336,702
Automobiles (1.7%):
Ford Motor Company	48,096	583,404
General Motors Company	22,014	766,968
		1,350,372
Banks (5.6%):
BB&T Corporation	18,157	853,742
Cullen/Frost Bankers, Inc.	6,316	557,261
Huntington Bancshares, Inc.	52,853	698,717
PacWest Bancorp	11,690	636,404
People's United Financial, Inc.	43,326	838,791
Wells Fargo & Company	15,165	835,743
		4,420,658
Beverages (1.5%):
The Coca-Cola Company	27,939	1,158,351
Biotechnology (0.8%):
AbbVie, Inc.	9,548	597,896
Capital Markets (3.5%):
Ameriprise Financial, Inc.	5,296	587,538
CME Group, Inc.	8,053	928,914
Invesco Ltd.	14,745	447,363
T. Rowe Price Group, Inc.	10,667	802,798
		2,766,613
Chemicals (2.7%):
CF Industries Holdings, Inc.	12,506	393,689
Huntsman Corporation	18,784	358,399
LyondellBasell Industries NV — Class A	6,716	576,098
The Dow Chemical Company	14,038	803,254
		2,131,440
Communications Equipment (0.9%):
Cisco Systems, Inc.	22,758	687,747
Consumer Finance (0.6%):
Navient Corporation	27,504	451,891
Containers & Packaging (2.7%):
International Paper Company	12,422	659,111
Packaging Corporation of America	6,663	565,156
Sonoco Products Company	16,323	860,222
		2,084,489
Diversified Telecommunication Services (3.8%):
AT&T, Inc.	32,414	1,378,568
CenturyLink, Inc.	19,959	474,625

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Diversified Telecommunication Services (3.8%) cont'd
Verizon Communications, Inc.	20,448	$1,091,514
		2,944,707
Electric Utilities (13.9%):
Alliant Energy Corporation	25,999	985,102
American Electric Power Company, Inc.	15,559	979,595
Duke Energy Corporation	13,042	1,012,320
Eversource Energy	19,415	1,072,291
Exelon Corporation	24,616	873,622
OGE Energy Corporation	24,229	810,460
PG&E Corporation	17,186	1,044,393
Pinnacle West Capital Corporation	13,538	1,056,370
PPL Corporation	27,589	939,405
Southern Company	22,461	1,104,857
Xcel Energy, Inc.	25,812	1,050,548
		10,928,963
Electrical Equipment (1.9%):
Eaton Corporation PLC	10,351	694,449
Emerson Electric Company	13,807	769,740
		1,464,189
Food & Staples Retailing (1.0%):
Wal-Mart Stores, Inc.	11,843	818,588
Food Products (1.3%):
Archer-Daniels-Midland Company	13,092	597,650
Pilgrim's Pride Corporation	23,224	441,024
		1,038,674
Hotels, Restaurants & Leisure (4.1%):
Carnival Corporation	12,985	675,999
Darden Restaurants, Inc.	12,977	943,688
Las Vegas Sands Corporation	8,613	460,020
McDonald's Corporation	9,122	1,110,330
		3,190,037
Household Products (2.8%):
Kimberly-Clark Corporation	8,454	964,771
Procter & Gamble Company	14,704	1,236,312
		2,201,083
Insurance (10.5%):
American Financial Group, Inc.	13,654	1,203,190
Arthur J Gallagher & Company	19,066	990,669
Cincinnati Financial Corporation	13,446	1,018,535
Erie Indemnity Company — Class A	8,568	963,472
MetLife, Inc.	10,951	590,149
Old Republic International Corporation	54,613	1,037,647
Principal Financial Group, Inc.	10,820	626,045
Progressive Corporation	31,684	1,124,782
Prudential Financial, Inc.	6,696	696,786
		8,251,275

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
IT Services (3.7%):
International Business Machines Corporation	4,983	$827,128
Leidos Holdings, Inc.	8,735	446,708
Paychex, Inc.	14,767	899,015
The Western Union Company	33,829	734,766
		2,907,617
Machinery (1.9%):
Cummins, Inc.	5,338	729,544
Deere & Company	7,315	753,738
		1,483,282
Media (1.9%):
Cinemark Holdings, Inc.	17,278	662,784
TEGNA, Inc.	26,690	570,899
Viacom, Inc.	8,502	298,420
		1,532,103
Multiline Retail (2.5%):
Kohl's Corporation	8,500	419,730
Macy's, Inc.	11,535	413,068
Nordstrom, Inc.	8,527	408,699
Target Corporation	10,264	741,369
		1,982,866
Multi-Utilities (9.4%):
Ameren Corporation	20,764	1,089,279
Consolidated Edison, Inc.	13,436	989,964
Dominion Resources, Inc.	14,467	1,108,028
DTE Energy Company	11,232	1,106,464
Public Service Enterprise Group, Inc.	23,551	1,033,418
SCANA Corporation	14,663	1,074,505
WEC Energy Group, Inc.	16,875	989,719
		7,391,377
Oil, Gas & Consumable Fuels (4.1%):
Exxon Mobil Corporation	9,550	861,983
Marathon Petroleum Corporation	8,497	427,824
ONEOK, Inc.	6,701	384,705
Phillips 66	8,120	701,649
Plains GP Holdings LP	7,128	247,199
Valero Energy Corporation	8,563	585,024
		3,208,384
Pharmaceuticals (2.2%):
Merck & Company, Inc.	13,398	788,740
Pfizer, Inc.	28,380	921,783
		1,710,523
Semiconductors & Semiconductor Equipment (1.7%):
Intel Corporation	19,982	724,747
QUALCOMM, Inc.	9,459	616,727
		1,341,474

See notes to financial statements.

Victory Portfolios II VictoryShares US Large Cap High Div Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Software (1.6%):
CA, Inc.	24,582	$780,970
Symantec Corporation	19,452	464,708
		1,245,678
Specialty Retail (1.7%):
Best Buy Company, Inc.	11,406	486,694
L Brands, Inc.	7,364	484,846
The Gap, Inc.	16,403	368,083
		1,339,623
Technology Hardware, Storage & Peripherals (0.7%):
HP, Inc.	35,510	526,968
Textiles, Apparel & Luxury Goods (0.7%):
Coach, Inc.	14,757	516,790
Tobacco (4.2%):
Altria Group, Inc.	18,186	1,229,737
Philip Morris International, Inc.	11,306	1,034,386
Reynolds American, Inc.	18,659	1,045,651
		3,309,774
Transportation Infrastructure (0.7%):
Macquarie Infrastructure Company LLC	7,003	572,145
Total Common Stocks (Cost $73,689,141)		78,131,481
Short-Term Investments (0.2%)
Money Market Funds (0.2%):
Short-Term Investments Trust Government & Agency Portfolio — Institutional Class, 0.43% (a)	133,245	133,245
Total Short-Term Investments (Cost $133,245)		133,245
Total Investments — 99.8% (Cost $73,822,386)		78,264,726
Other assets in excess of liabilities — 0.2%		161,792
NET ASSETS — 100.0%		$78,426,518

(a)  Annualized seven-day yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

Schedule of Open Futures Contracts

Number of Contracts Purchased	Description	Notional Value	Unrealized Depreciation
1	S&P 500 E-Mini Future, March 2017	$111,810	$(1,019)
			$(1,019)

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Aerospace & Defense (1.3%):
National Presto Industries, Inc.	2,756	$293,238
Airlines (0.9%):
Allegiant Travel Company	1,270	211,328
Auto Components (2.1%):
Metaldyne Performance Group, Inc.	8,750	200,812
Superior Industries International, Inc.	6,733	177,415
Visteon Corporation	1,275	102,434
		480,661
Banks (7.6%):
Columbia Banking System, Inc.	6,703	299,490
FNB Corporation	17,588	281,936
Glacier Bancorp, Inc.	7,697	278,862
Old National Bancorp	16,892	306,590
Park National Corporation	2,340	280,005
Valley National Bancorp	24,724	287,787
		1,734,670
Building Products (0.7%):
Insteel Industries, Inc.	4,635	165,191
Capital Markets (7.2%):
Artisan Partners Asset Management, Inc. — Class A	6,219	185,015
BGC Partners, Inc. — Class A	30,458	311,585
Cohen & Steers, Inc.	5,186	174,250
LPL Financial Holdings, Inc.	2,892	101,827
Moelis & Company — Class A	7,220	244,758
NorthStar Asset Management Group, Inc.	11,282	168,328
Virtu Financial, Inc.	13,044	208,052
Waddell & Reed Financial, Inc. — Class A	6,877	134,170
WisdomTree Investments, Inc.	10,431	116,201
		1,644,186
Chemicals (0.5%):
Rayonier Advanced Materials, Inc.	7,285	112,626
Commercial Services & Supplies (6.2%):
Knoll, Inc.	8,401	234,640
McGrath RentCorp	6,978	273,468
Mobile Mini, Inc.	5,844	176,781
MSA Safety, Inc.	3,912	271,219
Steelcase, Inc. — Class A	14,919	267,050
West Corporation	7,757	192,063
		1,415,221
Construction & Engineering (0.8%):
KBR, Inc.	10,502	175,278
Diversified Consumer Services (1.4%):
Capella Education Company	3,608	316,782

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Diversified Telecommunication Services (1.8%):
Cogent Communications Holdings, Inc.	5,273	$218,039
Inteliquent, Inc.	8,595	196,997
		415,036
Electric Utilities (4.5%):
ALLETE, Inc.	5,483	351,954
MGE Energy, Inc.	5,397	352,424
Otter Tail Corporation	8,303	338,762
		1,043,140
Electronic Equipment, Instruments & Components (2.1%):
AVX Corporation	19,826	309,880
MTS Systems Corporation	2,947	167,095
		476,975
Energy Equipment & Services (1.1%):
Atwood Oceanics, Inc.	8,253	108,362
Oceaneering International, Inc.	5,245	147,961
		256,323
Food & Staples Retailing (1.3%):
Weis Markets, Inc.	4,566	305,191
Food Products (0.8%):
John B Sanfilippo & Son, Inc.	2,610	183,718
Health Care Equipment & Supplies (1.0%):
Meridian Bioscience, Inc.	12,428	219,976
Health Care Providers & Services (2.9%):
National HealthCare Corporation	5,155	390,697
Owens & Minor, Inc.	7,474	263,758
		654,455
Hotels, Restaurants & Leisure (6.1%):
Bob Evans Farms, Inc.	5,944	316,280
Brinker International, Inc.	3,936	194,950
DineEquity, Inc.	3,264	251,328
ILG, Inc	10,666	193,801
Wendy's Company	20,626	278,864
Wingstop, Inc.	5,233	154,845
		1,390,068
Household Durables (0.9%):
MDC Holdings, Inc.	8,310	213,232
Independent Power and Renewable Electricity Producers (0.7%):
8Point3 Energy Partners LP	11,758	152,619
Insurance (7.2%):
AMERISAFE, Inc.	4,400	274,340
FBL Financial Group, Inc. — Class A	3,720	290,718
Mercury General Corporation	5,196	312,851
ProAssurance Corporation	6,892	387,331

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Insurance (7.2%) cont'd
Safety Insurance Group, Inc.	5,129	$378,007
		1,643,247
Internet & Catalog Retail (1.5%):
HSN, Inc.	4,698	161,142
Nutrisystem, Inc.	5,008	173,527
		334,669
Internet Software & Services (1.0%):
NIC, Inc.	9,975	238,403
Leisure Products (0.6%):
Sturm Ruger & Company, Inc.	2,542	133,963
Machinery (6.6%):
Altra Industrial Motion Corporation	8,867	327,192
American Railcar Industries, Inc.	3,557	161,097
Douglas Dynamics, Inc	5,910	198,872
Federal Signal Corporation	10,784	168,338
Greenbrier Companies, Inc.	3,166	131,547
Hillenbrand, Inc.	8,425	323,099
Hyster-Yale Materials Handling, Inc.	3,248	207,125
		1,517,270
Media (3.2%):
AMC Entertainment Holdings, Inc.	5,879	197,828
Gannett Company, Inc.	14,724	142,970
New Media Investment Group, Inc.	10,640	170,134
Sinclair Broadcast Group, Inc. — Class A	6,487	216,341
		727,273
Metals & Mining (1.1%):
Compass Minerals International, Inc.	3,208	251,347
Multi-Utilities (4.3%):
Avista Corporation	8,191	327,558
NorthWestern Corporation	6,071	345,258
Unitil Corporation	6,854	310,760
		983,576
Oil, Gas & Consumable Fuels (0.7%):
Western Refining, Inc.	4,233	160,219
Paper & Forest Products (2.8%):
Domtar Corporation	4,899	191,208
KapStone Paper & Packaging Corporation — Class A	4,412	97,285
PH Glatfelter Company	6,139	146,661
Schweitzer-Mauduit International, Inc.	4,723	215,038
		650,192
Professional Services (2.7%):
CEB, Inc.	3,526	213,676
Kforce, Inc.	7,235	167,128
Resources Connection, Inc.	12,527	241,145
		621,949

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Real Estate Management & Development (0.8%):
HFF, Inc. — Class A	6,193	$187,338
Semiconductors & Semiconductor Equipment (2.1%):
Intersil Corporation	8,290	184,867
Tessera Holding Corporation	6,510	287,742
		472,609
Specialty Retail (3.0%):
DSW, Inc. — Class A	6,652	150,668
GameStop Corporation	6,157	155,526
GNC Holdings, Inc.	4,378	48,333
The Buckle, Inc.	6,703	152,829
The Cato Corporation — Class A	5,767	173,471
		680,827
Textiles, Apparel & Luxury Goods (0.9%):
Movado Group, Inc.	7,060	202,975
Thrifts & Mortgage Finance (2.1%):
Capitol Federal Financial, Inc.	29,704	488,928
Tobacco (1.6%):
Vector Group Ltd.	16,389	372,686
Trading Companies & Distributors (1.7%):
GATX Corporation	3,793	233,573
H&E Equipment Services, Inc.	6,349	147,614
		381,187
Water Utilities (3.6%):
American States Water Company	5,462	248,848
Connecticut Water Service, Inc.	5,634	314,659
Middlesex Water Company	6,203	266,357
		829,864
Total Common Stocks (Cost $19,692,565)		22,738,436
Short-Term Investments (0.3%)
Money Market Funds (0.3%):
Short-Term Investments Trust Government & Agency Portfolio — Institutional Class, 0.43% (a)	61,539	61,539
Total Short-Term Investments (Cost $61,539)		61,539
Total Investments — 99.7% (Cost $19,754,104)		22,799,975
Other assets in excess of liabilities — 0.3%		68,568
NET ASSETS — 100.0%		$22,868,543

(a)  Annualized seven-day yield as of December 31, 2016.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

See notes to financial statements.

Victory Portfolios II VictoryShares US Small Cap High Div Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Schedule of Open Futures Contracts

Number of Contracts Purchased	Description	Notional Value	Unrealized Depreciation
1	Russell 2000 Mini Future, March 2017	$67,845	$(44)
			$(44)

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Investments December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Australia (13.4%):
AMP Ltd.	66,991	$243,655
Australia & New Zealand Banking Group Ltd.	12,134	266,373
Caltex Australia Ltd.	10,509	231,004
CIMIC Group Ltd.	6,589	166,138
Commonwealth Bank of Australia	5,501	327,152
Crown Resorts Ltd.	22,807	190,592
Insurance Australia Group Ltd.	69,555	300,665
Macquarie Group Ltd.	3,593	225,893
QBE Insurance Group Ltd.	29,411	263,608
Suncorp Group Ltd.	31,722	309,503
Telstra Corporation Ltd.	95,761	352,441
Westpac Banking Corporation	11,508	270,735
		3,147,759
Belgium (1.2%):
Proximus SADP	9,739	280,489
Canada (11.8%):
BCE, Inc.	12,000	518,646
Emera, Inc. (a)	13,400	453,004
IGM Financial, Inc. (a)	10,500	298,738
Inter Pipeline Ltd. (a)	10,500	231,795
Pembina Pipeline Corporation (a)	9,000	281,265
Potash Corporation of Saskatchewan, Inc. (a)	9,000	162,820
Shaw Communications, Inc. — Class B (a)	17,900	359,160
TELUS Corporation	14,900	474,416
		2,779,844
Finland (2.9%):
Sampo Oyj — Class A	5,467	245,100
Stora Enso Oyj — Class R	19,523	209,825
UPM-Kymmene Oyj	8,753	215,052
		669,977
France (7.3%):
AXA SA	7,364	185,926
Credit Agricole SA	15,400	190,964
Natixis SA	30,262	170,745
Orange SA	15,475	235,143
Sanofi	3,510	284,131
Societe BIC SA	1,778	241,720
Societe Generale SA	3,495	171,976
Suez	16,177	238,658
		1,719,263
Germany (4.0%):
BASF SE	3,137	291,615
Bayerische Motoren Werk AG	2,255	210,669
Daimler AG	2,943	219,088

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Germany (4.0%) cont'd
ProSiebenSat.1 Media SE	5,796	$223,364
		944,736
Hong Kong (5.8%):
China Resources Beer Holdings Company Ltd. (a)	60,000	119,157
China Resources Power Holdings Company Ltd.	120,000	190,651
Chow Tai Fook Jewellery Group Ltd.	233,000	178,179
Hang Seng Bank Ltd.	17,900	333,093
MTR Corporation Ltd.	60,000	291,701
NWS Holdings Ltd.	149,000	242,873
		1,355,654
Italy (5.1%):
Assicurazioni Generali SpA	11,427	169,845
Enel SpA	52,743	232,518
Intesa Sanpaolo SpA	46,260	118,136
Prada SpA	49,300	167,205
Snam SpA	59,911	246,839
Terna Rete Elettrica Nazionale SpA	55,401	253,800
		1,188,343
Japan (3.2%):
Bridgestone Corporation	4,500	162,250
Canon, Inc.	9,000	253,733
Nissan Motor Company Ltd.	19,400	195,121
Oracle Corporation Japan	3,000	151,187
		762,291
Netherlands (4.6%):
ING Groep NV	12,293	173,011
Koninklijke Ahold Delhaize NV	12,413	261,724
Koninklijke KPN NV	72,355	214,328
NN Group NV	6,647	225,268
Randstad Holding NV	3,585	194,462
		1,068,793
Norway (3.4%):
Gjensidige Forsikring ASA	16,375	259,790
Marine Harvest ASA	15,957	287,713
Yara International ASA	6,299	248,011
		795,514
Portugal (1.9%):
EDP-Energias de Portugal SA	65,394	199,215
Jeronimo Martins SGPS SA	15,131	234,774
		433,989
Singapore (4.3%):
Keppel Corporation Ltd.	46,300	185,117
Singapore Airlines Ltd.	49,300	329,200
Singapore Technologies Engineering Ltd.	106,000	236,426
Singapore Telecommunications Ltd.	101,500	255,826
		1,006,569

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Spain (6.3%):
Abertis Infraestructuras SA	17,013	$238,098
ACS Actividades de Construccion y Servicios SA	6,393	202,023
Enagas SA	11,427	290,192
Ferrovial SA	11,427	204,427
Gas Natural SDG SA	11,367	214,302
Red Electrica Corp SA	17,461	329,468
		1,478,510
Sweden (4.6%):
Nordea Bank AB	21,051	234,064
Skanska AB — Class B	9,711	229,275
Swedbank AB — Class A	9,487	229,402
Swedish Match AB	7,455	237,137
Telefonaktiebolaget LM Ericsson — Class B	25,862	151,869
		1,081,747
Switzerland (4.2%):
Garmin Ltd.	4,138	200,652
Swiss Re AG	3,210	304,198
Swisscom AG	672	300,991
UBS Group AG	11,720	183,574
		989,415
United Kingdom (15.4%):
Admiral Group PLC	8,657	194,922
BAE Systems PLC	43,015	313,566
Barratt Developments PLC	17,716	100,957
Coca-Cola European Partners PLC	4,228	132,759
Direct Line Insurance Group PLC	44,179	201,126
InterContinental Hotels Group PLC	4,388	196,736
International Consolidated Airlines Group SA	24,283	131,946
ITV PLC	55,910	142,218
Johnson Matthey PLC	5,478	214,821
Legal & General Group PLC	48,776	148,837
Marks & Spencer Group PLC	37,985	163,846
National Grid PLC	25,418	298,092
Next PLC	2,343	143,886
Persimmon PLC	4,791	104,863
Royal Mail PLC	37,925	215,981
Sky PLC	22,313	272,512
SSE PLC	12,910	247,088
Taylor Wimpey PLC	51,239	96,931
United Utilities Group PLC	27,045	300,307
		3,621,394
Total Common Stocks (Cost $24,096,581)		23,324,287

See notes to financial statements.

Victory Portfolios II VictoryShares International High Div Volatility Wtd ETF	Schedule of Investments — continued December 31, 2016

  (Unaudited)

Security Description	Shares	Value
Short-Term Investments (0.4%)
Money Market Funds (0.4%):
Short-Term Investments Trust Government & Agency Portfolio — Institutional Class, 0.43% (b)	89,845	$89,845
Total Short-Term Investments (Cost $89,845)		89,845
Total Investments — 99.8% (Cost $24,186,426)		23,414,132
Other assets in excess of liabilities — 0.2%		53,698
NET ASSETS — 100.0%		$23,467,830

(a)  Non-income producing security.

(b)  Annualized seven-day yield as of December 31, 2016.

Schedule of Open Futures Contracts

Number of Contracts Purchased	Description	Notional Value	Unrealized Depreciation
1	mini MSCI EAFE, March 2017	$83,780	$(1,209)
			$(1,209)

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2016

  (Unaudited)

	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF
ASSETS:
Investments in securities, at value*	$108,824,859	$36,517,543	$239,696,619
Cash	1,650	144	3,252
Interest and dividends receivable	112,486	50,129	253,993
Variation margin	820	—	—
Deposit at broker for futures	29,952	4,705	65,089
Receivable for capital shares sold	4,068,435	—	6,090,885
Due from Adviser, net	—	297	—
Prepaid expenses	856	305	1,124
Total Assets	113,039,058	36,573,123	246,110,962
LIABILITIES:
Payable for investment securities purchased	4,065,522	—	6,084,826
Payable for distributions to shareholders	—	6,596	—
Variation margin	—	285	722
Due to Adviser, net	12,260	—	41,950
Other liabilities and accrued expenses	33,545	34,712	67,903
Total Liabilities	4,111,327	41,593	6,195,401
Net Assets	$108,927,731	$36,531,530	$239,915,561
NET ASSETS CONSIST OF:
Paid-in capital	$103,445,883	$35,642,525	$228,509,731
Undistributed net investment income	4,693	1,000	46,567
Accumulated net realized loss on Investments	(44,970)	(4,439,720)	(4,768,237)
Net unrealized appreciation (depreciation) on:
Investments in securities	5,521,892	5,327,769	16,129,182
Investments in futures	233	(44)	(1,682)
Net Assets	$108,927,731	$36,531,530	$239,915,561
*Identified Cost:	$103,302,967	$31,189,774	$223,567,436
Net Asset Value (unlimited shares authorized):
Net Assets	$108,927,731	$36,531,530	$239,915,561
Shares Outstanding^	2,700,000	900,000	5,950,000
Net Asset Value, Offering and Redemption Price per Share	$40.34	$40.59	$40.32

^  No Par Value

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2016

  (Unaudited)

	VictoryShares Developed Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF
ASSETS:
Investments in securities, at value*	$35,417,980	$306,964,820	$18,700,334
Cash	7,143	2,277	14
Foreign currency, at value (cost $17, $0, and $0 respectively)	22	—	—
Interest and dividends receivable	59,391	652,434	25,767
Deposit at broker for futures	100	115,989	2,131
Receivable for capital shares sold	—	2,063,875	—
Due from Adviser, net	7,660	—	3,922
Prepaid expenses	294	2,489	32
Total Assets	35,492,590	309,801,884	18,732,200
LIABILITIES:
Payable for investment securities purchased	—	2,058,846	—
Payable for distributions to shareholders	—	115,051	3,657
Variation margin	—	998	—
Due to Adviser, net	—	64,780	—
Other liabilities and accrued expenses	70,259	44,187	25,889
Total Liabilities	70,259	2,283,862	29,546
Net Assets	$35,422,331	$307,518,022	$18,702,654
NET ASSETS CONSIST OF:
Paid-in capital	$42,357,734	$290,923,944	$16,240,791
Undistributed net investment income	14,105	41,820	1,586
Accumulated net realized gain (loss) on investments	(7,245,166)	(1,067,480)	236,900
Net unrealized appreciation (depreciation) on:
Investments in securities	298,457	17,622,358	2,223,377
Investments in futures	—	(2,620)	—
Foreign currencies	(2,799)	—	—
Net Assets	$35,422,331	$307,518,022	$18,702,654
*Identified Cost:	$35,119,523	$289,342,462	$16,476,957
Net Asset Value (unlimited shares authorized):
Net Assets	$35,422,331	$307,518,022	$18,702,654
Shares Outstanding^	1,250,000	7,450,000	450,000
Net Asset Value, Offering and Redemption Price per Share	$28.34	$41.28	$41.56

^  No Par Value

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2016

  (Unaudited)

	VictoryShares International Volatility Wtd ETF	VictoryShares Emerging Market Volatility Wtd ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF
ASSETS:
Investments in securities, at value*	$11,401,085	$24,302,367	$78,264,726
Cash	3,501	—	826
Foreign currency, at value (cost $16, $1,947, and $0, respectively)	23	1,975	—
Receivable for investment securities sold	—	157,744	—
Interest and dividends receivable	23,223	47,864	170,465
Variation margin	—	—	—
Deposit at broker for futures	18,224	2,500	34,451
Due from Adviser, net	12,369	22,686	—
Prepaid expenses and other assets	48	5,456	1,237
Total Assets	11,458,473	24,540,592	78,471,705
LIABILITIES:
Payable for fund shares redeemed	—	2,471	—
Payable for distributions to shareholders	—	8,948	—
Variation margin	—	—	445
Due to custodian	—	15,034	—
Due to Adviser, net	—	—	11,776
Other liabilities and accrued expenses	37,134	95,963	32,966
Total Liabilities	37,134	122,416	45,187
Net Assets	$11,421,339	$24,418,176	$78,426,518
NET ASSETS CONSIST OF:
Paid-in capital	$11,999,661	$25,603,258	$72,698,992
Undistributed net investment income (loss)	(2,442)	(15,302)	42,012
Accumulated net realized gain (loss) on investments	(173,889)	(26,962)	1,244,193
Net unrealized appreciation (depreciation) on:
Investments in securities	(401,194)	(1,142,933)	4,442,340
Investments in futures	—	—	(1,019)
Foreign currencies	(797)	115	—
Net Assets	$11,421,339	$24,418,176	$78,426,518
*Identified Cost:	$11,802,279	$25,445,300	$73,822,386
Net Asset Value (unlimited shares authorized):
Net Assets	$11,421,339	$24,418,176	$78,426,518
Shares Outstanding^	350,000	1,000,000	1,950,000
Net Asset Value, Offering and Redemption Price per Share	$32.63	$24.42	$40.22

^  No Par Value

See notes to financial statements.

Victory Portfolios II	Statements of Assets and Liabilities December 31, 2016

  (Unaudited)

	VictoryShares US Small Cap High Div Volatility Wtd ETF	VictoryShares International High Div Volatility Wtd ETF
ASSETS:
Investments in securities, at value*	$22,799,975	$23,414,132
Cash	—	1,828
Foreign currency, at value (cost $0 and $997, respectively)	—	999
Interest and dividends receivable	73,590	66,004
Variation margin	—	265
Deposit at broker for futures	11,618	5,180
Due from Adviser, net	—	1,325
Prepaid expenses and other assets	101	180
Total Assets	22,885,284	23,489,913
LIABILITIES:
Variation margin	285	—
Due to Adviser, net	92	—
Other liabilities and accrued expenses	16,364	22,083
Total Liabilities	16,741	22,083
Net Assets	$22,868,543	$23,467,830
NET ASSETS CONSIST OF:	`
Paid-in capital	$19,343,982	$24,464,548
Undistributed net investment income	24,135	7,100
Accumulated net realized gain (loss) on investments	454,599	(228,303)
Net unrealized appreciation (depreciation) on:
Investments in securities	3,045,871	(772,294)
Investments in futures	(44)	(1,209)
Foreign currencies	—	(2,012)
Net Assets	$22,868,543	$23,467,830
*Identified Cost:	$19,754,104	$24,186,426
Net Asset Value (unlimited shares authorized):
Net Assets	$22,868,543	$23,467,830
Shares Outstanding^	550,000	750,000
Net Asset Value, Offering and Redemption Price per Share	$41.58	$31.29

^  No Par Value
See notes to financial statements.

Victory Portfolios II	Statements of Operations Period Ended December 31, 2016

  (Unaudited)

	VictoryShares US 500 Volatility Wtd ETF	VictoryShares US Discovery Enhanced Volatility Wtd ETF	VictoryShares US 500 Enhanced Volatility Wtd ETF
Investment Income:
Dividend income	$659,333	$254,339	$1,614,751
Interest income	230	83	488
Total Investment Income	659,563	254,422	1,615,239
Expenses:
Advisory fees	106,786	46,888	266,648
Administration, fund accounting and transfer agent fees	37,500	30,192	74,345
Custody expense	22,844	11,948	21,578
Professional fees	9,597	9,002	24,134
Shareholder reporting expenses	5,625	6,720	15,158
Service fees	2,114	2,024	2,114
Trustees' fees and expenses	2,033	1,736	7,159
Registration fees	800	185	980
Insurance expenses	744	1,016	3,962
Compliance expense	558	460	1,107
Miscellaneous expenses	556	552	2,123
Total Expenses	189,157	110,723	419,308
Less: Fees waived and reimbursed by Adviser	(64,572)	(56,020)	(108,219)
Net Expenses	124,585	54,703	311,089
Net Investment Income	534,978	199,719	1,304,150
Realized & Unrealized Gain (Loss) on Investments:
Net realized gain on:
Investment in securities	687,174	1,222,881	1,146,494
Investments in futures	9,918	15,294	19,552
Net realized gain on investments in securities and futures	697,092	1,238,175	1,166,046
Net change in unrealized appreciation (depreciation) of:
Investments in securities	4,863,956	4,758,964	13,409,004
Investments in futures	233	(44)	(1,888)
Net change in unrealized appreciation of investments in securities and futures	4,864,189	4,758,920	13,407,116
Net realized and unrealized gain on investments	5,561,281	5,997,095	14,573,162
Net increase in net assets resulting from operations	$6,096,259	$6,196,814	$15,877,312

See notes to financial statements.

Victory Portfolios II	Statements of Operations Period Ended December 31, 2016

  (Unaudited)

	VictoryShares Developed Enhanced Volatility Wtd ETF	VictoryShares US EQ Income Enhanced Volatility Wtd ETF	VictoryShares US Small Cap Volatility Wtd ETF
Investment Income:
Dividend income (net of $18,340, $0 and $0, respectively, in foreign withholding taxes)	$264,648	$3,858,070	$121,583
Interest income	15,468	696	41
Total Investment Income	280,116	3,858,766	121,624
Expenses:
Advisory fees	70,629	332,781	21,842
Custody expense	59,779	5,377	10,207
Administration, fund accounting and transfer agent fees	52,302	68,812	23,271
Profesional fees	12,951	24,038	6,468
Shareholder reporting expenses	6,625	14,191	3,917
Trustees' fees and expenses	2,102	5,760	735
Service fees	2,024	2,114	2,024
Insurance expense	1,107	3,862	368
Miscellaneous expenses	644	1,761	274
Compliance expense	552	1,025	282
Registration fees	273	2,160	109
Total Expenses	208,988	461,881	69,497
Less: Fees waived and reimbursed by Adviser	(129,531)	(73,636)	(44,015)
Net Expenses	79,457	388,245	25,482
Net Investment Income	200,659	3,470,521	96,142
Realized & Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investment in securities	(1,928,865)	3,958,363	527,705
Investments in futures	(11,188)	59,882	574
Foreign currencies	10,541	—	—
Net realized gain (loss) on investment securities and futures	(1,929,512)	4,018,245	528,279
Net change in unrealized appreciation (depreciation) of:
Investments in securities	1,176,712	11,979,247	2,205,422
Investments in futures	2,139	(3,894)	—
Foreign currencies	(2,799)	—	—
Net change in unrealized appreciation of investments in securities, futures, and foreign currencies	1,176,052	11,975,353	2,205,422
Net realized and unrealized gain (loss) on investments	(753,460)	15,993,598	2,733,701
Net increase (decrease) in net assets resulting from operations	$(552,801)	$19,464,119	$2,829,843

See notes to financial statements.

Victory Portfolios II	Statements of Operations Period Ended December 31, 2016

  (Unaudited)

	VictoryShares International Volatility Wtd ETF	VictoryShares Emerging Market Volatility Wtd ETF	VictoryShares US Large Cap High Div Volatility Wtd ETF
Investment Income:
Dividend income (net of $8,851, $27,537 and $0, respectively, in foreign withholding taxes)	$119,865	$182,882	$1,084,706
Interest income	130	170	208
Total Investment Income	119,995	183,052	1,084,914
Expenses:
Administration, fund accounting and transfer agent fees	43,459	41,452	26,807
Custody expense	33,166	141,663	9,048
Advisory fees	26,411	39,087	94,870
Professional fees	7,554	7,206	8,428
Shareholder reporting expenses	3,076	3,076	6,145
Service fees	2,024	1,931	2,024
Trustees' fees and expenses	643	557	2,121
Compliance expense	461	461	645
Insurance expenses	368	182	829
Miscellaneous expenses	277	829	648
Registration fees	182	312	830
Total Expenses	117,621	236,756	152,395
Less: fees waived and reimbursed by Adviser	(87,909)	(193,327)	(41,713)
Net Expenses	29,712	43,429	110,682
Net Investment Income	90,283	139,623	974,232
Realized & Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments in securities	85,217	102,777	1,347,345
Investments in futures	4,105	9,129	19,603
Foreign currencies	(7,551)	(15,072)	—
Net realized gain on investments in securities, futures, and foreign currencies	81,771	96,834	1,366,948
Net change in unrealized appreciation (depreciation) of:
Investments in securities	193,539	(1,225,654)	2,821,413
Investments in futures	(2,561)	(2,251)	(1,019)
Foreign currencies	(797)	(24)	—
Net change in unrealized appreciation (depreciation) of investments in securities, foreign currencies and futures	190,181	(1,227,929)	2,820,394
Net realized and unrealized gain (loss) on investments	271,952	(1,131,095)	4,187,342
Net increase (decrease) in net assets resulting from operations	$362,235	$(991,472)	$5,161,574

See notes to financial statements.

Victory Portfolios II	Statements of Operations Period Ended December 31, 2016

  (Unaudited)

	VictoryShares US Small Cap High Div Volatility Wtd ETF	VictoryShares International High Div Volatility Wtd ETF
Investment Income:
Dividend income (net of $0 and $16,376, respectively, in foreign withholding taxes)	$404,467	$303,449
Interest income	60	132
Total Investment Income	404,527	303,581
Expenses:
Advisory fees	29,938	38,978
Administration, fund accounting and transfer agent fees	14,365	20,940
Professional fees	6,480	7,475
Shareholder reporting expenses	4,300	3,271
Custody expense	3,310	12,541
Service fees	2,024	2,024
Trustees' fees and expenses	828	836
Compliance expense	461	461
Insurance expenses	371	436
Miscellaneous expenses	277	392
Registration fees	194	279
Total Expenses	62,548	87,633
Less: Fees waived and reimbursed by Adviser	(27,621)	(43,783)
Net Expenses	34,927	43,850
Net Investment Income	369,600	259,731
Realized & Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on:
Investments in securities	709,162	74,650
Investments in futures	(2,465)	(241)
Foreign currencies	—	(6,567)
Net realized gain on investments in securities, futures, and foreign currencies	706,697	67,842
Net change in unrealized appreciation (depreciation) of:
Investments in securities	2,635,302	563,659
Investments in futures	(44)	930
Foreign currencies	—	1,280
Net change in unrealized appreciation of investments in securities, futures, and foreign currencies	2,635,258	565,869
Net realized and unrealized gain on investments	3,341,955	633,711
Net increase in net assets resulting from operations	$3,711,555	$893,442

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US 500 Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Year Ended June 30, 2016
	(Unaudited)
Operations:
Net investment income	$534,978	$406,406
Net realized gain on investments	697,092	682,219
Change in unrealized appreciation of investments	4,864,189	382,877
Net increase in net assets resulting from operations	$6,096,259	$1,471,502
Distributions to Shareholders:
From net investment income	(559,012)	(382,228)
From net realized gains	—	(15,411)
Total Distributions to Shareholders	(559,012)	(397,639)
Capital Share Transactions:
Proceeds from shares sold	70,114,700	50,209,415
Cost of shares redeemed	(11,413,290)	(15,788,475)
Net increase in net assets resulting from capital share transactions (a)	58,701,410	34,420,940
Net increase in net assets	$64,238,657	$35,494,803
Net Assets:
Beginning of period	$44,689,074	$9,194,271
End of period	$108,927,731	$44,689,074
Undistributed net investment income	$4,693	$28,727

(a) Summary of capital share transactions is as follows:

	Six-Months Ended December 31, 2016	Year Ended June 30, 2016
	Shares	Shares
Shares sold	1,800,000	1,400,000
Shares redeemed	(300,000)	(450,000)
Net increase	1,500,000	950,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Discovery Enhanced Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Year Ended June 30, 2016
	(Unaudited)
Operations:
Net investment income	$199,719	$275,553
Net realized gain (loss) on investments	1,238,175	(4,070,245)
Change in unrealized appreciation of investments	4,758,920	249,711.00
Net increase (decrease) in net assets resulting from operations	$6,196,814	$(3,544,981)
Distributions to Shareholders:
From net investment income	(223,265)	(263,363)
Total Distributions to Shareholders	(223,265)	(263,363)
Capital Share Transactions:
Proceeds from shares sold	10,748,920	19,251,590
Cost of shares redeemed	(7,028,860)	(12,142,840)
Net increase in net assets resulting from capital share transactions (a)	3,720,060	7,108,750
Net increase in net assets	$9,693,609	$3,300,406
Net Assets:
Beginning of period	$26,837,921	$23,537,515
End of period	$36,531,530	$26,837,921
Undistributed net investment income	$1,000	$24,546

(a) Summary of capital share transactions is as follows:

	Six-Months Ended December 31, 2016	Year Ended June 30, 2016
	Shares	Shares
Shares sold	300,000	550,000
Shares redeemed	(200,000)	(350,000)
Net increase	100,000	200,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US 500 Enhanced Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Year Ended June 30, 2016
	(Unaudited)
Operations:
Net investment income	$1,304,150	$1,816,820
Net realized gain on investments	1,166,046	637,983
Change in unrealized appreciation of investments	13,407,116	2,144,576
Net increase in net assets resulting from operations	$15,877,312	$4,599,379
Distributions to Shareholders:
From net investment income	(1,341,276)	(1,777,461)
Total Distributions to Shareholders	(1,341,276)	(1,777,461)
Capital Share Transactions:
Proceeds from shares sold	108,621,700	95,529,045
Cost of shares redeemed	(24,712,220)	(43,277,750)
Net increase in net assets resulting from capital share transactions (a)	83,909,480	52,251,295
Net increase in net assets	$98,445,516	$55,073,213
Net Assets:
Beginning of period	$141,470,045	$86,396,832
End of period	$239,915,561	$141,470,045
Undistributed net investment income	$46,567	$83,693

(a) Summary of capital share transactions is as follows:

	Six-Months Ended December 31, 2016	Year Ended June 30, 2016
	Shares	Shares
Shares sold	2,800,000	2,650,000
Shares redeemed	(650,000)	(1,200,000)
Net increase	2,150,000	1,450,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares Developed Enhanced Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Year Ended June 30, 2016
	(Unaudited)
Operations:
Net investment income	$200,659	$674,452
Net realized loss on investments	(1,929,512)	(5,322,119)
Change in unrealized appreciation (depreciation) of investments	1,176,052	(613,400)
Net decrease in net assets resulting from operations	$(552,801)	$(5,261,067)
Distributions to Shareholders:
From net investment income	(236,672)	(638,370)
Total Distributions to Shareholders	(236,672)	(638,370)
Capital Share Transactions:
Proceeds from shares sold	1,414,970	16,063,220
Transaction fees	—	54
Net increase in net assets resulting from capital share transactions (a)	1,414,970	16,063,274
Net increase in net assets	$625,496	$10,163,837
Net Assets:
Beginning of period	$34,796,834	$24,632,997
End of period	$35,422,331	$34,796,834
Undistributed net investment income	$14,105	$50,118

(a) Summary of capital share transactions is as follows:

	Six-Months Ended December 31, 2016	Year Ended June 30, 2016
	Shares	Shares
Shares sold	50,000	500,000
Shares redeemed	—	—
Net increase	50,000	500,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Year Ended June 30, 2016
	(Unaudited)
Operations:
Net investment income	$3,470,521	$3,654,963
Net realized gain on investments	4,018,245	1,725,975
Change in unrealized appreciation of investments	11,975,353	8,597,545
Net increase in net assets resulting from operations	$19,464,119	$13,978,483
Distributions to Shareholders:
From net investment income	(3,591,532)	(3,588,993)
Total Distributions to Shareholders	(3,591,532)	(3,588,993)
Capital Share Transactions:
Proceeds from shares sold	182,428,100	106,357,140
Cost of shares redeemed	(47,060,400)	(47,146,670)
Net increase in net assets resulting from capital share transactions (a)	135,367,700	59,210,470
Net increase in net assets	$151,240,287	$69,599,960
Net Assets:
Beginning of period	$156,277,735	$86,677,775
End of period	$307,518,022	$156,277,735
Undistributed net investment income	$41,820	$162,831

(a) Summary of capital share transactions is as follows:

	Six-Months Ended December 31, 2016	Year Ended June 30, 2016
	Shares	Shares
Shares sold	4,600,000	2,900,000
Shares redeemed	(1,200,000)	(1,300,000)
Net increase	3,400,000	1,600,000

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Small Cap Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Period Ended June 30, 2016[1]
	(Unaudited)
Operations:
Net investment income	$96,142	$94,924
Net realized gain on investments	528,279	107,882
Change in unrealized appreciation of investments	2,205,422	17,955
Net increase in net assets resulting from operations	$2,829,843	$220,761
Distributions to Shareholders:
From net investment income	(104,298)	(86,852)
Total Distributions to Shareholders	(104,298)	(86,852)
Capital Share Transactions:
Proceeds from shares sold	11,076,600	18,310,060
Cost of shares redeemed	(5,403,010)	(8,140,450)
Net increase in net assets resulting from capital share transactions (a)	5,673,590	10,169,610
Net increase in net assets	$8,399,135	$10,303,519
Net Assets:
Beginning of period	$10,303,519	$—
End of period	$18,702,654	$10,303,519
Undistributed net investment income	$1,586	$9,741

(a) Summary of capital share transactions is as follows:

	Six-Months Ended December 31, 2016	Year Ended June 30, 2016[1]
	Shares	Shares
Shares sold	300,000	550,000
Shares redeemed	(150,000)	(250,000)
Net increase	150,000	300,000

1  Fund commenced operations on July 7, 2015.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares International Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Period Ended June 30, 2016[1]
	(Unaudited)
Operations:
Net investment income	$90,283	$226,906
Net realized gain (loss) on investments	81,771	(428,119)
Change in unrealized appreciation (depreciation) of investments	190,181	(592,172)
Net increase (decrease) in net assets resulting from operations	$362,235	$(793,385)
Distributions to Shareholders:
From net investment income	(124,583)	(205,538)
Total Distributions to Shareholders	(124,583)	(205,538)
Capital Share Transactions:
Proceeds from shares sold	1,616,150	18,476,970
Cost of shares redeemed	(3,276,350)	(4,634,160)
Net increase (decrease) in net assets resulting from capital share transactions (a)	(1,660,200)	13,842,810
Net increase (decrease) in net assets	$(1,422,548)	$12,843,887
Net Assets:
Beginning of period	$12,843,887	$—
End of period	$11,421,339	$12,843,887
Undistributed net investment income (loss)	$(2,442)	$31,858

(a) Summary of capital share transactions is as follows:

	Six-Months Ended December 31, 2016	Year Ended June 30, 2016[1]
	Shares	Shares
Shares sold	50,000	550,000
Shares redeemed	(100,000)	(150,000)
Net increase (decrease)	(50,000)	400,000

1  Fund commenced operations on August 19, 2015.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares Emerging Market Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Period Ended June 30, 2016[1]
	(Unaudited)
Operations:
Net investment income	$139,623	$87,191
Net realized gain (loss) on investments	96,834	(3,260)
Change in unrealized appreciation (depreciation) of investments	(1,227,929)	85,111
Net increase (decrease) in net assets resulting from operations	$(991,472)	$169,042
Distributions to Shareholders:
From net investment income	(195,682)	(51,870)
From net realized gain	(115,100)	—
Total Distributions to Shareholders	(310,782)	(51,870)
Capital Share Transactions:
Proceeds from shares sold	13,078,000	12,512,580
Transaction fees	871	11,807
Net increase in net assets resulting from capital share transaction (a)	13,078,871	12,524,387
Net increase in net assets	$11,776,617	$12,641,559
Net Assets:
Beginning of period	$12,641,559	$—
End of period	$24,418,176	$12,641,559
Undistributed net investment income (loss)	$(15,302)	$40,757

(a) Summary of capital share transactions is as follows:

	Six-Months Ended December 31, 2016	Period Ended June 30, 2016[1]
	Shares	Shares
Shares sold	500,000	500,000
Net increase	500,000	500,000

1  Fund commenced operations on March 22, 2016.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Large Cap High Div Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Period Ended June 30, 2016[1]
	(Unaudited)
Operations:
Net investment income	$974,232	$756,513
Net realized gain on investments	1,366,948	964,702
Change in unrealized appreciation of investments	2,820,394	1,620,927
Net increase in net assets resulting from operations	$5,161,574	$3,342,142
Distributions to Shareholders:
From net investment income	(982,577)	(706,156)
Total Distributions to Shareholders	(982,577)	(706,156)
Capital Share Transactions:
Proceeds from shares sold	50,104,105	54,608,905
Cost of shares redeemed	(17,189,775)	(15,911,700)
Net increase in net assets resulting from capital share transactions (a)	32,914,330	38,697,205
Net increase in net assets	$37,093,327	$41,333,191
Net Assets:
Beginning of period	$41,333,191	$—
End of period	$78,426,518	$41,333,191
Undistributed net investment income	$42,012	$50,357

(a) Summary of capital share transactions is as follows:

	Six-Months Ended December 31, 2016	Year Ended June 30, 2016[1]
	Shares	Shares
Shares sold	1,300,000	1,550,000
Shares redeemed	(450,000)	(450,000)
Net increase	850,000	1,100,000

1  Fund commenced operations on July 7, 2015.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares US Small Cap High Div Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Period Ended June 30, 2016[1]
	(Unaudited)
Operations:
Net investment income	$369,600	$323,863
Net realized gain on investments	706,697	290,732
Change in unrealized appreciation of investments	2,635,258	410,569
Net increse in net assets resulting from operations	$3,711,555	$1,025,164
Distributions to Shareholders:
From net investment income	(390,692)	(292,084)
Total Distributions to Shareholders	(390,692)	(292,084)
Capital Share Transactions:
Proceeds from shares sold	10,814,040	23,404,945
Cost of shares redeemed	(5,426,145)	(9,978,240)
Net increase in net assets resulting from capital share transactions (a)	5,387,895	13,426,705
Net increase in net assets	$8,708,758	$14,159,785
Net Assets:
Beginning of period	$14,159,785	$—
End of period	$22,868,543	$14,159,785
Undistributed net investment income	$24,135	$45,227

(a) Summary of capital share transactions is as follows:

	Six-Months Ended December 31, 2016	Year Ended June 30, 2016[1]
	Shares	Shares
Shares sold	300,000	700,000
Shares redeemed	(150,000)	(300,000)
Net increase	150,000	400,000

1  Fund commenced operations on July 7, 2015.

See notes to financial statements.

Victory Portfolios II	Statements of Changes in Net Assets
	VictoryShares International High Div Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Period Ended June 30, 2016[1]
	(Unaudited)
Operations:
Net investment income	$259,731	$509,063
Net realized gain (loss) on investments	67,842	(396,939)
Change in unrealized appreciation (depreciation) of investments	565,869	(1,341,384)
Net increase (decrease) in net assets resulting from operations	$893,442	$(1,229,260)
Distributions to Shareholders:
From net investment income	(345,480)	(427,662)
Total Distributions to Shareholders	(345,480)	(427,662)
Capital Share Transactions:
Proceeds from shares sold	10,932,085	23,079,605
Cost of shares redeemed	(4,867,290)	(4,567,610)
Net increase in net assets resulting from capital share transactions (a)	6,064,795	18,511,995
Net increase in net assets	$6,612,757	$16,855,073
Net Assets:
Beginning of period	$16,855,073	$—
End of period	$23,467,830	$16,855,073
Undistributed net investment income	$7,100	$92,849

(a) Summary of capital share transactions is as follows:

	Six-Months Ended December 31, 2016	Period Ended June 30, 2016[1]
	Shares	Shares
Shares sold	350,000	700,000
Shares redeemed	(150,000)	(150,000)
Net increase	200,000	550,000

1  Fund commenced operations on August 19, 2015.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	VictoryShares US 500 Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$37.24	$36.78	$35.00
Income from Investment Operations:
Net investment income[2]	0.30	0.57	0.49
Net realized and unrealized gain on investments[3]	3.07	0.42	1.73
Total from Investment Operations	3.37	0.99	2.22
Less Distributions:
Distributions from net investment income	(0.27)	(0.51)	(0.44)
Distributions from net realized gain	—	(0.02)	—
Total Distributions	(0.27)	(0.53)	(0.44)
Net Asset Value, End of Period	$40.34	$37.24	$36.78
Total Return[4]	9.07%[5]	2.78%	6.38%[5]
Supplemental Data:
Net assets at end of period (000's)	$108,928	$44,689	$9,194
Ratios of expenses to average net assets:
Before fees waived	0.53%[6]	0.74%	1.39%[6]
After fees waived	0.35%[6]	0.35%	0.54%[6]
Ratios of net investment income to average net assets:
Before fees waived	1.32%[6]	1.20%	0.52%[6]
After fees waived	1.50%[6]	1.59%	1.37%[6]
Portfolio Turnover Rate[7]	13%[5]	31%	23%[5]

1  Commenced operations on July 1, 2014.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	VictoryShares US Discovery Enhanced Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$33.55	$39.23	$35.00
Income from Investment Operations:
Net investment income[2]	0.23	0.34	0.40
Net realized and unrealized gain (loss) on investments[3]	7.07	(5.71)[4]	4.16
Total from Investment Operations	7.30	(5.37)	4.56
Less Distributions:
Distributions from net investment income	(0.26)	(0.31)	(0.33)
Total Distributions	(0.26)	(0.31)	(0.33)
Net Asset Value, End of Period	$40.59	$33.55	$39.23
Total Return[5]	21.82%[6]	-13.70%[7]	13.06%[6]
Supplemental Data:
Net assets at end of period (000's)	$36,532	$26,838	$23,538
Ratios of expenses to average net assets:
Before fees waived	0.71%[8]	0.80%	0.59%[8]
After fees waived	0.35%[8]	0.35%	1.07%[8]
Ratios of net investment income to average net assets:
Before fees waived	0.92%[8]	0.55%	0.67%[8]
After fees waived	1.28%[8]	1.00%	1.15%[8]
Portfolio Turnover Rate[9]	27%[6]	221%	10%[6]

1  Commenced operations on July 31, 2014.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Includes $0.07 gain derived from a payment from affiliate. See Note 3.

5  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

6  Not annualized.

7  Before the payment from affiliate for the loss resulting from a trade error, the total return for the year would have been -13.88%. See Note 3.

8  Annualized.

9  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	VictoryShares US 500 Enhanced Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$37.23	$36.76	$35.00
Income from Investment Operations:
Net investment income[2]	0.29	0.56	0.49
Net realized and unrealized gain on investments[3]	3.08	0.45	1.65
Total from Investment Operations	3.37	1.01	2.14
Less Distributions:
Distributions from net investment income	(0.28)	(0.54)	(0.38)
Total Distributions	(0.28)	(0.54)	(0.38)
Net Asset Value, End of Period	$40.32	$37.23	$36.76
Total Return[4]	9.07%[5]	2.79%	6.15%[5]
Supplemental Data:
Net assets at end of period (000's)	$239,916	$141,470	$86,397
Ratios of expenses to average net assets:
Before fees waived	0.47%[6]	0.58%	0.81%[6]
After fees waived	0.35%[6]	0.35%	0.59%[6]
Ratios of net investment income to average net assets:
Before fees waived	1.35%[6]	1.33%	1.12%[6]
After fees waived	1.47%[6]	1.56%	1.34%[6]
Portfolio Turnover Rate[7]	3%[5]	36%	13%[5]

1  Commenced operations on July 1, 2014.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	VictoryShares Developed Enhanced Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$29.00	$35.19	$35.00
Income from Investment Operations:
Net investment income[2]	0.17	0.67	0.80
Net realized and unrealized loss on investments[3]	(0.63)	(6.27)	(0.18)
Total from Investment Operations	(0.46)	(5.60)	0.62
Less Distributions:
Distributions from net investment income	(0.20)	(0.59)	(0.42)
Distributions from net realized gain	—	—	(0.01)
Total Distributions	(0.20)	(0.59)	(0.43)
Net Asset Value, End of Period	$28.34	$29.00	$35.19
Total Return[4]	-1.61%[5]	-15.96%	1.77%[5]
Supplemental Data:
Net assets at end of period (000's)	$35,422	$34,797	$24,633
Ratios of expenses to average net assets:
Before fees waived	1.18%[6]	1.36%	1.58%[6]
After fees waived	0.45%[6]	0.45%	0.63%[6]
Ratios of net investment income to average net assets:
Before fees waived	0.40%[6]	1.25%	2.04%[6]
After fees waived	1.13%[6]	2.16%	2.99%[6]
Portfolio Turnover Rate[7]	124%[5]	211%	31%[5]

1  Commenced operations on September 30, 2014.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	VictoryShares US EQ Income Enhanced Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Year Ended June 30, 2016	Period Ended June 30, 2015[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$38.59	$35.38	$35.00
Income from Investment Operations:
Net investment income[2]	0.63	1.27	1.12
Net realized and unrealized gain on investments[3]	2.68	3.18	0.20
Total from Investment Operations	3.31	4.45	1.32
Less Distributions:
Distributions from net investment income	(0.62)	(1.24)	(0.94)
Total Distributions	(0.62)	(1.24)	(0.94)
Net Asset Value, End of Period	$41.28	$38.59	$35.38
Total Return[4]	8.62%[5]	12.89%	3.77%[5]
Supplemental Data:
Net assets at end of period (000's)	$307,518	$156,278	$86,678
Ratios of expenses to average net assets:
Before fees waived	0.42%[6]	0.56%	0.77%[6]
After fees waived	0.35%[6]	0.35%	0.59%[6]
Ratios of net investment income to average net assets:
Before fees waived	3.06%[6]	3.30%	2.91%[6]
After fees waived	3.13%[6]	3.51%	3.09%[6]
Portfolio Turnover Rate[7]	18%[5]	52%	17%[5]

1  Commenced operations on July 1, 2014.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	VictoryShares US Small Cap Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Period Ended June 30, 2016[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$34.35	$35.00
Income from Investment Operations:
Net investment income[2]	0.25	0.41
Net realized and unrealized loss on investments[3]	7.21	(0.72)
Total from Investment Operations	7.46	(0.31)
Less Distributions:
Distributions from net investment income	(0.25)	(0.34)
Total Distributions	(0.25)	(0.34)
Net Asset Value, End of Period	$41.56	$34.35
Total Return[4]	21.77%[5]	-0.86%[5]
Supplemental Data:
Net assets at end of period (000's)	$18,703	$10,304
Ratios of expenses to average net assets:
Before fees waived	0.95%[6]	1.44%[6]
After fees waived	0.35%[6]	0.35%[6]
Ratios of net investment income to average net assets:
Before fees waived	0.72%[6]	0.18%[6]
After fees waived	1.32%[6]	1.28%[6]
Portfolio Turnover Rate[7]	23%[5]	50%[5]

1  Commenced operations on July 7, 2015.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	VictoryShares International Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Period Ended June 30, 2016[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$32.11	$35.00
Income from Investment Operations:
Net investment income[2]	0.23	0.85
Net realized and unrealized gain (loss) on investments[3]	0.61	(3.15)
Total from Investment Operations	0.84	(2.30)
Less Distributions:
Distributions from net investment income	(0.32)	(0.59)
Total Distributions	(0.32)	(0.59)
Net Asset Value, End of Period	$32.63	$32.11
Total Return[4]	2.61%[5]	-6.58%[5]
Supplemental Data:
Net assets at end of period (000's)	$11,421	$12,844
Ratios of expenses to average net assets:
Before fees waived	1.78%[6]	2.31%[6]
After fees waived	0.45%[6]	0.45%[6]
Ratios of net investment income to average net assets:
Before fees waived	0.04%[6]	1.13%[6]
After fees waived	1.37%[6]	2.99%[6]
Portfolio Turnover Rate[7]	24%[5]	31%[5]

1  Commenced operations on August 19, 2015.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	VictoryShares Emerging Market Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Period Ended June 30, 2016[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$25.28	$25.00
Income from Investment Operations:
Net investment income[2]	0.21	0.25
Net realized and unrealized gain (loss) on investments[3]	(0.64)	0.13
Total from Investment Operations	(0.43)	0.38
Less Distributions:
Distributions from net investment income	(0.31)	(0.10)
Distributions from net realized gain	(0.12)	—
Total Distributions	(0.43)	(0.10)
Net Asset Value, End of Period	$24.42	$25.28
Total Return[4]	(1.84)%[5]	1.56%[5]
Supplemental Data:
Net assets at end of period (000's)	$24,418	$12,642
Ratios of expenses to average net assets:
Before fees waived	2.73%[6]	6.26%[6]
After fees waived	0.50%[6]	0.50%[6]
Ratios of net investment income to average net assets:
Before fees waived	-0.62%[6]	-2.06%[6]
After fees waived	1.61%[6]	3.70%[6]
Portfolio Turnover Rate[7]	17%[5]	1%[5]

1  Commenced operations on March 22, 2016.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	VictoryShares US Large Cap High Div Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Period Ended June 30, 2016[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$37.58	$35.00
Income from Investment Operations:
Net investment income[2]	0.60	1.28
Net realized and unrealized gain on investments[3]	2.62	2.35
Total from Investment Operations	3.22	3.63
Less Distributions:
Distributions from net investment income	(0.58)	(1.05)
Total Distributions	(0.58)	(1.05)
Net Asset Value, End of Period	$40.22	$37.58
Total Return[4]	8.63%[5]	10.62%[5]
Supplemental Data:
Net assets at end of period (000's)	$78,427	$41,333
Ratios of expenses to average net assets:
Before fees waived	0.48%[6]	0.72%[6]
After fees waived	0.35%[6]	0.35%[6]
Ratios of net investment income to average net assets:
Before fees waived	2.95%[6]	3.32%[6]
After fees waived	3.08%[6]	3.69%[6]
Portfolio Turnover Rate[7]	19%[5]	46%[5]

1  Commenced operations on July 7, 2015.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	VictoryShares US Small Cap High Div Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Period Ended June 30, 2016[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$35.40	$35.00
Income from Investment Operations:
Net investment income[2]	0.70	1.18
Net realized and unrealized gain on investments[3]	6.19	0.21
Total from Investment Operations	6.89	1.39
Less Distributions:
Distributions from net investment income	(0.71)	(0.99)
Total Distributions	(0.71)	(0.99)
Net Asset Value, End of Period	$41.58	$35.40
Total Return[4]	19.62%[5]	4.15%[5]
Supplemental Data:
Net assets at end of period (000's)	$22,869	$14,160
Ratios of expenses to average net assets:
Before fees waived	0.63%[6]	0.92%[6]
After fees waived	0.35%[6]	0.35%[6]
Ratios of net investment income to average net assets:
Before fees waived	3.42%[6]	3.02%[6]
After fees waived	3.70%[6]	3.59%[6]
Portfolio Turnover Rate[7]	29%[5]	78%[5]

1  Commenced operations on July 7, 2015.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.

See notes to financial statements.

Victory Portfolios II	Financial Highlights

For a capital share outstanding throughout the period

	VictoryShares International High Div Volatility Wtd ETF
	Six-Months Ended December 31, 2016	Period Ended June 30, 2016[1]
	(Unaudited)
Net Asset Value, Beginning of Period	$30.65	$35.00
Income from Investment Operations:
Net investment income[2]	0.42	1.37
Net realized and unrealized gain (loss) on investments[3]	0.78	(4.71)
Total from Investment Operations	1.20	(3.34)
Less Distributions:
Distributions from net investment income	(0.56)	(1.01)
Total Distributions	(0.56)	(1.01)
Net Asset Value, End of Period	$31.29	$30.65
Total Return[4]	3.92%[5]	-9.63%[5]
Supplemental Data:
Net assets at end of period (000's)	$23,468	$16,855
Ratios of expenses to average net assets:
Before fees waived	0.90%[6]	1.17%[6]
After fees waived	0.45%[6]	0.45%[6]
Ratios of net investment income to average net assets:
Before fees waived	2.22%[6]	4.26%[6]
After fees waived	2.67%[6]	4.98%[6]
Portfolio Turnover Rate[7]	35%[5]	53%[5]

1  Commenced operations on August 19, 2015.

2  Calculated based on average shares outstanding during the period.

3  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due as reflected in the Statement of Operations due to the timing of capital share transactions in relation to the fluctuating values of the Fund's underlying securities.

4  Total return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Total return calculated for a period of less than one year is not annualized. The total return would have been lower if certain expenses had not been reimbursed/waived by the Adviser.

5  Not annualized.

6  Annualized.

7  Excludes impact of in-kind transactions.
See notes to financial statements.

Victory Portfolios II	Notes to Consolidated Financial Statements December 31, 2016

  (Unaudited)

1.  Organization:

Victory Portfolios II Trust (formerly Compass EMP Funds Trust) (the "Trust"), was organized on April 11, 2012 as a Delaware statutory trust (formerly a Delaware business trust). The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end investment company and thus follows accounting and reporting guidance for investment companies. The Trust is comprised of seventeen Funds (each a "Fund" and collectively, the "Funds"), eleven of which are exchange-traded funds, and is authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each Fund is classified as diversified under the 1940 Act.

Funds	Diversification Classification
VictoryShares US 500 Volatility Wtd ETF	Diversified
VictoryShares US Discovery Enhanced Volatility Wtd ETF	Diversified
VictoryShares US 500 Enhanced Volatility Wtd ETF	Diversified
VictoryShares Developed Enhanced Volatility Wtd ETF	Diversified
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	Diversified
VictoryShares US Small Cap Volatility Wtd ETF	Diversified
VictoryShares International Volatility Wtd ETF	Diversified
VictoryShares Emerging Market Volatility Wtd ETF	Diversified
VictoryShares US Large Cap High Div Volatility Wtd ETF	Diversified
VictoryShares US Small Cap High Div Volatility Wtd ETF	Diversified
VictoryShares International High Div Volatility Wtd ETF	Diversified

The following Funds commenced operations on July 1, 2014 and their objectives are as follows:

VictoryShares US 500 Volatility Wtd ETF — seeks to match the performance of the CEMP U.S. Large Cap 500 Volatility Weighted Index before fees and expenses.

VictoryShares US 500 Enhanced Volatility Wtd ETF — seeks to match the performance of the CEMP U.S. Large Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF — seeks to match the performance of the CEMP U.S. Large Cap High Dividend 100 Long/Cash Volatility Weighted Index before fees and expenses.

The following Fund commenced operations on July 31, 2014 and its objective is as follows:

VictoryShares US Discovery Enhanced Volatility Wtd ETF — seeks to match the performance of the CEMP U.S. Small Cap 500 Long/Cash Volatility Weighted Index before fees and expenses.

The following Fund commenced operations on September 30, 2014 and its objective is as follows:

VictoryShares Developed Enhanced Volatility Wtd ETF — seeks to match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before fees and expenses.

The following Funds commenced operations on July 7, 2015 and their objectives are as follows:

VictoryShares US Small Cap Volatility Wtd ETF — seeks to match the performance of the CEMP U.S. Small Cap 500 Volatility Weighted Index before fees and expenses.

VictoryShares US Large Cap High Div Volatility Wtd ETF — seeks to match the performance of the CEMP U.S. Large Cap High Dividend 100 Volatility Weighted Index before fees and expenses.

VictoryShares US Small Cap High Div Volatility Wtd ETF — seeks to match the performance of the CEMP U.S. Small Cap High Dividend 100 Volatility Weighted Index before fees and expenses.

The following Funds commenced operations on August 19, 2015 and their objectives are as follows:

VictoryShares International Volatility Wtd ETF — seeks to match the performance of the CEMP International 500 Volatility Weighted Index before fees and expenses.

VictoryShares International High Div Volatility Wtd ETF — seeks to match the performance of the CEMP International High Dividend 100 Volatility Weighted Index before fees and expenses.

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

The following Fund commenced operations on March 22, 2016 and its objective is as follows:

VictoryShares Emerging Market Volatility Wtd ETF — seeks to match the performance of the CEMP Emerging Market 500 Volatility Weighted Index before fees and expenses.

Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2.  Significant Accounting Policies:

Shares of the Funds are listed and traded on NASDAQ Stock Market, LLC ("Exchange"). The Funds will issue and redeem shares of a Fund ("Shares") at net asset value ("NAV") only in aggregations of 50,000 Shares (each a "Creation Unit"). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund's Index (the "Deposit Securities"), together with the deposit of a specified cash payment (the "Cash Component"), plus a transaction fee. Shares will trade on the Exchange at market prices that may be below, at, or above NAV. Shares of a Fund may only be purchased or redeemed by certain financial institutions ("Authorized Participants"). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. In addition, shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Each Fund may issue an unlimited number of shares of beneficial interest, with no par value. Shares of each Fund have equal rights and privileges. A purchase (i.e., creation) transaction fee is imposed for the transfer and other transactional costs associated with the purchase of Creation Units. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum 2% as a percentage of the value of the Creation Units subject to the transaction. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital. The table below shows what each Fund Charges for the standard fixed creation fee.

Fund	Fixed Fee
VictoryShares US 500 Volatility Wtd ETF	$750
VictoryShares US Discovery Enhanced Volatility Wtd ETF	$750
VictoryShares US 500 Enhanced Volatility Wtd ETF	$750
VictoryShares Developed Enhanced Volatility Wtd ETF	$5,000
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	$250
VictoryShares US Small Cap Volatility Wtd ETF	$750
VictoryShares International Volatility Wtd ETF	$6,000
VictoryShares Emerging Market Volatility Wtd ETF	$9,000
VictoryShares US Large Cap High Div Volatility Wtd ETF	$250
VictoryShares US Small Cap High Div Volatility Wtd ETF	$250
VictoryShares International High Div Volatility Wtd ETF	$1,750

The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies (Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946 Financial Services — Investment Companies).

Securities Valuation:

The net asset values per share of the Funds are determined as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m., Eastern Time) on each day when the NYSE is open for trading. Securities for which market quotations are available are valued as follows: (a) each listed security is valued at its closing price obtained from the respective primary exchange on which the security is listed, or, if there were no sales on that day, at its last reported current mean price; (b) each unlisted security is valued at the last current bid price obtained from the NASDAQ System; (c) United States Government and Agency obligations are valued based upon bid quotations from the Federal Reserve Bank for identical or similar obligations; (d) short-term money market instruments (such as certificates of deposit, bankers' acceptances and commercial paper) are most often valued by bid quotations or by reference to bid quotations of available yields for similar instruments of issuers with similar credit ratings. All these prices are obtained from services, which collect and disseminate such market prices. Bid quotations for short-term money market instruments reported by such a service are the bid quotations reported to it by the major dealers. Short-term securities with remaining maturities of sixty days or less for which market quotations and information from pricing services are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. When approved by the Trustees, certain securities may be valued on the basis of valuations provided by an independent pricing service when such prices the Trustees believe reflect the fair value of such securities. In the absence of an ascertainable market value, or if an event occurs after the close of trading on the domestic or foreign exchange or market on which the security is principally traded (prior to the time the NAV is calculated) that materially affects fair value, assets are valued at their fair value as determined by the Adviser using methods and procedures reviewed and approved by the Trustees. Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation.

In accordance with the Trust's good faith pricing guidelines, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable. No single standard for determining fair value exists, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Adviser would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Trading in securities on Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each business day in New York (i.e., a day on which the NYSE is open). In addition, Far Eastern securities trading generally or in a particular country or countries may not take place on all business days in New York. Furthermore, trading takes place in Japanese markets on certain Saturdays in various foreign markets on days, which are not business days in New York, and on which a Fund's net asset value is not calculated. Each Fund calculates net asset value per share, and therefore effects sales, redemptions and repurchases of its shares, as of the close of regular trading on the NYSE once on each day on which the NYSE is open. Such calculation may not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Futures are valued at the settlement price established each day by the board of exchange on which they are traded. The daily

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

settlement prices for financial futures are provided by an independent source. On days when there is excessive volume or market volatility, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value the Fund's futures position, in which case the Fund will not consider any difference between the eventual settlement price and the best available price used to be a basis for determining that an incorrect NAV calculation has occurred.

Other securities and assets for which market quotations are not readily available or for which valuation cannot be provided are valued as determined in good faith in accordance with procedures approved by the Board of Trustees of the Trust.

In accordance with the authoritative guidance on fair value measurements and disclosure under GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under GAAP are described below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, amortized cost, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Funds' investments, used to value the Funds' assets and liabilities as of December 31, 2016:

Description^	Level 1	Level 2	Level 3	Total
VictoryShares US 500 Volatility Wtd ETF
Common Stocks*	$108,694,041	$—	$—	$108,694,041
Short-Term Investments	130,818	—	—	130,818
Total	$108,824,859	$—	$—	$108,824,859
Other Financial Instruments^
Futures	$233	$—	$—	$233
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Common Stocks*	$36,502,185	$—	$—	$36,502,185
Short-Term Investments	15,358	—	—	15,358
Total	$36,517,543	$—	$—	$36,517,543
Other Financial Instruments^
Futures	$(44)	$—	$—	$(44)
VictoryShares US 500 Enhanced Volatility Wtd ETF
Common Stocks*	$239,451,729	$—	$—	$239,451,729
Short-Term Investments	244,890	—	—	244,890
Total	$239,696,619	$—	$—	$239,696,619
Other Financial Instruments^
Futures	$(1,682)	$—	$—	$(1,682)
VictoryShares Developed Enhanced Volatility Wtd ETF
Common Stocks*	$8,929,862	$—	$570	$8,930,432
Short-Term Investments	26,487,548	—	—	26,487,548
Total	$35,417,410	$—	$570	$35,417,980

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

Description^	Level 1	Level 2	Level 3	Total
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Common Stocks*	$306,521,359	$—	$—	$306,521,359
Short-Term Investments	443,461	—	—	443,461
Total	$306,964,820	$—	$—	$306,964,820
Other Financial Instruments^
Futures	$(2,620)	$—	$—	$(2,620)
VictoryShares US Small Cap Volatility Wtd ETF
Common Stocks*	$18,691,811	$—	$—	$18,691,811
Short-Term Investments	8,523	—	—	8,523
Total	$18,700,334	$—	$—	$18,700,334
VictoryShares International Volatility Wtd ETF
Common Stocks*	$11,390,083	$—	$—	$11,390,083
Short-Term Investments	11,002	—	—	11,002
Total	$11,401,085	$—	$—	$11,401,085
VictoryShares Emerging Market Volatility Wtd ETF
Common Stocks*	$24,264,500	$36,263	$—	$24,300,763
Rights	—	1,604	—	1,604
Total	$24,264,500	$37,867	$—	$24,302,367
VictoryShares US Large Cap High Div Volatility Wtd ETF
Common Stocks*	$78,131,481	$—	$—	$78,131,481
Short-Term Investments	133,245	—	—	133,245
Total	$78,264,726	$—	$—	$78,264,726
Other Financial Instruments^
Futures	$(1,019)	$—	$—	$(1,019)
VictoryShares US Small Cap High Div Volatility Wtd ETF
Common Stocks*	$22,738,436	$—	$—	$22,738,436
Short-Term Investments	61,539	—	—	61,539
Total	$22,799,975	$—	$—	$22,799,975
Other Financial Instruments^
Futures	$(44)	$—	$—	$(44)
VictoryShares International High Div Volatility Wtd ETF
Common Stocks*	$23,324,287	$—	$—	$23,324,287
Short-Term Investments	89,845	—	—	89,845
Total	$23,414,132	$—	$—	$23,414,132
Other Financial Instruments^
Futures	$(1,209)	$—	$—	$(1,209)

*  Please refer to the Schedules of Investments for industry classifications.

^  Other Financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

For the period ended December 31, 2016, there were no transfers into or out of Level 1, 2, or 3 during the current period presented. It is the Funds' policy to record transfers into or out of Fair Value Levels at the end of the period.

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

VictoryShares Developed Enhanced Volatility Wtd ETF	Balance as of 06/30/2016	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 12/31/2016	Net Change in Unrealized Depreciation on securities held at 12/31/2016
Common Stocks	$570	$—	$—	$—	$—	$—	$—	$570	$—

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

VictoryShares Developed Enhanced Volatility Wtd ETF	Fair Value as of 12/31/2016*	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Common Stocks	$570	Market Comparables	U.S. OTC Equivalent	$0.17	Significant changes in the U.S. OTC equivalent quotes would result in direct and proportional changes in the fair value of the security.

*  Level 3 securities are typically valued by the Adviser. The appropriateness of fair values for these securities is monitored on an ongoing basis, by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Foreign Currency:

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

Futures Contracts:

Each Fund may invest in futures contracts to hedge or manage risks associated with the Funds' securities investments or to gain exposure to certain asset classes or markets. As required by the 1940 Act, the Funds may purchase or sell futures contracts only if the Funds' liabilities for the futures position are "covered" by an offsetting position in a futures contract or by the Funds segregating liquid assets equal to the Funds' liabilities on the futures contract. Upon entering into a financial futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other assets, equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as "variation margin," are made or received by the

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

Funds on a daily basis. The Funds record an unrealized gain or loss by marking each futures contract to market. A realized gain or loss is recorded when the contract is closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying assets. Futures contracts may have off-balance sheet risk. Off-balance sheet risk exists when the maximum potential loss on a particular financial instrument is greater than the value of such financial instrument, as reflected in the Statements of Assets and Liabilities.

Positions in futures contracts may be closed out only on an exchange that provides a secondary market for such futures. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Thus, it may not be possible to close a futures position. In the event of adverse price movements, the Funds may be required to make cash payments to maintain their required margin. In such situations, if the Funds had insufficient cash, they might have to sell portfolio securities to meet margin requirements at a time when it would be disadvantageous to do so. In addition, the Funds might be required to make delivery of the underlying instruments of futures contracts they hold. The inability to close positions in futures could also have an adverse impact on the Funds' ability to hedge or manage risks effectively.

Successful use of futures by the Funds is also subject to the Adviser's ability to predict movements correctly in the direction of the market. There is typically an imperfect correlation between movements in the price of the future and movements in the price of the assets that are the subject of the hedge. In addition, the price of futures may not correlate perfectly with movement in the cash market due to certain market distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between the movements in the cash market and movements in the price of futures, a correct forecast of general market trends or interest rate movements by the Adviser may still not result in a successful hedging transaction over a short time frame.

The trading of futures contracts is also subject to the risk of trading halts, suspension, exchange or clearing house equipment failures, government intervention, insolvency of a commodities or brokerage firm or clearing house or other disruption of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.

The Funds will purchase or sell futures contracts in accordance with the Commodity Futures Trading Commission ("CFTC") regulations.

GAAP requires disclosures about the Funds' derivative and hedging activities, including how such activities are accounted for and their effect on the Funds' financial position, performance and cash flows.

Derivatives Disclosure —

Fair Values of Derivative Instruments in the Funds* as of December 31, 2016:

VictoryShares US 500 Volatility Wtd ETF

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts — Futures*	Unrealized appreciation on futures contracts	$233	Unrealized depreciation on futures contracts	$—

*  Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Gain on Derivatives Recognized in Income	Value	Change in Unrealized Appreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$9,918	Equity Contracts — Futures	$233

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

VictoryShares US Discovery Enhanced Volatility Wtd ETF

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts — Futures*	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$44

*  Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Gain on Derivatives Recognized in Income	Value	Change in Unrealized Depreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$15,294	Equity Contracts — Futures	$(44)

VictoryShares US 500 Enhanced Volatility Wtd ETF

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts — Futures*	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$1,682

*  Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Gain on Derivatives Recognized in Income	Value	Change in Unrealized Depreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$19,552	Equity Contracts — Futures	$(1,888)

VictoryShares Developed Enhanced Volatility Wtd ETF

Amount of Realized Loss on Derivatives Recognized in Income	Value	Change in Unrealized Appreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$(11,188)	Equity Contracts — Futures	$2,139

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts — Futures*	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$2,620

*  Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Gain on Derivatives Recognized in Income	Value	Change in Unrealized Depreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$59,882	Equity Contracts — Futures	$(3,894)

VictoryShares US Small Cap Volatility Wtd ETF

Amount of Realized Gain on Derivatives Recognized in Income	Value	Change in Unrealized Appreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$574	Equity Contracts — Futures	$—

VictoryShares International Volatility Wtd ETF

Amount of Realized Gain on Derivatives Recognized in Income	Value	Change in Unrealized Depreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$4,105	Equity Contracts — Futures	$(2,561)

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

VictoryShares Emerging Market Volatility Wtd ETF

Amount of Realized Gain on Derivatives Recognized in Income	Value	Change in Unrealized Depreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$9,129	Equity Contracts — Futures	$(2,251)

VictoryShares US Large Cap High Div Volatility Wtd ETF

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts — Futures*	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$1,019

*  Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Gain on Derivatives Recognized in Income	Value	Change in Unrealized Depreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$19,603	Equity Contracts — Futures	$(1,019)

VictoryShares US Small Cap High Div Volatility Wtd ETF

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts — Futures*	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$44

*  Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Loss on Derivatives Recognized in Income	Value	Change in Unrealized Depreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$(2,465)	Equity Contracts — Futures	$(44)

VictoryShares International High Div Volatility Wtd ETF

	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Value	Balance Sheet Location	Value
Equity Contracts — Futures*	Unrealized appreciation on futures contracts	$—	Unrealized depreciation on futures contracts	$1,209

*  Includes cumulative appreciation/depreciation as reported on Schedule of Investments.

Amount of Realized Loss on Derivatives Recognized in Income	Value	Change in Unrealized Appreciation on Derivatives Recognized in Income	Value
Equity Contracts — Futures	$(241)	Equity Contracts — Futures	$930

The average monthly notional value of futures during the period ended December 31, 2016 were as follows:

Fund	Long Futures
VictoryShares US 500 Volatility Wtd ETF	$145,504
VictoryShares US Discovery Enhanced Volatility Wtd ETF	$51,776
VictoryShares US 500 Enhanced Volatility Wtd ETF	$343,597
VictoryShares Developed Enhanced Volatility Wtd ETF	$154,444
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	$452,968
VictoryShares US Small Cap Volatility Wtd ETF	$—
VictoryShares International Volatility Wtd ETF	$83,420
VictoryShares Emerging Market Volatility Wtd ETF	$59,009

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

Fund	Long Futures
VictoryShares US Large Cap High Div Volatility Wtd ETF	$126,368
VictoryShares US Small Cap High Div Volatility Wtd ETF	$11,308
VictoryShares International High Div Volatility Wtd ETF	$13,963

Offsetting of Financial Assets and Derivatives Assets

The Funds are subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Funds to close out and net total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement.

The table below, as of December 31, 2016, discloses both gross information and net information about instruments and transactions eligible for offset in the Statements of Assets and Liabilities, and instruments and transactions that are subject to an agreement similar to a master netting agreement as well as amounts related to collateral held at clearing brokers and counterparties.

Assets	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
VictoryShares US 500 Volatility Wtd ETF
Description / Counterparty
Futures Goldman Sachs & Co.	$233	$—	$233	$—	$—	$233
Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
VictoryShares US Discovery Enhanced Volatility Wtd ETF
Description / Counterparty
Futures Goldman Sachs & Co.	$(44)	$—	$(44)	$—	$44	$—
VictoryShares US 500 Enhanced Volatility Wtd ETF
Description / Counterparty
Futures Goldman Sachs & Co.	$(1,682)	$—	$(1,682)	$—	$1,682	$—

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

Liabilities	Gross Amounts not offset in the Statement of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral	Net Amount
VictoryShares US EQ Income Enhanced Volatility Wtd ETF
Description / Counterparty
Futures Goldman Sachs & Co.	$(2,620)	$—	$(2,620)	$—	$2,620	$—
VictoryShares US Large Cap High Div Volatility Wtd ETF
Description / Counterparty
Futures Goldman Sachs & Co.	$(1,019)	$—	$(1,019)	$—	$1,019	$—
VictoryShares US Small Cap High Div Volatility Wtd ETF
Description / Counterparty
Futures
Goldman Sachs & Co.	$(44)	$—	$(44)	$—	$44	$—
VictoryShares International High Div Volatility Wtd ETF
Description / Counterparty
Futures
Goldman Sachs & Co.	$(1,209)	$—	$(1,209)	$—	$1,209	$—

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

Federal Income Tax

The Funds comply with the requirements of subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as regulated investment companies and distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Funds. Therefore, no federal income tax provision is required. As of and during the period ended June 30, 2016, the Funds have not yet determined if any tax positions did not meet the "more-likely-than-not" threshold of being sustained by the applicable tax authority. As of and during the period ended June 30, 2016, the Funds did not have liabilities for any unrecognized tax benefits. The Funds recognized interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. During the period ended June 30, 2016, the Funds did not incur any interest or penalties. The Funds are subject to examination by U.S. taxing authorities for the tax periods since each Fund's commencement of operations.

Distribution to Shareholders:

All of the Funds distribute any net investment income monthly. All of the Funds distribute any net realized long or short-term capital gains at least annually. Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined, on a tax basis and may differ from net investment income and net realized capital gains for reporting purposes.

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

Other:

Investment and shareholder transactions are recorded on trade date. The Funds determine the gain or loss realized from the investment transactions by comparing the original cost of the security lot sold with the net sales proceeds. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Funds and interest income is recognized on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable tax rules and regulations. Discounts and premiums on debt securities are accreted or amortized over their respective lives using the effective interest method. Payments received from certain investments held by the Funds may be comprised of dividends, capital gains and return of capital. The Funds originally estimate the expected classification of such payments. The amounts may subsequently be reclassified upon receipt of the information from the issuer. The actual character of distributions to the Funds' shareholders will be reflected in the Form 1099 received after the end of the calendar year.

Share valuation:

The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds' shares will not be priced on days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund's net asset value per share.

Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments were required to the financial statements.

3.  Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities and in-kind transactions) for the period ended December 31, 2016 were as follows:

Fund	Purchases	Sales
VictoryShares US 500 Volatility Wtd ETF	$10,033,938	$2,996,890
VictoryShares US Discovery Enhanced Volatility Wtd ETF	7,255,922	7,202,257
VictoryShares US 500 Enhanced Volatility Wtd ETF	44,130,862	4,729,712
VictoryShares Developed Enhanced Volatility Wtd ETF	33,799,800	59,074,206
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	41,841,972	42,135,762
VictoryShares US Small Cap Volatility Wtd ETF	115,636,923	3,445,878
VictoryShares International Volatility Wtd ETF	3,282,440	3,251,079
VictoryShares Emerging Market Volatility Wtd ETF	10,033,938	2,996,890
VictoryShares US Large Cap High Div Volatility Wtd ETF	12,333,505	12,477,847
VictoryShares US Small Cap High Div Volatility Wtd ETF	5,644,236	5,719,590
VictoryShares International High Div Volatility Wtd ETF	6,831,649	6,834,027

In-kind transactions associated with purchases and sales for the period ended December 31, 2016 were as follows:

Fund	Purchases	Sales
VictoryShares US 500 Volatility Wtd ETF	$69,947,514	$11,388,251
VictoryShares US Discovery Enhanced Volatility Wtd ETF	10,735,777	7,013,316
VictoryShares US 500 Enhanced Volatility Wtd ETF	89,353,652	43,593,853
VictoryShares Developed Enhanced Volatility Wtd ETF	356,302	_
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	182,032,849	47,005,895
VictoryShares US Small Cap Volatility Wtd ETF	11,049,979	5,395,028
VictoryShares International Volatility Wtd ETF	1,609,049	3,258,101
VictoryShares Emerging Market Volatility Wtd ETF	5,862,064	_

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

Fund	Purchases	Sales
VictoryShares US Large Cap High Div Volatility Wtd ETF	$49,987,358	$17,096,632
VictoryShares US Small Cap High Div Volatility Wtd ETF	10,794,332	5,429,351
VictoryShares International High Div Volatility Wtd ETF	10,898,091	4,856,668

During the fiscal year ended June 30, 2016, VictoryShares US Discovery Enhanced Volatility Wtd ETF had a trade error where a rebalancing was processed incorrectly due to positions not being in balance. This resulted in a loss to the Fund of $56,557, which affiliates subsequently reimbursed the Fund.

4.  Investment Advisory, Administration and Distribution Agreements:

Investment advisory services are provided to the Funds by Victory Capital Management Inc. ("Victory Capital" or the "Adviser"), a New York corporation registered as an investment adviser with the Securities and Exchange Commission. The Adviser is a wholly owned subsidiary of Victory Capital Holdings, Inc. ("VCH"). A majority of the interest in VCH is owned by Crestview Partners II, L.P. and its affiliated funds with the remaining portion owned by Victory employees and a limited number of outside investors.

Under the terms of the Investment Advisory Agreement (the "Advisory Agreement"), the Adviser is entitled to receive fees for its services, computed daily and payable monthly based on a percentage of the average daily net assets of each Fund. For its services, the Funds pay to the Adviser, as of the last day of each month, an annualized fee equal to 0.30% of average net assets of each of the US 500 Volatility Wtd ETF, US Discovery Enhanced Volatility Wtd ETF, US 500 Enhanced Volatility Wtd ETF, US EQ Income Enhanced Volatility Wtd ETF, US Small Cap Volatility Wtd ETF, US Large Cap High Div Volatility Wtd ETF, and US Small Cap High Div Volatility Wtd ETF, 0.40% of the of average net assets of each of the Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, and International High Div Volatility Wtd ETF, and 0.45% of the average net assets of the Emerging Market Volatility Wtd ETF, with such fees to be computed daily based upon daily average net assets of each of the Funds, respectively. The Adviser pays expenses incurred by it in connection with acting as investment Adviser to the Funds other than costs (including taxes and brokerage commissions, borrowing costs, costs of investing in underlying funds and extraordinary expenses, if any) of securities purchased for the Funds and certain other expenses paid by the Funds (as detailed in the Advisory Agreement). The Adviser pays for all employees, office space and facilities required by it to provide services under the Advisory Agreement, with the exception of specific items of expense (as detailed in the Advisory Agreement).

For the period ended December 31, 2016, Advisory fees incurred by the Funds as well as amounts due to or from the Adviser at December 31, 2016 were as follows:

Fund	Advisory Fees	Due To/(From) Adviser at December 31, 2016
VictoryShares US 500 Volatility Wtd ETF	$106,786	$12,260
VictoryShares US Discovery Enhanced Volatility Wtd ETF	46,888	(297)
VictoryShares US 500 Enhanced Volatility Wtd ETF	266,648	41,950
VictoryShares Developed Enhanced Volatility Wtd ETF	70,629	(7,660)
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	332,781	64,780
VictoryShares US Small Cap Volatility Wtd ETF	21,842	(3,922)
VictoryShares International Volatility Wtd ETF	43,459	(12,369)
VictoryShares Emerging Market Volatility Wtd ETF	41,452	(22,686)
VictoryShares US Large Cap High Div Volatility Wtd ETF	26,807	11,776
VictoryShares US Small Cap High Div Volatility Wtd ETF	29,938	92
VictoryShares International High Div Volatility Wtd ETF	38,978	(1,325)

The Adviser has contractually agreed to waive its Advisory fee and/or reimburse expenses through at least October 31, 2017 so that the total annual fund operating expenses after fee waiver and expense reimbursement (excluding Acquired Fund Fees and Expenses, and certain other items such as interest, taxes and brokerage commissions) do not exceed 0.35% for each of the US 500

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

Volatility Wtd ETF, US Discovery Enhanced Volatility Wtd ETF, US 500 Enhanced Volatility Wtd ETF, US EQ Income Enhanced Volatility Wtd ETF, US Small Cap Volatility Wtd ETF, US Large Cap High Div Volatility Wtd ETF, and US Small Cap High Div Volatility Wtd ETF, 0.45% for each of the Developed Enhanced Volatility Wtd ETF, International Volatility Wtd ETF, and International High Div Volatility Wtd ETF, and 0.50% for the Emerging Market Volatility Wtd ETF. The Adviser is permitted to recoup Advisory fees waived and expenses reimbursed by it or by each Fund's predecessor adviser for up to three years after the fiscal year in which the waiver or reimbursement took place, subject to the lesser of: (a) any operating expense limits in effect at the time of the original waiver or expense reimbursement; or (b) at the time of recoupment. This agreement may only be terminated by the Funds' Board of Trustees.

As of December 31, 2016, the Adviser waived Advisory fees and reimbursed expenses. The Adviser may recapture a portion of the waived and/or reimbursed amounts no later than the dates as stated below:

Fund	June 30, 2018	June 30, 2019	June 30, 2020
VictoryShares US 500 Volatility Wtd ETF	$(61,304)	$(19,478)	$(64,572)
VictoryShares US Discovery Enhanced Volatility Wtd ETF	(59,513)	(124,242)	(56,020)
VictoryShares US 500 Enhanced Volatility Wtd ETF	(110,009)	(271,284)	(108,219)
VictoryShares Developed Enhanced Volatility Wtd ETF	(82,842)	(285,869)	(129,531)
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	(92,663)	(219,924)	(73,636)
VictoryShares US Small Cap Volatility Wtd ETF	—	(81,175)	(44,015)
VictoryShares International Volatility Wtd ETF	—	(141,495)	(87,909)
VictoryShares Emerging Market Volatility Wtd ETF	—	(135,767)	(193,327)
VictoryShares US Large Cap High Div Volatility Wtd ETF	—	(76,158)	(41,713)
VictoryShares US Small Cap High Div Volatility Wtd ETF	—	(51,660)	(27,621)
VictoryShares International High Div Volatility Wtd ETF	—	(74,062)	(43,783)

U.S. Bank National Association ("U.S. Bank") serves as custodian for the Funds' assets. For its custody services to the Funds, U.S. Bank receives fees at an annualized rate of .004% of the Funds' aggregate average daily net assets, plus applicable per transaction fees. The Funds reimburse U.S. Bank for all of its reasonable out-of-pocket expenses incurred in providing custody services.

U.S. Bancorp Fund Services, LLC ("USB") serves as the Funds' administrator, fund accountant and transfer agent. Under an Administration, Accounting and Transfer Agent Agreement, USB receives for its services a monthly fee at an annualized rate based upon the average daily net assets of the Funds.

The Funds reimburse USB for all of its reasonable out-of-pocket expenses incurred in providing these services.

Quasar Distributors, LLC (the "Distributor") serves as distributor for the shares of the Funds pursuant to a Distribution Agreement between the Distributor and the Trust.

Pursuant to the Distribution and Service Plans adopted in accordance with Rule 12b-1 under the 1940 Act, the Distributor may receive a monthly distribution and service fee, at an annual rate of up to 0.25% of average daily net assets. No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees.

5.  Risks

In the normal course of business, each Fund's investment activities expose it to various types of risk associated with the financial instruments and markets in which it invests. The significant types of financial risks each Fund is exposed to include market risk and credit risk. Each Fund's prospectus provides details of these and other types of risk.

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss each Fund may suffer through holding market positions in the face of market movements. Each Fund is exposed to market risk by virtue of its investment in equity instruments. The fair value of securities held by the Funds may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of each Fund's exposure to market risk is the market value of the investments held as shown in each Fund's Schedule of Investments.

A diversified portfolio, where this is appropriate and consistent with a Fund's objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a Fund. The investment concentrations within each Fund's portfolio are disclosed in its Schedule of Investments. The VictoryShares Developed Enhanced Volatility Wtd ETF, VictoryShares International Volatility Wtd ETF, VictoryShares Emerging Market Volatility Wtd ETF, and VictoryShares International High Div Volatility Wtd ETF invest in securities of foreign issuers in various countries. Investing on an international basis involves certain risks not involved in domestic investments including the risk of nationalization or expropriation of assets, imposition of currency exchange controls or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments, which could affect the value of a Fund's investments in certain foreign countries. Governments of many countries have exercised and continue to exercise substantial influence over many aspects of the private sector through the ownership or control of many companies, including some of the largest in these countries. As a result, government actions in the future could have a significant effect on economic conditions which may adversely affect prices of certain portfolio securities. There is also generally less government supervision and regulation of stock exchanges, brokers, and listed companies than in the United States. Special U.S. tax considerations may apply to dividends or interest on, or proceeds from the sale of, foreign securities. Additionally, the Funds may be subject to taxes imposed by the governments of countries in which it invests and are generally based on income and/or capital gains earned or repatriated, a portion of which may be recoverable. Based upon the current interpretation of the tax rules and regulations, estimated tax liabilities and recoveries on certain foreign securities are recorded on an accrual basis and are reflected as components of interest income or net exchange in unrealized gain/loss on investments. Tax liabilities realized as a result of security sales are reflected as a component of net realized gain/loss on investments. Moreover, foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital re-investment, resource self-sufficiency and balance of payments position. The Schedule of Investments includes information on each Fund's holdings, including industry and/or geographical composition, as relevant.

Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments to otherwise honor its obligations. The Funds may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties. The Funds may experience significant delays in obtaining any recovery in bankruptcy or other reorganization proceeding and the Funds may obtain only limited recovery or may obtain no recovery in such circumstances. The Funds typically enter into transactions with counterparties whose credit ratings are investment grade, as determined by a nationally recognized statistical rating organization or, if unrated, judged by the Adviser to be of comparable quality.

6.  Line of Credit:

The Trust, Victory Portfolios, Victory Variable Insurance Funds and Victory Institutional Funds (the "Victory Trusts") participate in a short-term demand note "Line of Credit" agreement with Citibank. Under the agreement with Citibank, as of July 29, 2016, the Victory Trusts may borrow up to $250 million, of which $100 million is committed and $150 million is uncommitted. $40 million of the line of credit is reserved for use by the Victory RS Floating Rate Fund with that Fund paying the

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

related commitment fees for that amount. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Citibank received a commitment fee of 0.10% on $50 million for providing the Line of Credit through July 28, 2016. As of July 29, 2016, Citibank receives an annual commitment fee of 0.15% on $100 million for providing the Line Credit. For the six months ended December 31, 2016, Citibank earned approximately $68 thousand for Line of Credit fees. Each fund in the Victory Trusts pays a pro-rata portion of this commitment fee plus any interest on amounts borrowed.

During the period ended December 31, 2016, none of the ETFs borrowed on the line of credit.

7.  Federal Income Tax Information:

The tax character of distributions for the following periods was as follows:

	For the period ended June 30, 2016:		For the period ended June 30, 2015:*
	Ordinary Income	Realized Gain	Ordinary Income	Realized Gain
VictoryShares US 500 Volatility Wtd ETF	$388,873	$8,766	$93,836	$—
VictoryShares US Discovery Enhanced Volatility Wtd ETF	263,363	—	132,709	—
VictoryShares US 500 Enhanced Volatility Wtd ETF	1,777,461	—	607,150	—
VictoryShares Developed Enhanced Volatility Wtd ETF	638,370	—	243,567	283
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	3,588,993	—	1,513,918	—
VictoryShares US Small Cap Volatility Wtd ETF	86,852	—	—	—
VictoryShares International Volatility Wtd ETF	205,538	—	—	—
VictoryShares Emerging Market Volatility Wtd ETF	51,870	—	—	—
VictoryShares US Large Cap High Div Volatility Wtd ETF	706,156	—	—	—
VictoryShares US Small Cap High Div Volatility Wtd ETF	292,084	—	—	—
VictoryShares International High Div Volatility Wtd ETF	427,662	—	—	—

The Fund designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax year ended June 30, 2016.

*The following Funds were not active as of June 30, 2015: VictoryShares US Small Cap Volatility Wtd ETF, VictoryShares International Volatility Wtd ETF, VictoryShares Emerging Market Volatility Wtd ETF, VictoryShares US Large Cap High Div Volatility Wtd ETF, VictoryShares US Small Cap High Div Volatility Wtd ETF, and VictoryShares International High Div Volatility Wtd ETF.

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

As of June 30, 2016, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Victory Shares US 500 Volatility Wtd ETF	Victory Shares US Discovery Enhanced Volatility Wtd ETF	Victory Shares US 500 Enhanced Volatility Wtd ETF	Victory Shares Developed Enhanced Volatility Wtd ETF	Victory Shares US EQ Income Enhanced Volatility Wtd ETF
Tax cost of investments	$44,287,439	$26,306,177	$138,694,104	$35,603,736	$150,460,112
Unrealized appreciation	2,574,963	1,701,384	10,407,970	1,251,320	10,678,086
Unrealized depreciation	(2,201,653)	(1,174,786)	(7,739,311)	(2,245,879)	(5,063,409)
Net unrealized appreciation (depreciation)	373,310	526,598	2,668,659	(994,559)	162,831
Undistributed ordinary income	27,894	24,546	83,693	51,240	162,831
Undistributed long-term gain	—	—	—	—	—
Distributable earnings	27,894	24,546	83,693	51,240	162,831
Other accumulated loss	(456,603)	(5,635,688)	(5,882,558)	(5,202,611)	(5,056,017)
Total accumulated gain/(loss)	$(55,399)	$(5,084,544)	$(3,130,206)	$(6,145,930)	$721,491

	Victory Shares US Small Cap Volatility Wtd ETF	Victory Shares International Volatility Wtd ETF	Victory Shares Emerging Market Volatility Wtd ETF	Victory Shares US Large Cap High Div Volatility Wtd ETF	Victory Shares US Small Cap High Div Volatility Wtd ETF	Victory Shares International High Div Volatility Wtd ETF
Tax cost of investments	$10,339,163	$13,403,350	$12,510,809	$39,722,495	$13,831,086	$18,090,582
Unrealized appreciation	666.978	455,907	508,965	2,837,070	1,021,280	368,441
Unrealized depreciation	(699,932)	(1,080,500)	(436,050)	(1,281,903)	(700,100)	(1,753,468)
Net unrealized appreciation (depreciation)	(32,954)	(624,593)	72,915	1,555,167	321,180	(1,385,027)
Undistributed ordinary income	9,741	32,036	49,803	50,357	45,227	92,849
Undistributed long-term gain	—	—	—	—	—	—
Distributable earnings	9,741	32,036	49,803	50,357	45,227	92,849
Other accumulated loss	(240,469)	(223,417)	(5,546)	(56,995)	(162,709)	(252,502)
Total accumulated gain/(loss)	$(263,682)	$(815,974)	$117,172	$1,548,529	$203,698	$(1,544,680)

The difference between book basis and tax basis unrealized appreciation/(depreciation) is primarily attributable to the tax deferral of losses on wash sales, the mark to market on open futures contracts adjustments for C-Corporation return of capital distributions, and passive foreign investment companies.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund's next taxable year. Qualified late-year ordinary losses are the excess of the sum of the specified loss attributable to the portion of the taxable year after October 31st, and the late-year losses attributable to the portion of the taxable year after

Victory Portfolios II	Notes to Consolidated Financial Statements — continued December 31, 2016

  (Unaudited)

December 31st, over the sum of the specified gains attributable to the portion of the specified gains attributable to the portion of the taxable year after October 31st, and other ordinary income attributable to the portion of the taxable year after December 31st. For the fiscal year ended June 30, 2016, there were no post-October or late-year losses.

At June 30, 2016, the Funds had capital loss carry-forwards (no expiration) for federal income tax purposes available to offset future capital gains as follows:

	Short Term	Long Term
VictoryShares US 500 Volatility Wtd ETF	$295,721	$160,882
VictoryShares US Discovery Enhanced Volatility Wtd ETF	5,146,219	489,469
VictoryShares US 500 Enhanced Volatility Wtd ETF	4,242,770	1,639,762
VictoryShares Developed Enhanced Volatility Wtd ETF	4,850,441	352,170
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	3,786,885	1,269,132
VictoryShares US Small Cap Volatility Wtd ETF	239,123	1,346
VictoryShares International Volatility Wtd ETF	217,988	5,429
VictoryShares Emerging Market Volatility Wtd ETF	4,394	1,291
VictoryShares US Large Cap High Div Volatility Wtd ETF	56,995	—
VictoryShares US Small Cap High Div Volatility Wtd ETF	162,709	—
VictoryShares International High Div Volatility Wtd ETF	236,996	—

Permanent book and tax differences, primarily due to gains and losses, in-kind distributions that are not taxable, gains and losses on disposition of PFICs, and foreign currency gains (losses), resulted in reclassifications for the period ended June 30, 2016 as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In-Capital
VictoryShares US 500 Volatility Wtd ETF	$(186)	$(1,424,337)	$1,424523
VictoryShares US Discovery Enhanced Volatility Wtd ETF	2,343	(1,493,206)	1,490,863
VictoryShares US 500 Enhanced Volatility Wtd ETF	—	(6,033,503)	6,033,503
VictoryShares Developed Enhanced Volatility Wtd ETF	(2,829)	2,829	—
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	—	(6,093,255)	6,093,255
VictoryShares US Small Cap Volatility Wtd ETF	1,669	(399,260)	397,591
VictoryShares International Volatility Wtd ETF	10,490	172,459	(182,949)
VictoryShares Emerging Market Volatility Wtd ETF	5,436	(5,436)	—
VictoryShares US Large Cap High Div Volatility Wtd ETF	—	(1,087,457)	1,087,457
VictoryShares US Small Cap High Div Volatility Wtd ETF	13,448	(542,830)	529,382
VictoryShares International High Div Volatility Wtd ETF	11,448	100,794	(112,242)

8.  New Accounting Pronouncements:

In October 2016, the U.S. Securities and Exchange Commission adopted new rules and amended existing rules (together, "final rules") intended to modernize the reporting and disclosure of information by registered investment companies. In part, the final rules amend Regulation S-X and require standardized, enhanced disclosure about derivatives in investment company financial statements, as well as other amendments. The compliance date for the amendments to Regulation S-X is August 1, 2017. Management is currently evaluating the impact that the adoption of the amendments to Regulation S-X will have on the financial statements and related disclosures.

Victory Portfolios II	Supplemental Information December 31, 2016

  (Unaudited)

Trustee and Officer Information

Board of Trustees:

Overall responsibility for management of the Trust rests with the Board. The Trust is managed by the Board in accordance with the laws of the State of Delaware. There are currently ten Trustees, nine of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act ("Independent Trustees") and one of whom is an "interested person" of the Trust within the meaning of that term under the 1940 Act ("Interested Trustee"). The Trustees, in turn, elect the officers of the Trust to actively supervise its day-to-day operations.

The following tables list the Trustees, their ages, position with the Trust, commencement of service, principal occupations during the past five years and any directorships of other investment companies or companies whose securities are registered under the Securities Exchange Act of 1934, as amended, or who file reports under that Act. Each Trustee oversees 17 portfolios in the Trust, 47 portfolios in Victory Portfolios, nine portfolios in Victory Variable Insurance Funds and one portfolio in Victory Institutional Funds, each a registered investment company that, together with the Trust, comprise the Victory Fund Complex. Each Trustee's address is c/o Victory Portfolios II, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Each Trustee has an indefinite term.

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Independent Trustees.
David Brooks Adcock, 65	Trustee	May 2015	Consultant (since 2006).	FBR Funds (2011-2012); Chairman, Board of Trustees, Turner Funds (December 2016-present).
Nigel D. T. Andrews, 69	Vice Chair and Trustee	May 2015	Retired.	Carlyle GMS Finance, Inc. (since 2012); Old Mutual US Asset Management (2002-2014).
E. Lee Beard, 65	Trustee	May 2015	Retired (since 2015); Consultant, The Henlee Group, LLC (consulting) (2005-2015).	None.
Dennis M. Bushe, 73	Trustee	July 2016	Retired since May 2010; Trustee, RS Investment Trust and RS Variable Products Trust (November 2011-July 2016).	None.
Sally M. Dungan, 62	Trustee	May 2015	Chief Investment Officer, Tufts University (since 2002).	None.

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
John L. Kelly, 63	Trustee	May 2015

Adviser, Endgate Commodities LLC (since January 2016); Managing Partner, Endgate Commodities LLC (August 2014 to January 2016); Chief Operating Officer, Liquidnet Holdings, Inc. (2011-2014); Managing Director, Crossroad LLC (Consultants) (April 2009 to December 2011).

Director, Caledonia Mining Corporation (since May 2012).
David L. Meyer, 59	Trustee	May 2015	Retired.	None.
Gloria S. Nelund, 55	Trustee	July 2016	Chair, CEO and Co-Founder of TriLinc Global, LLC, an investment firm; Trustee, RS Investment Trust and RS Variable Products Trust (November 2007-July 2016).	TriLinc Global Impact Fund, LLC (2012-Present).
Leigh A. Wilson, 72	Chair and Trustee	May 2015	Private Investor.	Chair (since 2013) and Director (since 2012 and March-October 2008), Caledonia Mining Corporation.

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Name and Age	Position Held with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years	Other Directorships Held During Past 5 Years
Interested Trustee.
David C. Brown, 44	Trustee	May 2015

Chairman and Chief Executive Officer (since August 2013), Co-Chief Executive Officer (2011-2013), President — Investments and Operations (2010-2011) and Chief Operating Officer (2004-2011), the Adviser; Chairman and Chief Executive Officer (since 2013), Victory Capital Holdings, Inc.

None.

Mr. Brown is an "Interested Person" by reason of his relationship with the Adviser.

The Board has designated Mr. Meyer and Ms. Beard as its Audit Committee Financial Experts.

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, by calling 866-376-7890.

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Officers:

The officers of the Trust, their ages, commencement of service and their principal occupations during the past five years, are detailed in the following table. Each individual holds the same position with the other registered investment companies in the Victory Fund Complex, and each officer serves until the earlier of his or her resignation, removal, retirement, death, or the election of a successor. The mailing address of each officer of the Trust is c/o Victory Portfolios II Trust, 615 East Michigan Street, Milwaukee, Wisconsin 53202. Except for the Chief Compliance Officer, the officers of the Trust receive no compensation directly from the Trust for performing the duties of their offices.

Name and Age	Position with the Trust	Date Commenced Service	Principal Occupation During Past 5 Years
Christopher K. Dyer, 55	President	May 2015	Director of Mutual Fund Administration, the Adviser.
Scott A. Stahorsky, 47	Vice President	May 2015	Manager, Fund Administration, the Adviser (since 2015); Senior Analyst, Fund Administration, the Adviser (prior to 2015).
Erin G. Wagner, 42	Secretary	May 2015	Associate General Counsel, the Adviser (since 2013); Associate, Dechert LLP (2001-2010).
Christopher A. Ponte, 32	Treasurer	May 2015	Senior Analyst, Fund Administration, the Adviser; Registered Principal, Victory Capital Advisers, Inc. (since 2011).
Edward J. Veilleux, 73	Chief Compliance Officer	May 2015	President of EJV Financial Services (mutual fund consulting).
Chuck Booth, 56	Anti-Money Laundering Compliance Officer and Identity Theft Officer	May 2015	Director, Regulatory Administration and CCO Support Services, Citi Fund Services Ohio, Inc.
Jay G. Baris, 63	Assistant Secretary	May 2015	Partner, Morrison & Foerster LLP.

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Additional Federal Income Tax Information

For the fiscal year ended June 30, 2016, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Reconciliation Act of 2003.

The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

VictoryShares US 500 Volatility Wtd ETF	100.00%
VictoryShares US Discovery Enhanced Volatility Wtd ETF	100.00%
VictoryShares US 500 Enhanced Volatility Wtd ETF	100.00%
VictoryShares Developed Enhanced Volatility Wtd ETF	99.52%
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	100.00%
VictoryShares US Small Cap Volatility Wtd ETF	100.00%
VictoryShares International Volatility Wtd ETF	95.40%
VictoryShares Emerging Market Volatility Wtd ETF	56.24%
VictoryShares US Large Cap High Div Volatility Wtd ETF	100.00%
VictoryShares US Small Cap High Div Volatility Wtd ETF	100.00%
VictoryShares International High Div Volatility Wtd ETF	95.04%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2016 was as follows:

VictoryShares US 500 Volatility Wtd ETF	100.00%
VictoryShares US Discovery Enhanced Volatility Wtd ETF	100.00%
VictoryShares US 500 Enhanced Volatility Wtd ETF	100.00%
VictoryShares Developed Enhanced Volatility Wtd ETF	0.20%
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	100.00%
VictoryShares US Small Cap Volatility Wtd ETF	100.00%
VictoryShares International Volatility Wtd ETF	0.25%
VictoryShares Emerging Market Volatility Wtd ETF	0.00%
VictoryShares US Large Cap High Div Volatility Wtd ETF	100.00%
VictoryShares US Small Cap High Div Volatility Wtd ETF	100.00%
VictoryShares International High Div Volatility Wtd ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:

VictoryShares US 500 Volatility Wtd ETF	1.71%
VictoryShares US Discovery Enhanced Volatility Wtd ETF	0.00%
VictoryShares US 500 Enhanced Volatility Wtd ETF	0.00%
VictoryShares Developed Enhanced Volatility Wtd ETF	0.00%
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	0.00%
VictoryShares US Small Cap Volatility Wtd ETF	0.00%
VictoryShares International Volatility Wtd ETF	0.00%
VictoryShares Emerging Market Volatility Wtd ETF	0.00%
VictoryShares US Large Cap High Div Volatility Wtd ETF	0.00%
VictoryShares US Small Cap High Div Volatility Wtd ETF	0.00%
VictoryShares International High Div Volatility Wtd ETF	0.00%

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

For the fiscal year ended June 30, 2016 the following VictoryShares ETFs earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to section 853 of the Internal Revenue Code as follows:

VictoryShares Developed Enhanced Volatility Wtd ETF
Country	Gross Dividend	Taxes Withheld
Austria	2,621	212
Australia	47,542	294
Belgium	18,227	2,831
Bermuda	2,193	—
Canada	82,340	12,351
Switzerland	56,076	5,816
Germany	60,356	7,542
Denmark	5,575	836
Spain	47,400	7,719
Finland	13,394	2,009
France	92,902	13,667
Great Britain	140,506	5,508
Hong Kong	75,222	352
Ireland	3,990	—
Israel	4,608	960
Italy	23,197	3,480
Jersey	5,188	100
Japan	92,900	9,290
Cayman Islands	5,710	—
Netherlands	17,254	2,592
Norway	14,417	2,019
Portugal	7,422	1,226
Sweden	34,226	5,134
Singapore	30,239	—
United States	1,514	—
	885,020	83,939
Less Ineligible Countries: Great Britain	140,506	5,508
Hong Kong	75,222	352
Singapore	30,239	—
Total FTC		78,079
VictoryShares International Volatility Wtd ETF
Country	Gross Dividend	Taxes Withheld
Australia	13,116	125
Austria	436	—
Belgium	6,514	1,016
Bermuda	525	—
Canada	25,436	3,815
Cayman Islands	1,903	—
Chile	20,040	2,070
Denmark	2,433	365
Finland	6,002	900
France	32,842	4,834
Germany	22,061	2,738
Great Britain	46,975	1,314
Hong Kong	22,832	103
Ireland	1,473	—

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Country	Gross Dividend	Taxes Withheld
Israel	1,454	309
Italy	7,587	1,138
Japan	33,313	3,331
Jersey	1,608	—
Netherlands	5,470	822
Norway	4,983	704
Portugal	2,692	443
Singapore	6,361	—
Spain	13,134	2,065
Sweden	14,062	2,109
	293,250	28,202
Less Ineligible Countries: France	32,842	4,834
Great Britain	46,975	1,314
Total FTC		22,054
VictoryShares Emerging Market Volatility Wtd ETF
Country	Gross Dividend	Taxes Withheld
Bermuda	203	—
Brazil	2,184	58
Cayman Islands	1,455	—
Chile	7,334	1,301
China	19,308	1,931
Colombia	206	22
Czech Republic	4,337	651
Greece	1,321	132
Hong Kong	16,076	56
Hungary	412	—
India	3,382	—
Indonesia	4,984	865
Malaysia	7,119	—
Mexico	4,335	128
Philippines	3,049	762
Poland	2,325	349
Russian Federation	2,191	329
Thailand	3,483	334
Turkey	6,352	917
Taiwan	14,000	2,796
Zambia	4,723	708
South Korea	19	3
United Arab Emirate	1,719	—
	110,516	11,342
Less Ineligible Countries: None	—	—
Total FTC		11,342
VictoryShares International High Div Volatility Wtd ETF
Country	Gross Dividend	Taxes Withheld
Australia	67,660	769
Belgium	11,616	1,742
Canada	57,645	8,647

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Country	Gross Dividend	Taxes Withheld
Cayman Islands	3,932	—
Finland	11,705	1,756
France	45,313	6,797
Germany	29,377	3,440
Great Britain	129,732	2,829
Hong Kong	32,052	—
Israel	6,299	1,426
Italy	21,518	1,426
Jersey	332	—
Japan	17,891	1,789
Norway	7,847	1,177
Portugal	14,421	2,163
Singapore	18,308	—
Spain	60,614	10,040
Sweden	39,673	5,900
Switzerland	35,157	5,021
	611,091	54,922
Less Ineligible Countries: Great Britain	129,732	2,829
Total FTC		52,093

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Proxy Voting and Form N-Q Information

Proxy Voting:

Information regarding the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Fund's Statement of Additional Information, which is available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

Information relating to how the Fund voted proxies relating to portfolio securities held during the most recent twelve months ended June 30th is available on the SEC's website at www.sec.gov.

Availability of Schedules of Investments:

The Trust files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. You may also review or, for a fee, copy those documents by visiting the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room can be obtained by calling the SEC at 202-551-8090.

Expense Examples

As a shareholder of a Fund, you pay ongoing expenses, such as advisory fees, distribution and service fees (12b-1), and other Fund expenses. The following examples are intended to help you understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions which may be assessed by mutual funds. This Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:

The columns under the heading entitled "Actual" help you estimate the actual expenses you paid over the period. The "Actual Ending Account Value" shown is derived from a Fund's actual return and the "Actual Expenses Paid During Period" show the dollar amount that would have been paid by an investor who started with $1,000 in a Fund. To estimate the expenses you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the column under the heading untitled "Actual Expenses Paid During Period".

Hypothetical Example for Comparison Purposes:

The columns under the heading entitled "Hypothetical" provide information about hypothetical account value and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the last column of the table (Hypothetical Expenses Paid During Period) is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

			Actual		Hypothetical (5% return before expenses)
	Fund's Annual Expense Ratio	Beginning Account Value 07/01/16	Ending Account Value 12/31/16	Expenses Paid During Period(a)	Ending Account Value 12/31/16	Expenses Paid During Period
VictoryShares US 500 Volatility Wtd ETF	0.35%	$1,000.00	$1,090.70	$1.84	$1,023.44	$1.79
VictoryShares US Discovery Enhanced Volatility Wtd ETF	0.35%	1,000.00	1,218.20	1.96	1,023.44	1.79
VictoryShares US 500 Enhanced Volatility Wtd ETF	0.35%	1,000.00	1,090.70	1.84	1,023.44	1.79
VictoryShares Developed Enhanced Volatility Wtd ETF	0.45%	1,000.00	983.90	2.25	1,022.94	2.29
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	0.35%	1,000.00	1,086.20	1.84	1,023.44	1.79
VictoryShares US Small Cap Volatility Wtd ETF	0.35%	1,000.00	1,217.70	1.96	1,023.44	1.79
VictoryShares International Volatility Wtd ETF	0.45%	1,000.00	1,026.10	2.30	1,022.94	2.29
VictoryShares Emerging Market Volatility Wtd ETF	0.50%	1,000.00	981.60	2.50	1,022.68	2.55
VictoryShares US Large Cap High Div Volatility Wtd ETF	0.35%	1,000.00	1,086.30	1.84	1,023.44	1.79
VictoryShares US Small Cap High Div Volatility Wtd ETF	0.35%	1,000.00	1,196.20	1.94	1,023.44	1.79
VictoryShares International High Div Volatility Wtd ETF	0.45%	1,000.00	1,039.20	2.31	1,022.94	2.29

(a)  Expenses are equal to the Funds' annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Portfolio Allocation

VictoryShares US 500 Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US Discovery Enhanced Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US 500 Enhanced Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares Developed Enhanced Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US Small Cap Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares International Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares Emerging Market Volatility Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

VictoryShares US Large Cap High Div Volatility
Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares US Small Cap High Div Volatility
Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

VictoryShares International High Div Volatility
Wtd ETF

Portfolio Holdings

As a Percentage of Total Investments

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Frequency Distribution of Premiums and Discounts

Closing Price vs. NAV

Information regarding how often shares of the Funds trade on the exchange at a price above (i.e., at a premium) or below (i.e., at a discount) the NAVs of the Funds are available, without charge, on the Funds' website at compassempetf.com.

Considerations of the Board in Continuing the Investment Advisory Agreement (the "Agreement")

The Board approved the Agreement on behalf of each of the Funds at a meeting, which was called for that purpose, on December 7, 2016. In considering whether to approve the Agreement, the Board requested, and the Adviser provided, information that the Board believed to be reasonably necessary to reach its conclusions. The Board, including the Independent Trustees, evaluated this information along with other information relating to the Funds and the Agreement provided throughout the year and at a meeting on October 25-26, 2016, and was advised by legal counsel to the Funds and by independent legal counsel to the Independent Trustees. The Board reviewed numerous factors with respect to each Fund. The Board considered each Fund's advisory fee, expense ratio and investment performance as significant factors in determining whether the Agreement should be continued. In considering whether the compensation paid to the Adviser was fair and reasonable, the Board also evaluated, among other things, the following factors:

•  The requirements of the Funds for the services provided by the Adviser;

•  The nature, quality and extent of the services provided and expected to be provided;

•  Fees payable for the services and whether the fee arrangements provided for economies of scale that would benefit Fund shareholders as the Funds grow;

•  Fees paid by other clients of the Adviser that are managed in a similar investment style and any differences in the services provided to the other clients compared to those provided to the Funds;

•  Total expenses of each Fund;

•  The Adviser's commitment to operating the Funds at competitive expense levels;

•  The profitability of the Adviser (as reflected by comparing fees earned against an estimate of the Adviser's costs) with respect to the Adviser's relationship with the Funds;

•  Research and other service benefits received by the Adviser obtained through payment of client commissions for securities transactions;

•  Other benefits to be received by the Adviser, including revenues that may be paid by the Funds to affiliates of the Adviser;

•  The capabilities and financial condition of the Adviser;

•  Current economic and industry trends; and

•  The historical relationship between each Fund and the Adviser.

The Board reviewed each Fund's current management fee in the context of the Adviser's profitability of the Fund. In addition, the Board compared each Fund's total expense ratio on a net and gross basis with a universe of comparable exchange-traded funds ("ETFs") compiled by FUSE Research Network, LLC ("FUSE") and a peer group of funds with similar investment strategies selected by FUSE from the universe. The Board reviewed the factors and methodology used by FUSE in the selection of each Fund's peer group. The Board also reviewed fees and other information related to the Adviser's management of similarly managed institutional or private accounts and the differences in the services provided to those other accounts. The Trustees also noted that there were no breakpoints in the advisory fee schedules for any of the Funds.

The Board reviewed each Fund's performance over a one-year period (where applicable) against the Fund's benchmark index noting that each Fund's investment objective is to track its proprietary benchmark index before fees and expenses and that the Funds generally underperform their benchmarks due to fees and expenses. The Board also considered each Fund's tracking error as a factor in evaluating performance. The Board

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

considered the additional resources that the Adviser has committed to enhance portfolio analysis, compliance and trading systems.

The Board reviewed various other specific factors with respect to each Fund, as described below. In their deliberations, the Trustees did not rank the importance of any particular information or factor considered and each Trustee may have attributed different weights to various factors.

VictoryShares US 500 Volatility Wtd ETF

(formerly, Victory CEMP US 500 Volatility Wtd Index ETF)

The Board considered the VictoryShares US 500 Volatility Wtd ETF with the understanding that the Fund began operation on July 1, 2014. The Board considered that the Fund's gross annual management fee of 0.502% was higher than the median gross management fee of 0.298% charged to the funds in the Fund's peer group. The Board also noted that the Fund's net annual expense ratio of 0.350% was higher than the median expense ratio for the peer group of 0.280%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's total return of 4.70% for the one-year period ended July 31, 2016, to the 5.13% return of the benchmark index for the same period and noted the Fund's low tracking error of 0.04 for the period.

Having concluded, among other things, that: (1) the VictoryShares US 500 Volatility Wtd ETF's management fee, though higher, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expenses ratio was reasonable; (3) the Adviser's willingness to limit the expenses of the Fund for a period of time would provide stability to the Fund's expenses during that period; and (4) the Fund's performance in relation to its benchmark index was in an acceptable range, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Discovery Enhanced Volatility Wtd ETF

(formerly, Victory CEMP US Discovery Enhanced Volatility Wtd Index ETF)

The Board considered the VictoryShares US Discovery Enhanced Volatility Wtd ETF with the understanding that the Fund began operation on August 1, 2014. The Board considered that the Fund's gross annual management fee of 0.512% was higher than the median gross management fee of 0.380% charged to the funds in the Fund's peer group. The Board also noted that the Fund's net annual expense ratio of 0.350% was lower than the median expense ratio for the peer group of 0.380%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's total return of -8.51% for the one-year period ended July 31, 2016, to -8.07% return of the benchmark index for the same period and noted the Fund's low tracking error of 0.05 for the period. The Board discussed the negative performance of benchmark index and the Fund with management.

Having concluded, among other things, that: (1) the VictoryShares US Discovery Enhanced Volatility Wtd ETF's management fee, though higher, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expenses ratio was reasonable; (3) the Adviser's willingness to limit the expenses of the Fund for a period of time would provide stability to the Fund's expenses during that period; and (4) the Fund's's performance in relation to its benchmark index was in an acceptable range, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US 500 Enhanced Volatility Wtd ETF

(formerly, Victory CEMP US 500 Enhanced Volatility Wtd Index ETF)

The Board considered the VictoryShares US 500 Enhanced Volatility Wtd ETF with the understanding that the Fund began operation on August 1, 2014. The Board considered that the Fund's gross annual management fee of 0..431% was higher than the median gross management fee of 0.280% charged to the funds in the Fund's peer group. The Board also noted that the Fund's net annual expense ratio of 0.350% was higher than the median expense ratio for the peer group of 0.280%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's total return of 4.74% for the one-year period ended July 31, 2016, to 5.13% return of the benchmark index for the same period and noted the Fund's low tracking error of 0.06 for the period.

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Having concluded, among other things, that: (1) the VictoryShares US 500 Enhanced Volatility Wtd ETF's management fee, though higher, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expenses ratio was reasonable; (3) the Adviser's willingness to limit the expenses of the Fund for a period of time would provide stability to the Fund's expenses during that period; and (4) the Fund's performance in relation to its benchmark index was within an acceptable range, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Developed Enhanced Volatility Wtd ETF

(formerly, Victory CEMP Developed Enhanced Volatility Wtd Index ETF)

The Board considered the VictoryShares Developed Enhanced Volatility Wtd ETF with the understanding that the Fund began operation on September 30 1, 2014. The Board considered that the Fund's gross annual management fee of 0.698% was higher than the median gross management fee of 0.351% charged to the funds in the Fund's peer group. The Board also noted that the Fund's net annual expense ratio of 0.450% was higher than the median expense ratio for the peer group of 0.380%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's total return of -15.02% for the one-year period ended July 31, 2016, to -14.14% return of the benchmark index for the same period and noted the Fund's tracking error of 0.66 for the period. The Board discussed the negative performance of benchmark index and the Fund with management.

Having concluded, among other things, that: (1) the VictoryShares Developed Enhanced Volatility Wtd ETF's management fee, though higher, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expenses ratio was reasonable; (3) the Adviser's willingness to limit the expenses of the Fund for a period of time would provide stability to the Fund's expenses during that period; and (4) the Fund's performance in relation to its benchmark index was in an acceptable range, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US EQ Income Enhanced Volatility Wtd ETF

(formerly, Victory CEMP US EQ Income Enhanced Volatility Wtd Index ETF)

The Board considered the VictoryShares US EQ Income Enhanced Volatility Wtd ETF with the understanding that the Fund began operation on July 1, 2014. The Board considered that the Fund's gross annual management fee of 0.415% was higher than the median gross management fee of 0.370% charged to the funds in the Fund's peer group. The Board also noted that the Fund's net annual expense ratio of 0.350% was lower than the median expense ratio for the peer group of 0.370%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's total return of 13.23% for the one-year period ended July 31, 2016, to 13.75% return of the benchmark index for the same period and noted the Fund's low tracking error of 0.05 for the period.

Having concluded, among other things, that: (1) the VictoryShares US EQ Income Enhanced Volatility Wtd ETF's management fee, though higher, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expenses ratio was reasonable; (3) the Adviser's willingness to limit the expenses of the Fund for a period of time would provide stability to the Fund's expenses during that period; and (4) the Fund's performance in relation to its benchmark index was within an acceptable range, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Small Cap Volatility Wtd ETF

(formerly, Victory CEMP US Small Cap Volatility Wtd Index ETF)

The Board considered the VictoryShares US Small Cap Volatility Wtd ETF with the understanding that the Fund began operation on July 7, 2015. The Board considered that the Fund's gross annual management fee of 0.750% was higher than the median gross management fee of 0.440% charged to the funds in the Fund's peer group. The Board also noted that the Fund's net annual expense ratio of 0.350% was lower than the median expense ratio for the peer group of 0.380%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus. The Board then

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

compared the Fund's total return of 4.49% for the one-year period ended July 31, 2016, to 4.68% return of the benchmark index for the same period and noted the Fund's tracking error of 0.19 for the period.

Having concluded, among other things, that: (1) the VictoryShares US Small Cap Volatility Wtd ETF's management fee, though higher, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expenses ratio was reasonable; (3) the Adviser's willingness to limit the expenses of the Fund for a period of time would provide stability to the Fund's expenses during that period; and (4) the Fund's performance in relation to its benchmark index was within an acceptable range, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares International Volatility Wtd ETF

(formerly, Victory CEMP International Volatility Wtd Index ETF)

The Board considered the VictoryShares International Volatility Wtd ETF with the understanding that the Fund began operation on August 20, 2015 and, therefore, no one-year performance information was available. The Board considered that the Fund's gross annual management fee of 1.214% was higher than the median gross management fee of 0.376% charged to the funds in the Fund's peer group. The Board also noted that the Fund's net annual expense ratio of 0.450% was higher than the median expense ratio for the peer group of 0.430%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus.

Having concluded, among other things, that: (1) the VictoryShares International Volatility Wtd ETF's management fee, though higher, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expenses ratio was reasonable; and (3) the Adviser's willingness to limit the expenses of the Fund for a period of time would provide stability to the Fund's expenses during that period, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares Emerging Market Volatility Wtd ETF

(formerly, Victory CEMP Emerging Market Volatility Wtd Index ETF)

The Board considered the VictoryShares Emerging Market Volatility Wtd ETF with the understanding that the Fund began operation on March 22, 2016 and, therefore, no one-year performance information was available. The Board considered that the Fund's gross annual management fee of 1.394%was higher than the median gross management fee of 0.601% charged to the funds in the Fund's peer group. The Board also noted that the Fund's net annual expense ratio of 0.500% was lower than the median expense ratio for the peer group of 0.590%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus.

Having concluded, among other things, that: (1) the VictoryShares Emerging Market Volatility Wtd ETF's management fee, though higher, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expenses ratio was reasonable; and (3) the Adviser's willingness to limit the expenses of the Fund for a period of time would provide stability to the Fund's expenses during that period, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Large Cap High Div Volatility Wtd ETF

(formerly, Victory CEMP US Large Cap High Div Volatility Wtd Index ETF)

The Board considered the VictoryShares US Large Cap High Div Volatility Wtd ETF with the understanding that the Fund began operation on July 7, 2015. The Board considered that the Fund's gross annual management fee of 0.427% was higher than the median gross management fee of 0.374% charged to the funds in the Fund's peer group. The Board also noted that the Fund's net annual expense ratio of 0.350% was lower than the median expense ratio for the peer group of 0.375%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's total return of 13.36% for the one-year period ended July 31, 2016, to 13.75% return of the benchmark index for the same period and noted the Fund's low tracking error of 0.10 for the period.

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

Having concluded, among other things, that: (1) the VictoryShares US Large Cap High Div Volatility Wtd ETF's management fee, though higher, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expenses ratio was reasonable; (3) the Adviser's willingness to limit the expenses of the Fund for a period of time would provide stability to the Fund's expenses during that period; and (4) the Fund's performance in relation to its benchmark index was within an acceptable range, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares US Small Cap High Div Volatility Wtd ETF

(formerly, Victory CEMP US Small Cap High Div Volatility Wtd Index ETF)

The Board considered the VictoryShares US Small Cap High Div Volatility Wtd ETF with the understanding that the Fund began operation on July 7, 2015. The Board considered that the Fund's gross annual management fee of 0.466% was higher than the median gross management fee of 0.423% charged to the funds in the Fund's peer group. The Board also noted that the Fund's net annual expense ratio of 0.350% was lower than the median expense ratio for the peer group of 0.385%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus. The Board then compared the Fund's total return of 9.76% for the one-year period ended July 31, 2016, to 10.14% return of the benchmark index for the same period and noted the Fund's tracking error of 0.12 for the period.

Having concluded, among other things, that: (1) the VictoryShares US Small Cap High Div Volatility Wtd ETF's management fee, though higher, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expenses ratio was reasonable; (3) the Adviser's willingness to limit the expenses of the Fund for a period of time would provide stability to the Fund's expenses during that period; and (4) the Fund's performance in relation to its benchmark index was within an acceptable range, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

VictoryShares International High Div Volatility Wtd ETF

(formerly, Victory CEMP International High Div Volatility Wtd Index ETF)

The Board considered the VictoryShares International High Div Volatility Wtd ETF with the understanding that the Fund began operation on August 20, 2015 and, therefore, no one-year performance information was available. The Board considered that the Fund's gross annual management fee of 0.636%was higher than the median gross management fee of 0.480% charged to the funds in the Fund's peer group. The Board also noted that the Fund's Class A net annual expense ratio, taking into account any shareholder servicing or distribution fees, of 0.450% was lower than the median expense ratio for the peer group of 0.470%. The Board considered the Adviser's contractual agreement to waive its fees and reimburse expenses for a specified period of time, as described in the Fund's prospectus.

Having concluded, among other things, that: (1) the VictoryShares International High Div Volatility Wtd ETF's management fee, though higher, was within the range of advisory fees charged to comparable mutual funds; (2) the Fund's total expenses ratio was reasonable; and (3) the Adviser's willingness to limit the expenses of the Fund for a period of time would provide stability to the Fund's expenses during that period, the Board agreed that the Agreement continued to be in the best interests of the Fund's shareholders.

Conclusion

Based on its review of the information requested and provided, and following extended discussions concerning the same, the Board determined that the Agreement, on behalf of the Funds discussed above, was consistent with the best interests of each Fund and its shareholders, and the Board approved the Agreement, on behalf of each Fund, for an additional annual period on the basis of the foregoing review and discussions and the following considerations, among others:

•  The fairness and reasonableness of the investment advisory fee payable to the Adviser under the Agreement in light of the investment advisory services provided, the costs of these services, the profitability of the Adviser's relationship with the Fund and the comparability of the fee paid to the fees paid by other investment companies;

•  The nature, quality and extent of the investment advisory services provided by the Adviser;

Victory Portfolios II	Supplemental Information — continued December 31, 2016

  (Unaudited)

•  The Adviser's entrepreneurial commitment to the management of the Funds and the creation of a broad-based family of funds, which could entail a substantial commitment of the Adviser's resources to the successful operation of the Funds;

•  The Adviser's representations regarding its staffing and capabilities to manage the Funds, including the retention of personnel with relevant portfolio management experience;

•  The Adviser's efforts to enhance investment results by, among other things, developing quality portfolio management teams, committing substantial resources and implementing a risk management program aimed at measuring, managing and monitoring portfolio risk, and to reduce expenses across the complex; and

•  The overall high quality of the personnel, operations, financial condition, investment management capabilities, methodologies and performance of the Adviser.

Victory CEMP Funds
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Visit our website at:	Call Victory at:
www.compassempetf.com	866-376-7890

VPII-VICTORYSHARESETF-SAR (12/16)

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)         The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)         (1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)         Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.  Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Victory Portfolios II

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, President (Principal Executive Officer)

Date	February 24, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Christopher K. Dyer
Christopher K. Dyer, President (Principal Executive Officer)

Date	February 24, 2017

By (Signature and Title)*	/s/ Christopher A. Ponte
Christopher A. Ponte, Treasurer (Principal Financial Officer)

Date	February 24, 2017

* Print the name and title of each signing officer under his or her signature.